UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Gregory B. McShea

MTB Investment Advisors, Inc.

100 East Pratt St., 17th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: April 30

Date of Reporting Period: Quarter ended January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB U.S. Treasury Money Market Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 35.3%
U.S. TREASURY BILLS - 33.0%
[2]0.10%, 2/03/11	50,000,000	49,999,590
[2]0.15%, 4/28/11	25,000,000	24,990,743
[2]0.17%, 4/07/11	100,000,000	99,969,306
[2]0.17%, 4/21/11	50,000,000	49,981,896
[2]0.17%, 7/07/11	100,000,000	99,925,250
[2]0.18%, 7/28/11	50,000,000	49,955,750

TOTAL U.S. TREASURY BILLS		$374,822,535
U.S. TREASURY NOTE - 2.3%
4.63%, 10/31/11	25,000,000	25,811,939

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $400,634,474)		$400,634,474

REPURCHASE AGREEMENTS - 64.7%
Bank of America LLC, 0.21%, dated 01/31/11, due 02/01/11, repurchase price $235,001,371, collateralized by U.S. Government Securities 2.50% to 3.00%, maturing 03/31/15 to 02/28/17; total market value of $237,350,051.	235,000,000	235,000,000
Barclays Capital, Inc., 0.21%, dated 01/31/11, due 02/01/11, repurchase price $251,001,464, collateralized by a U.S. Government Security 1.38%, maturing 02/15/12; total market value of $253,510,025.	251,000,000	251,000,000
Deutsche Bank Securities, 0.21%, dated 01/31/11, due 02/01/11, repurchase price $247,001,441, collateralized by U.S. Government Securities 0.00% to 2.75%, maturing 10/31/13 to 07/15/18; total market value of $249,470,024.	247,000,000	247,000,000

TOTAL REPURCHASE AGREEMENTS (COST $733,000,000)		$733,000,000

TOTAL INVESTMENTS - 100.0% (COST $1,133,634,474)		$1,133,634,474
OTHER ASSETS LESS LIABILITIES - 0.0%**		51,477

TOTAL NET ASSETS - 100.0%		$1,133,685,951

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Government Agency & Obligations	$—	$400,634,474	$—	$400,634,474
Repurchase Agreements	—	733,000,000	—	733,000,000

Total	$—	$1,133,634,474	$—	$1,133,634,474

MTB U.S. Government Money Market Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
4COMMERCIAL PAPER - 20.2%
ASSET BACKED SECURITIES - 20.2%
Straight-A Funding LLC
[6,7] 0.22%, 3/09/11	100,000,000	99,978,000
[6,7] 0.24%, 2/14/11	50,000,000	49,995,667
[6,7] 0.25%, 2/02/11	50,000,000	49,999,653
[6,7] 0.25%, 2/08/11	50,000,000	49,997,569
[6,7] 0.25%, 3/14/11	50,000,000	49,985,764
[6,7] 0.25%, 4/05/11	32,000,000	31,986,000
[6,7] 0.25%, 4/11/11	50,000,000	49,976,042
[6,7] 0.25%, 4/21/11	50,000,000	49,972,569

TOTAL ASSET BACKED SECURITIES		$431,891,264

TOTAL COMMERCIAL PAPER (COST $431,891,264)		$431,891,264
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 47.5%
FEDERAL FARM CREDIT BANK (FFCB) - 12.9%
[1] 0.24%, 2/02/11	125,000,000	125,000,000
[1] 0.27%, 2/01/11	25,000,000	25,000,000
[1] 0.76%, 2/01/11	125,000,000	124,999,452

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$274,999,452
FEDERAL HOME LOAN BANK (FHLB) - 9.3%
[2] Discount Notes 0.11%, 4/04/11	50,000,000	49,990,528
0.18%, 2/09/11	100,000,000	99,978,760
0.27%, 2/01/11	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$199,969,288
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 8.9%
[2] 0.16%, 4/01/11	40,000,000	39,989,511
[2] 0.20%, 7/15/11	50,000,000	49,954,444
[2] 0.21%, 7/06/11	100,000,000	99,909,583

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$189,853,538
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 9.4%
[2] 0.16%, 7/01/11	50,000,000	49,966,667
[2] 0.22%, 10/03/11	100,000,000	99,850,889
1.00%, 11/23/11	50,000,000	50,297,293

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$200,114,849
U.S. TREASURY BILLS - 7.0%
[2] 0.17%, 4/07/11	100,000,000	99,969,305
[2] 0.30%, 12/15/11	50,000,000	49,867,917

TOTAL U.S. TREASURY BILLS		$149,837,222

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $1,014,774,349)		$1,014,774,349
REPURCHASE AGREEMENTS - 32.3%
Barclays Capital, Inc., 0.21%, dated 01/31/11, due 02/01/11, repurchase price $344,002,007, collateralized by U.S. Government Securities 0.75% to 1.75%, maturing 11/30/11 to 04/15/13; total market value of $347,440,034.	344,000,000	344,000,000
Deutsche Bank Securities, 0.21%, dated 01/31/11, due 02/01/11, repurchase price $345,002,013, collateralized by a U.S. Government Security 5.00%, maturing 05/15/37; total market value of $348,450,020.	345,000,000	345,000,000

TOTAL REPURCHASE AGREEMENTS (COST $689,000,000)		$689,000,000

TOTAL INVESTMENTS - 100.0% (COST $2,135,665,613)		$2,135,665,613
OTHER ASSETS LESS LIABILITIES - 0.0%**		157,654

TOTAL NET ASSETS - 100.0%		$2,135,823,267

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$431,891,264	$—	$431,891,264
U.S. Government Agency & Obligations	—	1,014,774,349	—	1,014,774,349
Repurchase Agreements	—	689,000,000	—	689,000,000

Total	$—	$2,135,665,613	$—	$2,135,665,613

MTB Tax-Free Money Market Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER - 7.8%
NEW YORK- 7.8%
ASSET BACKED SECURITIES - 3.7%
New York State, Power Authority, (JP Morgan LOC) 0.30%, 5/02/11	4,410,000	4,410,000
TRANSPORTATION - 4.1%
Metropolitan Transportation Authority, (Series D) 0.28%, 3/01/11	5,000,000	5,000,000

TOTAL NEW YORK		$9,410,000

TOTAL COMMERCIAL PAPER (COST $9,410,000)		$9,410,000

MUNICIPAL BONDS - 26.4%
ALASKA - 1.2%
GENERAL OBLIGATIONS - 1.2%
Fairbanks North Star Borough, AK, GO Unlimited, Refunding Bonds, (Series O) 2.00%, 4/01/11	1,425,000	1,428,461

TOTAL ALASKA		$1,428,461
MICHIGAN - 0.6%
SCHOOL DISTRICT - 0.6%
Traverse City Area Public Schools, MI, GO Unlimited Bonds, (School Building & Site) 2.00%, 5/01/11	750,000	752,281

TOTAL MICHIGAN		$752,281
NEW YORK - 14.3%
GENERAL OBLIGATIONS - 9.2%
Nassau County, NY, GO Unlimited Notes, TANs, (Series B) 2.00%, 9/15/11	1,000,000	1,005,213
Nassau County, NY, GO Unlimited Notes, TANs, (Series C) 1.75%, 10/15/11	3,000,000	3,015,626
Rockland County, NY, GO Unlimited Notes, BANs, (Series B) 1.50%, 4/22/11	2,000,000	2,000,601
Rome, NY, Public Improvements, GO Unlimited, Refunding Revenue Bonds 2.00%, 9/15/11	1,055,000	1,062,125
Wheatfield, NY, GO Unlimited Notes, BANs 1.75%, 2/10/11	4,000,000	4,000,726

TOTAL GENERAL OBLIGATIONS		$11,084,291
HIGHER EDUCATION - 1.4%
New York State, Dormitory Authority, Revenues Nonstate Supported Debt, Revenue Bonds, (Series A-1), (Interagency Council Pooled)/(State Aid Withholding) 1.50%, 7/01/11	1,735,000	1,736,479
SCHOOL DISTRICT - 3.7%
Lyncourt Union Free School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 1.50%, 3/11/11	3,000,000	3,002,324
Windsor Central School District, NY, GO Unlimited Refunding Notes, BANs, (State Aid Withholding) 1.75%, 6/16/11	1,500,000	1,505,781

TOTAL SCHOOL DISTRICT		$4,508,105

TOTAL NEW YORK		$17,328,875
PENNSYLVANIA - 7.9%
DEVELOPMENT - 1.7%
Allegheny County, PA, IDA, Revenue Bonds, Mandatory Tender & Remarketing, (Animal Friends, Inc., Project)/(PNC Bank N.A., LOC) 0.70%, 7/01/11	2,000,000	2,000,000
GENERAL OBLIGATIONS - 1.6%
Philadelphia, PA, GO Unlimited Notes, TRANs, (Series A) 2.00%, 6/30/11	2,000,000	2,010,540
SCHOOL DISTRICT - 4.6%
Otto-Eldred School District, PA, GO Unlimited Bonds, (AGM) 2.00%, 11/15/11	525,000	530,750
Philadelphia, PA, School District, GO Unlimited Notes, TRANs, (Series A) 2.50%, 6/30/11	5,000,000	5,032,271

TOTAL SCHOOL DISTRICT		$5,563,021

TOTAL PENNSYLVANIA		$9,573,561
WISCONSIN - 2.4%
GENERAL REVENUE - 2.4%
Sister Bay, WI, Anticipated Notes 2.65%, 6/01/11	2,925,000	2,937,512

TOTAL WISCONSIN		$2,937,512
TOTAL MUNICIPAL BONDS (COST $32,020,690)		$32,020,690

3SHORT-TERM MUNICIPAL BONDS - 62.0%
ALABAMA - 3.3%
TRANSPORTATION - 3.3%
Mobile, AL, IDB, Dock & Wharf Revenue, (Series B) Weekly VRDNs, (Holnam, Inc.)/(Wachovia Bank N.A., LOC) 0.27%, 2/02/11	4,000,000	4,000,000

TOTAL ALABAMA		$4,000,000
COLORADO - 3.1%
FACILITIES - 0.8%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, (Series C-5) Daily VRDNs, (Milwaukee Jewish Foundation, Inc.)/(U.S. Bank NA, LOC) 0.27%, 2/01/11	1,000,000	1,000,000
GENERAL REVENUE - 2.3%
Colorado Educational & Cultural Facilities Authority, Refunding Revenue Bonds, (Series A1) Daily VRDNs, (National Jewish Federation Board Program)/(Bank of America N.A., LOC) 0.27%, 2/01/11	2,730,000	2,730,000

TOTAL COLORADO		$3,730,000
CONNECTICUT - 1.4%
MEDICAL - 1.4%
Connecticut State, Health & Educational Facility Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Bradley Health Care, Inc.)/(Central Connecticut Senior Care, Inc.)/(Fleet National Bank CT, LOC) 0.28%, 2/02/11	1,700,000	1,700,000

TOTAL CONNECTICUT		$1,700,000
FLORIDA - 4.3%
GENERAL REVENUE - 3.2%
Broward County School Board, FL, Certificate Participation, (Series D) Weekly VRDNs, (AGM)/(Dexia Credit Local) 0.30%, 2/03/11	3,800,000	3,800,000
MEDICAL - 1.1%
Jacksonville, FL, Economic Development Commission, Health Care Facilities Refunding Revenue Bonds, Daily VRDNs, (Methodist)/(TD Bank N.A., LOC) 0.27%, 2/01/11	1,345,000	1,345,000

TOTAL FLORIDA		$5,145,000
GEORGIA - 2.1%
MULTI-FAMILY HOUSING - 2.1%
De Kalb County, GA, MFH, Winterscreek Apartments, Weekly VRDNs, (FNMA, COL) 0.30%, 2/02/11	2,600,000	2,600,000

TOTAL GEORGIA		$2,600,000
MARYLAND - 2.9%
MEDICAL - 2.9%
Maryland State, Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (GO of INSTN)/(JP Morgan Chase, LOC)/(Pooled Loan Program) 0.28%, 2/02/11	1,700,000	1,700,000
Maryland State, Health & Higher Educational Facilities Authority, Revenue Bonds, (Series D) Daily VRDNs, (University of Maryland Medical System)/(TD Bank N.A., LOC) 0.26%, 2/01/11	1,800,000	1,800,000

TOTAL MEDICAL		$3,500,000

TOTAL MARYLAND		$3,500,000

MISSOURI - 1.2%
MEDICAL - 1.2%
Missouri State, Health & Educational Facilities Authority, Health Facilities Refunding Revenue Bonds, (Series E) Daily VRDNs, (SSM Health Care Corp.)/(PNC Bank N.A., LOC) 0.23%, 2/01/11	1,500,000	1,500,000

TOTAL MISSOURI		$1,500,000
NEVADA - 1.7%
MULTI-FAMILY HOUSING - 1.7%
[5]Nevada Housing Division, Multi-Unit Housing Revenue Bonds, AMT, (Series K) Weekly VRDNs, (U.S. Bank N.A./Federal Home Loan Bank, LOC) 0.35%, 2/03/11	2,000,000	2,000,000

TOTAL NEVADA		$2,000,000
NEW HAMPSHIRE - 3.1%
HIGHER EDUCATION - 3.1%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(JP Morgan Chase Bank) 0.27%, 2/02/11	3,700,000	3,700,000

TOTAL NEW HAMPSHIRE		$3,700,000
NEW YORK - 10.4%
GENERAL OBLIGATIONS - 3.3%
New York City, NY, GO Bonds, (Subseries A- 4) Daily VRDNs, (Landesbank Baden Wurttemberg, LOC) 0.30%, 2/01/11	2,000,000	2,000,000
New York City, NY, GO Unlimited Bonds, (Subseries H-4) Daily VRDNs, (Bank of New York, LOC) 0.23%, 2/01/11	2,000,000	2,000,000

TOTAL GENERAL OBLIGATIONS		$4,000,000
GENERAL REVENUE - 3.3%
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia) 0.25%, 2/02/11	4,000,000	4,000,000
POWER - 0.8%
Long Island Power Authority, NY, Electric System Revenue, (Subseries 3B) Daily VRDNs, (West LB, LOC) 0.26%, 2/01/11	1,000,000	1,000,000
TRANSPORTATION - 2.1%
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds (Series D-1) Weekly VRDNs, (FSA INS)/(Westdeutsche Landesbank) 0.34%, 2/03/11	2,500,000	2,500,000
WATER - 0.9%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series F-2) Weekly VRDNs, (JP Morgan Chase Bank) 0.26%, 2/02/11	1,075,000	1,075,000

TOTAL NEW YORK		$12,575,000
NORTH CAROLINA - 2.8%
EDUCATION - 2.8%
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Bonds, Weekly VRDNs, (Peace College of Raleigh)/(Wachovia Bank N.A., LOC) 0.29%, 2/03/11	3,420,000	3,420,000

TOTAL NORTH CAROLINA		$3,420,000
PENNSYLVANIA - 22.6%
DEVELOPMENT - 2.2%
Delaware County, PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.(GTD)) 0.25%, 2/02/11	1,075,000	1,075,000
Delaware County, PA, IDA, Revenue Bonds, (Series G) Weekly VRDNs, (Res Recovery Facility)/(General Electric Capital Corp.) 0.25%, 2/02/11	1,580,000	1,580,000

TOTAL DEVELOPMENT		$2,655,000
FACILITIES - 0.9%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC) 0.32%, 2/02/11	1,100,000	1,100,000
HIGHER EDUCATION - 7.0%
Northampton County, PA, Higher Education Authority, Revenue Bonds, (Series A) Weekly VRDNs, (Lehigh University)/(Wachovia Bank N.A.) 0.28%, 2/03/11	800,000	800,000
Pennsylvania State, Higher Education Facilities Authority, Revenue Bonds, (Series B) Weekly VRDNs, (Drexel University)/(Landesbank Hessen-Thuringen, LOC) 0.28%, 2/03/11	5,545,000	5,545,000
Pennsylvania State, University Revenue Bonds, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank) 0.25%, 2/03/11	1,400,000	1,400,000
Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania) 0.25%, 2/03/11	700,000	700,000

TOTAL HIGHER EDUCATION		$8,445,000
MEDICAL - 5.6%
Erie County, PA, Hospital Authority, Health Facility Refunding Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie)/(Bank of America N.A., LOC) 0.32%, 2/02/11	2,035,000	2,035,000
Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC) 0.29%, 2/01/11	1,700,000	1,700,000
Southcentral General Authority, PA, Revenue Bonds, (Series D) Weekly VRDNs, (Wellspan Health Obligated Group)/(TD Bank N.A., LOC) 0.26%, 2/02/11	2,000,000	2,000,000
Wilkins Area, PA, IDA, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Fairview Extended Care Services)/(Bank of America N.A., LOC) 0.52%, 2/03/11	1,000,000	1,000,000

TOTAL MEDICAL		$6,735,000
POLLUTION CONTROL - 2.3%
Beaver County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Nuclear Generation)/(Barclays Bank PLC, LOC) 0.27%, 2/01/11	1,300,000	1,300,000
0.29%, 2/01/11	1,500,000	1,500,000

TOTAL POLLUTION CONTROL		$2,800,000
POWER - 3.1%
[5]Pennsylvania State, Energy Development Authority, Revenue Bonds, AMT, Weekly VRDNs, (Edensburg Power Company)/(Landesbank Hessen-Thuringen, LOC) 0.30%, 2/02/11	3,800,000	3,800,000
UTILITIES - 1.5%
Philadelphia, PA, Gas Works Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC) 0.28%, 2/03/11	1,850,000	1,850,000

TOTAL PENNSYLVANIA		$27,385,000
UTAH - 1.5%
DEVELOPMENT - 1.5%
Emery County, UT, Pollution Control Revenue, Weekly VRDNs, (Pacificorp)/(BNP Paribus, LOC) 0.30%, 2/02/11	1,800,000	1,800,000

TOTAL UTAH		$1,800,000
WASHINGTON - 0.8%
TRANSPORTATION - 0.8%
Port of Tacoma, WA, Sub Lien, (Series B) Daily VRDNs, (Bank of America N.A., LOC) 0.26%, 2/01/11	1,000,000	1,000,000

TOTAL WASHINGTON		$1,000,000

WYOMING - 0.8%
POLLUTION CONTROL - 0.8%
Lincoln County, WY, Pollution Control Revenue Bonds, (Series C) Daily VRDNs, (Exxon Mobil Corporation) 0.22%, 2/01/11	1,000,000	1,000,000

TOTAL WYOMING		$1,000,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $75,055,000)		$75,055,000

TOTAL INVESTMENTS - 96.2% (COST $116,485,690)		$116,485,690
OTHER ASSETS LESS LIABILITIES - 3.8%		4,662,025

TOTAL NET ASSETS - 100.0%		$121,147,715

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$9,410,000	$—	$9,410,000
Municipal Bonds	—	32,020,690	—	32,020,690
Short-Term Municipal Bonds	—	75,055,000	—	75,055,000

Total	$—	$116,485,690	$—	$116,485,690

MTB Money Market Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
4COMMERCIAL PAPER - 55.2%
ASSET BACKED SECURITIES - 14.0%
FCAR Owner Trust Series I 0.26%, 2/23/11	63,000,000	62,989,990
[6,7]Gemini Security Corp., LLC 0.28%, 3/02/11	50,000,000	49,988,722
Straight-A Funding LLC [6,7]0.25%, 4/05/11	63,000,000	62,972,437
[6,7]0.26%, 2/02/11	50,000,000	49,999,639

TOTAL ASSET BACKED SECURITIES		$225,950,788
BANKS - 8.6%
Abbey National North America LLC 0.23%, 2/15/11	70,000,000	69,993,739
Dexia Delaware LLC 0.46%, 2/28/11	70,000,000	69,975,850

TOTAL BANKS		$139,969,589
BEVERAGES - 3.8%
[6,7]PepsiCo, Inc. 0.19%, 4/06/11	62,000,000	61,979,058
DIVERSIFIED FINANCIAL SERVICES - 8.5%
General Electric Capital Services 0.32%, 4/18/11	72,000,000	71,951,360
HSBC Finance Corp. 0.20%, 2/03/11	65,000,000	64,999,278

TOTAL DIVERSIFIED FINANCIAL SERVICES		$136,950,638
FINANCE-AUTO LOANS - 8.6%
American Honda Finance Corp. 0.22%, 2/07/11	70,000,000	69,997,433
Toyota Motor Credit Corp. 0.24%, 4/01/11	70,000,000	69,972,467

TOTAL FINANCE-AUTO LOANS		$139,969,900
MEDIA - 3.9%
[6,7]Walt Disney Co. 0.16%, 2/22/11	63,000,000	62,994,120
MEDICAL PRODUCTS - 3.9%
[6,7]Johnson & Johnson 0.18%, 4/04/11	63,000,000	62,980,470
OIL & GAS - 3.9%
Chevron Funding Corp. 0.16%, 2/10/11	63,000,000	62,997,480

TOTAL COMMERCIAL PAPER (COST $893,792,043)		$893,792,043
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 26.6%
FEDERAL FARM CREDIT BANK (FFCB) - 12.4%
[1]0.24%, 2/02/11	75,000,000	75,000,000
0.28%, 2/12/11	50,000,000	50,000,000
[2]Discount Notes 0.26%, 10/20/11	75,000,000	74,858,625

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$199,858,625
FEDERAL HOME LOAN BANK (FHLB) - 2.5%
0.27%, 2/01/11	40,000,000	40,000,000
U.S. TREASURY BILLS - 11.7%
[2]0.17%, 4/07/11	75,000,000	74,976,979
[2]0.28%, 6/02/11	75,000,000	74,929,417
[2]0.30%, 12/15/11	40,000,000	39,894,333

TOTAL U.S. TREASURY BILLS		$189,800,729

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $429,659,354)		$429,659,354
REPURCHASE AGREEMENTS - 18.2%
Barclays Capital, Inc., 0.21%, dated 01/31/11, due 02/01/11, repurchase price $148,000,863, collateralized by a U.S. Government Security 1.88%, maturing 09/30/17; total market value of $149,480,048.	148,000,000	148,000,000
Deutsche Bank Securities, 0.21%, dated 01/31/11, due 02/01/11, repurchase price $147,000,858, collateralized by U.S. Government Securities 0.63% to 2.00%, maturing 01/31/13 to 01/31/16; total market value of $148,470,099.	147,000,000	147,000,000

TOTAL REPURCHASE AGREEMENTS (COST $295,000,000)		$295,000,000

TOTAL INVESTMENTS - 100.0% (COST $1,618,451,397)		$1,618,451,397
OTHER LIABILITIES LESS ASSETS - 0.0%**		(452,929)

TOTAL NET ASSETS - 100.0%		$1,617,998,468

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$893,792,043	$—	$893,792,043
U.S. Government Agency & Obligations	—	429,659,354	—	429,659,354
Repurchase Agreements	—	295,000,000	—	295,000,000

Total	$—	$1,618,451,397	$—	$1,618,451,397

MTB Prime Money Market Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
4COMMERCIAL PAPER - 50.2%
ASSET BACKED SECURITIES - 13.8%
FCAR Owner Trust Series I 0.26%, 2/23/11	15,000,000	14,997,617
[6,7]Gemini Security Corp., LLC 0.28%, 3/02/11	12,000,000	11,997,293
Straight - A Funding LLC
[6,7]0.25%, 4/05/11	15,000,000	14,993,437
[6,7]0.26%, 2/02/11	13,000,000	12,999,906

TOTAL ASSET BACKED SECURITIES		$54,988,253
BANKS - 8.3%
Abbey National North America LLC 0.23%, 2/15/11	16,000,000	15,998,569
Dexia Delaware LLC 0.46%, 2/28/11	17,000,000	16,994,135

TOTAL BANKS		$32,992,704
BEVERAGES - 4.0%
[6,7]PepsiCo, Inc. 0.19%, 4/06/11	16,000,000	15,994,596
DIVERSIFIED FINANCIAL SERVICES - 5.8%
General Electric Capital Services 0.32%, 4/18/11	13,000,000	12,991,218
HSBC Finance Corp. 0.20%, 2/03/11	10,000,000	9,999,889

TOTAL DIVERSIFIED FINANCIAL SERVICES		$22,991,107
FINANCE-AUTO LOANS - 8.0%
American Honda Finance Corp. 0.22%, 2/07/11	15,000,000	14,999,450
Toyota Motor Credit Corp. 0.24%, 4/01/11	17,000,000	16,993,313

TOTAL FINANCE-AUTO LOANS		$31,992,763
MEDIA - 3.2%
[6,7]Walt Disney Co. 0.16%, 2/22/11	13,000,000	12,998,787
MEDICAL PRODUCTS - 3.8%
[6,7]Johnson & Johnson 0.18%, 4/04/11	15,000,000	14,995,350
OIL & GAS - 3.3%
Chevron Funding Corp. 0.16%, 2/10/11	13,000,000	12,999,480

TOTAL COMMERCIAL PAPER (COST $199,953,040)		$199,953,040
U.S. GOVERNMENT AGENCY & OBLIGATIONS - 23.6%
FEDERAL FARM CREDIT BANK (FFCB) - 10.8%
[1]0.24%, 2/02/11	15,000,000	15,000,000
0.28%, 2/12/11	10,000,000	10,000,000
[2]Discount Notes 0.26%, 10/20/11	18,000,000	17,966,070

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$42,966,070
FEDERAL HOME LOAN BANK (FHLB) - 2.5%
0.27%, 2/01/11	10,000,000	10,000,000
U.S. TREASURY BILLS - 10.3%
[2]0.17%, 4/07/11	15,000,000	14,995,396
[2]0.28%, 6/02/11	18,000,000	17,983,060
[2]0.30%, 12/15/11	8,000,000	7,978,866

TOTAL U.S. TREASURY BILLS		$40,957,322

TOTAL U.S. GOVERNMENT AGENCY & OBLIGATIONS (COST $93,923,392)		$93,923,392
REPURCHASE AGREEMENTS - 26.3%
Barclays Capital, Inc., 0.21%, dated 01/31/11, due 02/01/11, repurchase price $52,000,303, collateralized by U.S. Government Securities 2.63% to 5.00%, maturing 08/15/11 to 07/31/14; total market value of $52,520,085.	52,000,000	52,000,000
Deutsche Bank Securities, 0.21%, dated 01/31/11, due 02/01/11, repurchase price $53,000,309, collateralized by a U.S. Government Security 0.75%, maturing 08/15/13; total market value of $53,530,087.	53,000,000	53,000,000

TOTAL REPURCHASE AGREEMENTS (COST $105,000,000)		$105,000,000

TOTAL INVESTMENTS - 100.1% (COST $398,876,432)		$398,876,432
OTHER LIABILITIES LESS ASSETS - (0.1%)		(518,633)

TOTAL NET ASSETS - 100.0%		$398,357,799

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$199,953,040	$—	$199,953,040
U.S. Government Agency & Obligations	—	93,923,392	—	93,923,392
Repurchase Agreements	—	105,000,000	—	105,000,000

Total	$—	$398,876,432	$—	$398,876,432

MTB New York Tax-Free Money Market Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
COMMERCIAL PAPER - 8.4%
NEW YORK - 8.4%
ASSET BACKED SECURITIES - 4.2%
New York State, Power Authority, (JP Morgan LOC) 0.30%, 5/02/11	5,000,000	5,000,000
TRANSPORTATION - 4.2%
Metropolitan Transportation Authority, (Series D) 0.28%, 3/01/11	5,000,000	5,000,000

TOTAL COMMERCIAL PAPER (COST $10,000,000)		$10,000,000
MUNICIPAL BONDS - 23.4%
NEW YORK - 23.4%
GENERAL OBLIGATIONS - 11.6%
Irondequoit, NY, GO Unlimited Notes, BANs 1.50%, 12/16/11	2,100,000	2,116,016
Nassau County, NY, GO Unlimited Notes, TANs, (Series B) 2.00%, 9/15/11	4,000,000	4,020,852
Orleans County, NY, Public Improvements, GO Unlimited, Refunding Revenue Bonds 2.00%, 4/01/11	560,000	560,991
Rockland County, NY, GO Unlimited Notes, BANs 1.25%, 9/01/11	2,000,000	2,002,637
Rockland County, NY, GO Unlimited Notes, TANs 2.00%, 3/09/11	3,000,000	3,003,553
Wheatfield, NY, GO Unlimited Notes, BANs 1.75%, 2/10/11	2,010,000	2,010,365

TOTAL GENERAL OBLIGATIONS		$13,714,414
HIGHER EDUCATION - 1.3%
New York State Dormitory Authority, Non- State Supported Debt, School District Funding, Revenue Bonds, (Series A), (AGM GO of DISTS) 3.00%, 10/01/11	1,560,000	1,583,908
SCHOOL DISTRICT - 8.4%
Alexander Central School District, NY, GO Unlimited, Refunding Bonds, (AGM State Aid Withholding) 5.00%, 6/15/11	645,000	654,884
La Fargeville Central School District, NY, GO Unlimited Refunding Notes, BANs, (State Aid Withholding) 2.00%, 6/29/11	2,500,000	2,510,049
Lyncourt Union Free School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 1.50%, 3/11/11	1,750,000	1,751,356
West Canada Valley Central School District, NY, GO Unlimited Notes, BANs, (State Aid Withholding) 2.00%, 6/24/11	3,500,000	3,514,931
Windsor Central School District, NY, GO Unlimited Refunding Notes, BANs, (State Aid Withholding) 1.75%, 6/16/11	1,500,000	1,505,781

TOTAL SCHOOL DISTRICT		$9,937,001
TRANSPORTATION - 1.1%
New York State, Thruway Authority, Highway & Bridge Trust Fund, Refunding Revenue Bonds, (Series B), (AGM) 5.00%, 4/01/11	1,350,000	1,359,720
WATER - 1.0%
Buffalo, NY, Sewer Authority, Revenue Bonds, (Series I), (AGM) 5.00%, 7/01/11	1,110,000	1,130,620

TOTAL NEW YORK		$27,725,663

TOTAL MUNICIPAL BONDS (COST $27,725,663)		$27,725,663
3SHORT-TERM MUNICIPAL BONDS - 68.3%
NEW YORK - 68.3%
DEVELOPMENT - 1.2%
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank) 0.30%, 2/03/11	1,375,000	1,375,000
EDUCATION - 1.9%
Dutchess County, NY, IDA, Weekly VRDNs, (Trinity-Pawling School Corp.)/(PNC Bank, N.A., LOC) 0.29%, 2/03/11	2,235,000	2,235,000
GENERAL OBLIGATIONS - 25.9%
New York City, NY, (Series H-Subseries H-2) Daily VRDNs, (MBIA Insurance Corp. INS)/(Wachovia Bank N.A., LOC) 0.29%, 2/01/11	2,700,000	2,700,000
New York City, NY, GO Bonds, (Series F-4) Weekly VRDNs, (Landesbank Hessen- Thuringen, LOC) 0.29%, 2/02/11	6,475,000	6,475,000
New York City, NY, GO Bonds, (Series F-6) Weekly VRDNs, (Morgan Guarantee Trust, LOC) 0.25%, 2/02/11	1,825,000	1,825,000
New York City, NY, GO Bonds, (Series I, Subseries I-4) Weekly VRDNs, (Bank of New York, LOC) 0.25%, 2/02/11	3,500,000	3,500,000
New York City, NY, GO Bonds, (Subseries A- 5) Daily VRDNs, (KBC Bank N.V., LOC) 0.23%, 2/01/11	600,000	600,000
New York City, NY, GO Bonds, (Subseries A- 5) Weekly VRDNs, (Bank of Nova Scotia, LOC) 0.28%, 2/02/11	1,350,000	1,350,000
New York City, NY, GO Bonds, (Subseries A- 6) Weekly VRDNs, (Landesbank Baden Wurttemberg, LOC) 0.27%, 2/02/11	1,300,000	1,300,000
New York City, NY, GO Bonds, (Subseries H-2) Daily VRDNs, (Dexia Credit Local, LOC) 0.26%, 2/01/11	1,965,000	1,965,000
New York City, NY, GO Unlimited Bonds, (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A., LOC) 0.29%, 2/01/11	1,550,000	1,550,000
New York City, NY, GO Unlimited Bonds, (Subseries E5), (JP Morgan Chase Bank, LOC) 0.24%, 2/01/11	1,400,000	1,400,000
New York City, NY, GO Unlimited Bonds, (Subseries H-4) Daily VRDNs, (Bank of New York, LOC) 0.23%, 2/01/11	4,210,000	4,210,000
New York City, NY, GO Unlimited Bonds, (Subseries J-8) Daily VRDNs, (Landesbank Baden Wurttemberg, LOC) 0.31%, 2/01/11	1,000,000	1,000,000
New York City, NY, GO Unlimited, (Subseries A-8) Daily VRDNs, (JPMorgan Chase Bank, LOC) 0.23%, 2/01/11	400,000	400,000
New York City, NY, GO Unlimited, (Subseries B-2) Daily VRDNs, (Morgan Guaranty Trust) 0.26%, 2/01/11	1,500,000	1,500,000
New York City, NY, GO Unlimited, (Subseries E2) Daily VRDNs, (JP Morgan Chase Bank, LOC) 0.24%, 2/01/11	900,000	900,000

TOTAL GENERAL OBLIGATIONS		$30,675,000
GENERAL REVENUE - 4.4%
New York City, NY, Transitional Finance Authority, (Series A-2) Weekly VRDNs, (Bank of Nova Scotia) 0.25%, 2/02/11	3,000,000	3,000,000
New York City, NY, Transitional Finance Authority, Revenue Bonds (Subseries 2F) Daily VRDNs, (Bayerische Landesbank (GTD) LOC) 0.32%, 2/01/11	200,000	200,000
New York City, NY, Trust for Cultural Resources, Refunding Revenue Bonds, (Series A-2), (Lincoln Center Perform Arts)/(Bank of America N.A., LOC) 0.26%, 2/01/11	2,000,000	2,000,000

TOTAL GENERAL REVENUE		$5,200,000
HIGHER EDUCATION - 3.7%
New York State, Dormitory Authority, Revenues Nonstate Supported Debt, Remarketable Revenue Bonds, (Series A-1) Weekly VRDNs, (University of Rochester)/(Bank of America N.A., LOC) 0.27%, 2/02/11	1,500,000	1,500,000
New York State, Dormitory Authority, Revenues State Supported Debt, Refunding Revenue Bonds, (Series D) Weekly VRDNs, (City University of NY)/(TD Bank N.A., LOC) 0.26%, 2/03/11	2,900,000	2,900,000

TOTAL HIGHER EDUCATION		$4,400,000

HOUSING - 6.4%
[5]Albany, NY, IDA, Housing Revenue, AMT, (Series A) Weekly VRDNs, (South Mall Towers Project)/(Fannie Mae) 0.30%, 2/03/11	2,600,000	2,600,000
[5]New York State, HFA Revenue Bond, AMT, (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thuringen, LOC) 0.28%, 2/02/11	5,000,000	5,000,000

TOTAL HOUSING		$7,600,000
MEDICAL - 10.1%
Nassau Health Care Corp., NY, Refunding Revenue Bonds, (Subseries B-2) Weekly VRDNs, (Nassau County GTD)/(TD Bank N.A., LOC) 0.26%, 2/04/11	5,720,000	5,720,000
New York State Dormitory Authority, Non- State Supported Debt, Revenue Bonds, (Series D) Weekly VRDNs, (North Shore-LI Jewish)/(Bank of America N.A., LOC) 0.25%, 2/02/11	6,200,000	6,200,000

TOTAL MEDICAL		$11,920,000
POWER - 9.1%
Long Island Power Authority, NY, Electric System Revenue, (Subseries 3B) Daily VRDNs, (West LB, LOC) 0.26%, 2/01/11	3,800,000	3,800,000
New York State, Energy Research & Development Authority, Revenue Bonds, (Subseries A-1) Weekly VRDNs, (Consolidated Edison Co.)/(Wachovia Bank N.A., LOC) 0.25%, 2/02/11	7,000,000	7,000,000

TOTAL POWER		$10,800,000
TRANSPORTATION - 3.4%
Metropolitan Transportation Authority, NY, Refunding Revenue Bonds (Series D-1) Weekly VRDNs, (FSA INS)/(Westdeutsche Landesbank) 0.34%, 2/03/11	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, (Subseries B-4) Weekly VRDNs, (GO of Authority)/(Landesbank Baden Wurttemberg, LIQ) 0.30%, 2/03/11	1,100,000	1,100,000

TOTAL TRANSPORTATION		$4,100,000
WATER - 2.2%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series C) Daily VRDNs, (Dexia Credit Local Finance, SPA) 0.29%, 2/01/11	600,000	600,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Revenue Bonds, (Series F-1) Daily VRDNs, (Dexia Credit, LOC) 0.30%, 2/01/11	2,000,000	2,000,000

TOTAL WATER		$2,600,000

TOTAL NEW YORK		$80,905,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $80,905,000)		$80,905,000

TOTAL INVESTMENTS - 100.1% (COST $118,630,663)		$118,630,663
OTHER LIABILITIES LESS ASSETS - (0.1%)		(85,339)

TOTAL NET ASSETS - 100.0%		$118,545,324

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Commercial Paper	$—	$10,000,000	$—	$10,000,000
Municipal Bonds	—	27,725,663	—	27,725,663
Short-Term Municipal Bonds	—	80,905,000	—	80,905,000

Total	$—	$118,630,663	$—	$118,630,663

MTB Pennsylvania Tax-Free Money Market Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 22.7%
NEW JERSEY - 1.7%
GENERAL OBLIGATIONS - 1.7%
Roselle Park, NJ, GO Unlimited, Refunding Bonds 4.00%, 4/01/11	465,000	467,352

TOTAL NEW JERSEY		$467,352
NEW YORK - 7.3%
GENERAL OBLIGATIONS - 7.3%
Nassau County, NY, GO Unlimited Notes, TANs, (Series C) 1.75%, 10/15/11	1,000,000	1,005,209
Rockland County, NY, GO Unlimited Notes, BANs, (Series B) 1.50%, 4/22/11	1,000,000	1,000,300

TOTAL GENERAL OBLIGATIONS		$2,005,509

TOTAL NEW YORK		$2,005,509
PENNSYLVANIA - 13.7%
DEVELOPMENT - 3.5%
Allegheny County, PA, IDA, Revenue Bonds, Mandatory Tender & Remarketing, (Animal Friends, Inc. Project)/(PNC Bank N.A., LOC) 0.70%, 7/01/11	955,000	955,000
SCHOOL DISTRICT - 6.5%
Philadelphia, PA, School District, GO Unlimited Notes, TRANs, (Series A) 2.50%, 6/30/11	1,000,000	1,006,066
Shikellamy School District, PA, GO Unlimited Bonds, (Series A), (AGM) 1.50%, 11/15/11	745,000	750,245

TOTAL SCHOOL DISTRICT		$1,756,311
TRANSPORTATION - 3.7%
Delaware River Joint Toll Bridge Commission, PA, Bridge Refunding Revenue Bonds 5.25%, 7/01/11	1,000,000	1,018,485

TOTAL PENNSYLVANIA		$3,729,796

TOTAL MUNICIPAL BONDS (COST $6,202,657)		$6,202,657
3SHORT-TERM MUNICIPAL BONDS - 77.2%
PENNSYLVANIA - 77.2%
DEVELOPMENT - 4.0%
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (Resource Recovery Facility)/(General Electric Capital Corp.) 0.25%, 2/02/11	100,000	100,000
Delaware County, PA, IDA, Revenue Bonds, (Series G) Weekly VRDNs, (Resource Recovery Facility)/(General Electric Capital Corp.) 0.25%, 2/02/11	1,000,000	1,000,000

TOTAL DEVELOPMENT		$1,100,000
EDUCATION - 9.5%
Allentown, PA, Commercial and IDA, Daily VRDNs, (Diocese of Allentown)/(Wachovia Bank N.A., LOC) 0.27%, 2/01/11	1,200,000	1,200,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool B, Subseries B31) Weekly VRDNs, (U.S. Bank NA, LOC) 0.30%, 2/02/11	700,000	700,000
Emmaus General Authority, PA, Local Government Revenue Bonds, (Pool E, Subseries E25) Weekly VRDNs, (U.S. Bank NA, LOC) 0.30%, 2/02/11	700,000	700,000

TOTAL EDUCATION		$2,600,000
FACILITIES - 2.2%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, (Series A) Weekly VRDNs, (Bayerische Landesbank, LOC) 0.32%, 2/02/11	600,000	600,000
GENERAL REVENUE - 1.8%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue, BMTF-Mode 1, Weekly VRDNs, (Bayerische Landesbank, LOC) 0.31%, 2/02/11	500,000	500,000
HIGHER EDUCATION - 12.3%
Northampton County, PA, Higher Education Authority, Revenue Bonds, (Series A) Weekly VRDNs, (Lehigh University)/(Wachovia Bank N.A.) 0.28%, 2/03/11	600,000	600,000
Pennsylvania State, Higher Education Facilities Authority, Revenue Bonds, (Series B) Weekly VRDNs, (Drexel University)/(Landesbank Hessen-Thuringen, LOC) 0.28%, 2/03/11	1,360,000	1,360,000
Pennsylvania State, University Revenue Bonds, (Series A) Weekly VRDNs, (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank) 0.25%, 2/03/11	600,000	600,000
Washington County Authority, PA, Refunding Revenue Bonds, Weekly VRDNs, (University of Pennsylvania) 0.25%, 2/03/11	800,000	800,000

TOTAL HIGHER EDUCATION		$3,360,000
MEDICAL - 14.1%
Chester County, PA, HEFA, Revenue Bonds, (Series A) Weekly VRDNs, (Barclay Friends)/(Wachovia Bank N.A., LOC) 0.39%, 2/02/11	300,000	300,000
Erie County, PA, Hospital Authority, Health Facility Refunding Revenue Bonds, (Series B) Weekly VRDNs, (St. Mary’s Home of Erie)/(Bank of America N.A., LOC) 0.32%, 2/02/11	1,000,000	1,000,000
Lehigh County, PA, General Purpose Hospital Revenue, Refunding Bonds, (Series C) Daily VRDNs, (Lehigh Valley Health Network)/(Bank of America N.A., LOC) 0.29%, 2/01/11	600,000	600,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Refunding Revenue Bonds, (Series A) Daily VRDNs, (Childrens Hospital- Philadelphia)/(Wachovia Bank N.A.) 0.26%, 2/01/11	140,000	140,000
Southcentral General Authority, PA, Revenue Bonds, (Series D) Weekly VRDNs, (Wellspan Health Obligated Group)/(TD Bank N.A., LOC) 0.26%, 2/02/11	1,500,000	1,500,000
Wilkins Area, PA, IDA, Refunding Revenue Bonds, (Series B) Weekly VRDNs, (Fairview Extended Care Services)/(Bank of America N.A., LOC) 0.52%, 2/03/11	300,000	300,000

TOTAL MEDICAL		$3,840,000
NURSING HOMES - 6.2%
Allegheny County, PA, IDA, Health & Housing Facilities, Refunding Revenue Bonds, (Series A) Daily VRDNs, (PNC Bank N.A., LOC) 0.24%, 2/01/11	500,000	500,000
Lancaster County, PA, Hospital Authority Refunding Revenue Bonds, (Series D) Daily VRDNs, (Masonic Homes of Grand Lodge Project)/(JP Morgan Chase Bank, LOC) 0.27%, 2/01/11	1,180,000	1,180,000

TOTAL NURSING HOMES		$1,680,000
POLLUTION - 5.5%
Beaver County, PA, IDA, Pollution Control, Revenue Bonds, (Series B) Weekly VRDNs, (Firstenergy Nuclear-GTD)/(Citibank N.A., LOC) 0.26%, 2/02/11	1,500,000	1,500,000
POLLUTION CONTROL - 9.5%
Beaver County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs, (Firstenergy Nuclear Generation)/(Barclays Bank PLC, LOC) 0.27%, 2/01/11	1,000,000	1,000,000
0.29%, 2/01/11	900,000	900,000
Delaware County, PA, IDA, Refunding Revenue Bonds, (Series G) Weekly VRDNs, (General Electric Capital Corp.) 0.25%, 2/02/11	700,000	700,000

TOTAL POLLUTION CONTROL		$2,600,000

POWER - 2.2%
[5]Pennsylvania State, Energy Development Authority, Revenue Bonds, AMT, Weekly VRDNs, (Edensburg Power Company)/(Landesbank Hessen-Thuringen, LOC) 0.30%, 2/02/11	600,000	600,000
TRANSPORTATION - 6.2%
Delaware River Joint Toll Bridge Commission, PA, Bridge Revenue Bonds, (Series B-1) Weekly VRDNs, (Dexia Credit Local, LOC) 0.30%, 2/03/11	1,700,000	1,700,000
UTILITIES - 3.7%
Philadelphia, PA, Gas Works Revenue Bonds, (Series A2) Weekly VRDNs, (JP Morgan Chase 50%, Bank of Nova Scotia 50%, LOC) 0.28%, 2/03/11	1,000,000	1,000,000

TOTAL PENNSYLVANIA		$21,080,000

TOTAL SHORT-TERM MUNICIPAL BONDS (COST $21,080,000)		$21,080,000

TOTAL INVESTMENTS - 99.9% (COST $27,282,657)		$27,282,657
OTHER ASSETS LESS LIABILITIES - 0.1%		26,974

TOTAL NET ASSETS - 100.0%		$27,309,631

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$6,202,657	$—	$6,202,657
Short-Term Municipal Bonds	—	21,080,000	—	21,080,000

Total	$—	$27,282,657	$—	$27,282,657

(1)	Floating rate note with current rate and next reset date shown.
(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.
(3)	Current rate and next reset date shown for Variable Rate Demand Notes.
(4)	Discount rate at time of purchase.
(5)	At January 31, 2011, the percentage of total investments at market value subject to the alternative minimum tax is as follows:

MTB Fund	Amount	Percentage of Total Investments
MTB Tax-Free Money Market Fund	$5,800,000	5.0%
MTB Pennsylvania Tax-Free Money Market Fund	600,000	2.2%
MTB New York Tax-Free Money Market Fund	7,600,000	6.4%

(6)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2011, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund	$431,891,264	20.2%
MTB Money Market Fund	350,914,446	21.7%
MTB Prime Money Market Fund	83,979,369	21.1%

(7)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB U.S. Government Money Market Fund
Straight-A Funding LLC	11/10/2010	49,968,750	49,997,569
Straight-A Funding LLC	01/12/2011	99,965,778	99,978,000
Straight-A Funding LLC	12/15/2010	49,969,097	49,985,764
Straight-A Funding LLC	11/08/2010	49,970,139	49,999,653
Straight-A Funding LLC	12/01/2010	49,975,000	49,995,667
Straight-A Funding LLC	01/05/2011	31,980,000	31,986,000
Straight-A Funding LLC	01/11/2011	49,968,750	49,976,042
Straight-A Funding LLC	01/21/2011	49,968,750	49,972,569
			431,891,264	20.2%
MTB Money Market Fund
Gemini Security Corp., LLC	12/02/2010	49,965,000	49,988,722
Johnson & Johnson	01/04/2011	62,971,650	62,980,470
PepsiCo, Inc.	01/19/2011	61,974,804	61,979,058
Straight-A Funding LLC	11/04/2010	49,967,500	49,999,639
Straight-A Funding LLC	01/05/2011	62,960,625	62,972,437
Walt Disney Co.	01/12/2011	62,988,520	62,994,120
			350,914,446	21.7%
MTB Prime Money Market Fund
Gemini Security Corp., LLC	12/02/2010	11,991,600	11,997,293
Johnson & Johnson	01/04/2011	14,993,250	14,995,350
PepsiCo, Inc.	01/19/2011	15,993,498	15,994,596
Straight-A Funding LLC	11/04/2010	12,991,550	12,999,906
Straight-A Funding LLC	01/05/2011	14,990,625	14,993,437
Walt Disney Co.	01/12/2011	12,997,631	12,998,787
			83,979,369	21.1%

**	Represents less than 0.05%.

The following acronyms are used throughout this report:

AGM	-	Assured Guaranty Municipal
AMT	-	Alternative Minimum Tax (subject to)
BANs	-	Bond Anticipation Notes
COL	-	Collateralized
FSA	-	Financial Security Assurance Inc.
GO	-	General OBLIGATIONS
GTD	-	Guaranteed
HEFA	-	Health & Education Facility Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Bank
INS	-	Insured
INSTN	-	Institutional
LIQ	-	Liquidity Agreement
LLC	-	Limited Liability Corporation
LOC	-	Letter of Credit

MBIA	-	Municipal Bond Investors Assurance
MFH	-	Multi-Family Housing
TANs	-	Tax Anticipation Notes
TRANs	-	Tax & Revenue Anticipation Notes
VRDNs	-	Variable Rate Demand Notes

MTB Short Duration Government Bond Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 48.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 17.6%
Series 2003-2590, Class NU, 5.00%, 6/15/17	433,098	445,072
Series 2003-2617, Class GB, 4.00%, 6/15/16	183,790	184,659
Series 2004-2747, Class HA, 4.00%, 10/15/13	442,007	451,370
Series 2004-2844, Class PV, 5.00%, 8/15/15	599,694	645,526
Series 2005-3062, Class LU, 5.50%, 10/15/16	4,922,080	5,368,202
Series 2005-3074, Class BG, 5.00%, 9/15/33	3,273,495	3,454,706
Series 2005-3081, Class CB, 5.00%, 5/15/21	3,218,876	3,262,126
Series 2006-3116, Class PB, 5.00%, 6/15/29	1,280,316	1,304,883
Series 2006-3196, Class PA, 5.25%, 8/15/11	1,106,607	1,116,926
Series 2009-3610, Class AB, 1.40%, 12/15/14	2,104,352	2,123,628

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$18,357,098
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 4.7%
Series 2003-45, Class AB, 3.75%, 5/25/33	220,140	225,908
Series 2004-55, Class LA, 4.50%, 6/25/21	2,618,306	2,656,476
Series 2005-99, Class KC, 5.50%, 2/25/28	447,010	447,032
Series 2008-74, Class AD, 5.00%, 4/25/37	1,553,760	1,597,240

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$4,926,656
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 26.1%
Series 2003-10, Class PV, 5.50%, 1/20/14	3,964,790	4,219,612
Series 2004-65, Class PA, 4.50%, 9/20/32	606,984	612,559
Series 2005-20, Class VA, 5.00%, 6/16/16	3,816,402	3,969,656
Series 2005-44, Class PC, 5.00%, 12/20/33	3,559,896	3,809,667
Series 2010-17, Class K, 4.00%, 3/16/22	9,051,924	9,726,789
Series 2010-91, Class PA, 3.00%, 8/20/31	4,740,456	4,955,085

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$27,293,368

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $49,365,093)		$50,577,122
CORPORATE BONDS - 15.1%
BANKS - 4.9%
Ally Financial, Inc., FDIC Guaranteed, 2.20%, 12/19/12	5,000,000	5,143,469
DIVERSIFIED FINANCIAL SERVICES - 10.2%
Citigroup Funding, Inc., FDIC Guaranteed, 1.88%, 10/22/12	5,000,000	5,105,704
[2]Sallie Mae, Inc., Sr. Unsecured, 4.34%, 10/03/22	5,595,000	3,323,605
SLM Corp., Sr. Unsecured, 0.50%, 3/15/11	2,250,000	2,246,188

TOTAL DIVERSIFIED FINANCIAL SERVICES		$10,675,497

TOTAL CORPORATE BONDS (COST $15,648,045)		$15,818,966
GOVERNMENT AGENCIES - 25.4%
FEDERAL FARM CREDIT BANK (FFCB) - 7.2%
4.50%, 10/17/12	7,000,000	7,468,755
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 18.2%
1.25%, 8/20/13	3,000,000	3,025,225
2.42%, 2/10/11	9,000,000	9,093,960
Sr. Subordinated 5.25%, 8/01/12	6,500,000	6,940,193

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$19,059,378

TOTAL GOVERNMENT AGENCIES (COST $26,539,275)		$26,528,133
MORTGAGE-BACKED SECURITIES - 0.1%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
Pool 521605, 9.00%, 6/01/22	20,768	21,536
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.1%
Pool 203632, 8.50%, 2/15/17	4,158	4,751
Pool 306066, 8.50%, 7/15/21	7,940	9,176
Pool 307983, 8.50%, 7/15/21	52,789	61,201
Pool 341948, 8.50%, 1/15/23	16,326	18,708

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$93,836

TOTAL MORTGAGE-BACKED SECURITIES (COST $108,250)		$115,372
U.S. TREASURY - 10.5%
U.S. TREASURY NOTE - 10.5%
0.50%, 10/15/13	9,000,000	8,915,625
2.13%, 12/31/15	2,000,000	2,019,687

TOTAL U.S. TREASURY NOTE		$10,935,312

TOTAL U.S. TREASURY (COST $10,952,519)		$10,935,312
MONEY MARKET FUND - 0.2%
[8]Dreyfus Government Cash Management Fund, Institutional Shares, 0.00%	258,756	258,756

TOTAL MONEY MARKET FUND (COST $258,756)		$258,756

TOTAL INVESTMENTS - 99.7% (COST $102,871,938)		$104,233,661
OTHER ASSETS LESS LIABILITIES - 0.3%		307,800

TOTAL NET ASSETS - 100.0%		$104,541,461

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/ depreciation of investments was $1,361,723. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,639,186 and net unrealized depreciation from investments for those securities having an excess of cost over value of $277,463.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$50,577,122	$—	$50,577,122
Corporate Bonds	—	15,818,966	—	15,818,966
Government Agencies	—	26,528,133	—	26,528,133
Mortgage-Backed Securities	—	115,372	—	115,372
U.S. Treasury	—	10,935,312	—	10,935,312
Money Market Fund	258,756	—	—	258,756

Total	$258,756	$103,974,905	$—	$104,233,661

MTB Short-Term Corporate Bond Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE - 0.0%**
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
[1]Pool 399251, 2.44%, 8/01/11	68	71

TOTAL ADJUSTABLE RATE MORTGAGE (COST $68)		$71
ASSET BACKED SECURITIES - 1.4%
FINANCIAL SERVICES - 1.4%
Hyundai Auto Receivables Trust, Series 2009-A, Class A2, 1.11%, 2/15/12	115,439	115,572
Hyundai Auto Receivables Trust, Series 2011-A, Class A2, 0.69%, 11/15/13	2,000,000	2,001,271
Nissan Auto Lease Trust, Series 2009-B, Class A2, 1.22%, 9/15/11	99,998	100,025

TOTAL FINANCIAL SERVICES		$2,216,868

TOTAL ASSET BACKED SECURITIES (COST $2,215,288)		$2,216,868
COLLATERALIZED MORTGAGE OBLIGATIONS - 4.6%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 2.5%
Merrill Lynch Mortgage Trust Series 2006-C1, Class A2, 5.61%, 5/12/39	1,872,411	1,976,049
Morgan Stanley Capital I Series 2004-IQ7, Class A4, 5.40%, 6/15/38	2,000,000	2,167,120

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$4,143,169
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 2.0%
Series 1920, Class H, 7.00%, 1/15/12	22,010	22,517
Series 2003-2632, Class A, 4.00%, 1/15/18	854,909	891,174
Series 2003-2643, Class LB, 4.50%, 7/15/16	318,508	321,530
Series 2003-2643, Class DA, 4.00%, 3/15/28	750,000	756,633
Series 2003-2649, Class KA, 4.50%, 7/15/18	417,492	437,459
Series 2003-2716, Class UA, 4.50%, 7/15/20	235,205	237,275
Series 2004-2798, Class J, 4.50%, 4/15/17	199,077	201,188
Series 2005-2915, Class KP, 5.00%, 11/15/29	90,000	92,844
Series 2005-2938, Class DB, 5.00%, 11/15/28	51,602	52,215
Series 2005-3075, Class TP, 5.50%, 1/15/30	89,005	91,885

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,104,720
WHOLE LOAN - 0.1%
GSR Mortgage Loan Trust Series 2006-2F, Class 2A15, 5.75%, 2/25/36	187,141	189,302
Morgan Stanley Mortgage Loan Trust Series 2004-1, Class 1A8, 4.75%, 11/25/18	71,500	71,887

TOTAL WHOLE LOAN		$261,189

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,458,273)		$7,509,078
4COMMERCIAL PAPER - 0.6%
AGRICULTURAL OPERATIONS - 0.4%
[6,7]Archer Daniels Midland, 0.28%, 3/09/11	750,000	749,768
FOOD - 0.2%
Kraft Foods, Inc., 0.40%, 2/28/11	300,000	299,906

TOTAL COMMERCIAL PAPER (COST $1,049,700)		$1,049,674
CORPORATE BONDS - 91.4%
AUTO MANUFACTURERS - 0.2%
[6,7]Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, MTN, 4.50%, 4/15/15	250,000	255,844
BANKS - 15.9%
[6,7]ABN Amro Bank NV, Sr. Unsecured, 2.07%, 2/01/11	1,000,000	998,843
[6,7]Ally Financial, Inc., Company Guaranteed, 6.25%, 12/01/17	1,000,000	1,035,000
American Express Bank FSB, Series 1, Sr. Unsecured, BKNT, 5.55%, 10/17/12	1,000,000	1,069,202
American Express Centurion Bank, Sr. Unsecured, BKNT, 5.55%, 10/17/12	1,000,000	1,069,553
Bank of America Corp., Sr. Unsecured, MTN, 1.71%, 2/02/11	1,000,000	1,003,612
[1]BankBoston Capital Trust III, Limited Guarantee, 1.05%, 3/15/11	240,000	174,201
BB&T Corp., Sr. Unsecured, 3.10%, 7/28/11	325,000	328,629
BB&T Corp., Subordinated, 6.50%, 8/01/11	1,000,000	1,028,239
BB&T Corp., Sr. Unsecured, 5.70%, 4/30/14	1,000,000	1,110,137
Capital One Financial Corp., Sr. Unsecured, 4.80%, 2/21/12	1,250,000	1,295,281
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	288,131
[12]Citigroup, Inc., Sr. Unsecured, 4.59%, 12/15/15	250,000	261,529
Credit Suisse, Sr. Unsecured, MTN, 3.45%, 7/02/12	3,000,000	3,104,100
[12]Goldman Sachs Group, Inc., Sr. Unsecured, 5.25%, 10/15/13	2,000,000	2,165,719
JPMorgan Chase & Co., Notes, MTN, 1.10%, 4/24/11	1,000,000	1,002,136
[12]Merrill Lynch & Co., Inc., Sr. Unsecured, MTN, 6.15%, 4/25/13	1,000,000	1,080,208
Morgan Stanley, Sr. Unsecured, 1.90%, 4/26/11	1,000,000	1,002,400
Morgan Stanley, Sr. Unsecured, 5.30%, 3/01/13	1,000,000	1,068,644
Morgan Stanley, Sr. Unsecured, 2.88%, 1/24/14	1,000,000	1,001,452
National City Bank, Subordinated, BKNT, 6.25%, 3/15/11	1,000,000	1,006,263
National City Bank, Subordinated, BKNT, 6.20%, 12/15/11	460,000	481,327
UBS AG, Series FRN, Sr. Unsecured, 1.30%, 4/28/11	2,000,000	2,001,754
Wells Fargo & Co., Subordinated, 5.13%, 9/01/12	2,000,000	2,118,934
[12]Wells Fargo & Co., Sr. Notes, 3.63%, 4/15/15	250,000	261,028

TOTAL BANKS		$25,956,322
BEVERAGES - 4.3%
Anheuser-Busch Cos., Inc., Company Guaranteed, 6.00%, 4/15/11	1,000,000	1,011,136
Anheuser-Busch InBev Worldwide, Inc., Series FRN, Company Guaranteed, 0.85%, 4/27/11	500,000	501,670
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 2.50%, 3/26/13	1,000,000	1,026,299
[1]Coca-Cola Refreshments USA, Inc., Sr. Unsecured, 0.89%, 2/07/11	1,000,000	1,001,985
Diageo Capital PLC, Company Guaranteed, 5.20%, 1/30/13	1,000,000	1,078,181
Diageo Finance BV, Company Guaranteed, 3.88%, 4/01/11	350,000	351,935
Dr Pepper Snapple Group, Inc., Company Guaranteed, 1.70%, 12/21/11	1,000,000	1,009,858
Dr Pepper Snapple Group, Inc., Company Guaranteed, 2.35%, 12/21/12	1,000,000	1,023,616

TOTAL BEVERAGES		$7,004,680
BUILDING MATERIALS - 0.6%
Masco Corp., Sr. Unsecured, 5.88%, 7/15/12	1,000,000	1,048,484
CAPITAL MARKETS - 0.7%
Jefferies Group, Inc., Sr. Unsecured, 7.75%, 3/15/12	1,000,000	1,068,479
CHEMICALS - 1.5%
Dow Chemical Co., Sr. Unsecured, 7.60%, 5/15/14	250,000	290,761
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/01/13	2,000,000	2,143,308

TOTAL CHEMICALS		$2,434,069
COMPUTERS - 1.8%
Hewlett-Packard Co., Sr. Unsecured, 4.25%, 2/24/12	1,000,000	1,040,235
International Business Machines Corp., Sr. Unsecured, 2.10%, 5/06/13	1,000,000	1,025,233
[12]International Business Machines Corp., Sr. Unsecured, 1.00%, 8/05/13	800,000	801,243

TOTAL COMPUTERS		$2,866,711
COSMETICS/PERSONAL CARE - 0.6%
Procter & Gamble International Funding SCA, Company Guaranteed, 1.35%, 8/26/11	1,000,000	1,007,470
DIVERSIFIED FINANCIAL SERVICES - 10.7%
BlackRock, Inc., Sr. Unsecured, 3.50%, 12/10/14	1,000,000	1,048,600

Boeing Capital Corp., Sr. Unsecured, 6.10%, 3/01/11	900,000	904,058
BP Capital Markets PLC, Company Guaranteed, 1.55%, 8/11/11	250,000	251,123
Capital One Bank USA NA, Subordinated, 6.50%, 6/13/13	1,000,000	1,093,991
Credit Suisse USA, Inc., Bank Guaranteed, 5.50%, 8/16/11	500,000	512,838
[6,7]ERAC USA Finance LLC, Company Guaranteed, 2.25%, 1/10/14	1,000,000	1,002,157
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.25%, 10/25/11	1,000,000	1,032,500
General Electric Capital Corp., Unsecured, 1.88%, 9/16/13	1,000,000	1,003,467
General Electric Capital Corp., Sr. Unsecured, 2.10%, 1/07/14	1,000,000	1,000,179
HSBC Finance Corp., Sr. Unsecured, 0.65%, 3/15/11	1,000,000	986,108
IBM International Group Capital LLC, Company Guaranteed, 5.05%, 10/22/12	1,000,000	1,073,175
International Lease Finance Corp., Sr. Unsecured, 5.35%, 3/01/12	2,000,000	2,057,500
John Deere Capital Corp., Sr. Unsecured, MTN, 4.95%, 12/17/12	1,000,000	1,075,779
John Deere Capital Corp., Sr. Unsecured, MTN, 4.90%, 9/09/13	500,000	545,983
[6,7]MassMutual Global Funding II, Sr. Secured, 3.63%, 7/16/12	500,000	515,941
SLM Corp., Sr. Unsecured, 5.45%, 4/25/11	1,000,000	1,005,074
SLM Corp., Sr. Notes, MTN, 6.25%, 1/25/16	300,000	302,228
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	2,000,000	2,046,292

TOTAL DIVERSIFIED FINANCIAL SERVICES		$17,456,993
ELECTRIC - 2.4%
Consolidated Edison Co. of New York, Inc., Series 05-C, Sr. Unsecured, 5.38%, 12/15/15	110,000	124,517
Georgia Power Co., Sr. Unsecured, 1.30%, 9/15/13	1,000,000	1,010,591
Progress Energy, Inc., Sr. Unsecured, 7.10%, 3/01/11	305,000	306,543
Rochester Gas & Electric Corp., Series TT, 1st Mortgage, 6.95%, 4/01/11	300,000	301,133
Virginia Electric and Power Co., Sr. Unsecured, 5.10%, 11/30/12	2,000,000	2,146,401

TOTAL ELECTRIC		$3,889,185
ELECTRONICS - 0.6%
Agilent Technologies, Inc., Sr. Unsecured, 4.45%, 9/14/12	1,000,000	1,046,776
FOOD - 6.0%
ConAgra Foods, Inc., Sr. Unsecured, 6.75%, 9/15/11	2,000,000	2,077,115
ConAgra Foods, Inc., Sr. Unsecured, 5.88%, 4/15/14	254,000	280,431
HJ Heinz Finance Co., Company Guaranteed, 6.63%, 7/15/11	3,250,000	3,341,028
Kellogg Co., Series B, Sr. Unsecured, 6.60%, 4/01/11	1,000,000	1,010,166
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	52,000	53,926
[12]Kraft Foods, Inc., Unsecured, 5.25%, 10/01/13	1,000,000	1,091,905
Kroger Co., Company Guaranteed, 6.80%, 4/01/11	1,000,000	1,010,405
Kroger Co., Company Guaranteed, 5.50%, 2/01/13	250,000	270,132
McCormick & Co., Inc., Sr. Unsecured, 5.80%, 7/15/11	700,000	716,918

TOTAL FOOD		$9,852,026
HOME BUILDERS - 0.4%
DR Horton, Inc., Company Guaranteed, 5.38%, 6/15/12	680,000	702,100
INSURANCE - 5.2%
Hartford Financial Services Group, Inc., Sr. Unsecured, 5.25%, 10/15/11	1,500,000	1,543,341
Lincoln National Corp., Sr. Unsecured, 4.30%, 6/15/15	1,000,000	1,043,553
MetLife, Inc., Sr. Unsecured, 2.38%, 2/06/14	1,750,000	1,772,321
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	1,000,000	1,019,277
Principal Financial Group, Inc., Company Guaranteed, 7.88%, 5/15/14	1,100,000	1,281,658
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.63%, 9/17/12	750,000	777,223
Prudential Financial, Inc., Sr. Unsecured, MTN, 2.75%, 1/14/13	1,000,000	1,021,272

TOTAL INSURANCE		$8,458,645
INTERNET - 0.6%
eBay, Inc., Sr. Unsecured, 0.88%, 10/15/13	1,000,000	993,491
IRON/STEEL - 0.6%
Arcelormittal, Sr. Unsecured, 3.75%, 8/05/15	1,000,000	1,012,835
MEDIA - 5.3%
Comcast Cable Communications Holdings, Inc., Company Guaranteed, 8.38%, 3/15/13	2,000,000	2,279,165
Comcast Cable Holdings LLC, Company Guaranteed, 9.80%, 2/01/12	200,000	216,987
Comcast Holdings Corp., Company Guaranteed, 10.63%, 7/15/12	2,000,000	2,259,134
COX Communications, Inc., Unsecured, 7.13%, 10/01/12	1,535,000	1,681,243
Time Warner Cable, Inc., Company Guaranteed, 7.50%, 4/01/14	1,000,000	1,155,230
Walt Disney Co., Series B, Sr. Unsecured, MTN, 6.38%, 3/01/12	1,000,000	1,062,649

TOTAL MEDIA		$8,654,408
METALS & MINING - 2.0%
Teck Resources Ltd., Company Guaranteed, 3.85%, 8/15/17	500,000	511,899
[12]Vale Canada Ltd., Sr. Unsecured, 7.75%, 5/15/12	525,000	562,122
Xstrata Canada Corp., Company Guaranteed, 7.35%, 6/05/12	750,000	803,601
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	710,000	763,372
[6,7]Xstrata Finance Canada Ltd., Company Guaranteed, 5.50%, 11/16/11	618,000	640,244

TOTAL METALS & MINING		$3,281,238
MISCELLANEOUS MANUFACTURING - 1.0%
General Electric Co., Sr. Unsecured, 5.00%, 2/01/13	1,000,000	1,073,397
ITT Corp., Sr. Unsecured, 4.90%, 5/01/14	500,000	536,811

TOTAL MISCELLANEOUS MANUFACTURING		$1,610,208
OFFICE/BUSINESS EQUIPMENT - 1.3%
Xerox Corp., Sr. Unsecured, 5.50%, 5/15/12	2,000,000	2,110,335
OIL & GAS - 6.7%
Apache Corp., Sr. Unsecured, 6.25%, 4/15/12	1,000,000	1,065,035
Chesapeake Energy Corp., Company Guaranteed, 7.63%, 7/15/13	1,000,000	1,101,250
ConocoPhillips, Company Guaranteed, 4.75%, 10/15/12	1,000,000	1,068,186
Devon Financing Corp. ULC, Company Guaranteed, 6.88%, 9/30/11	1,000,000	1,041,764
Diamond Offshore Drilling, Inc., Sr. Unsecured, 4.88%, 7/01/15	1,000,000	1,084,920
Sempra Energy, Sr. Unsecured, 8.90%, 11/15/13	1,420,000	1,678,559
Tesoro Corp., Company Guaranteed, 6.25%, 11/01/12	1,000,000	1,050,000
Transocean, Inc., Company Guaranteed, 4.95%, 11/15/15	1,000,000	1,056,531
[12]Valero Energy Corp., Company Guaranteed, 6.88%, 4/15/12	1,000,000	1,071,227
XTO Energy, Inc., Sr. Unsecured, 7.50%, 4/15/12	590,000	638,646

TOTAL OIL & GAS		$10,856,118
PHARMACEUTICALS - 0.3%
Mead Johnson Nutrition Co., Sr. Unsecured, 3.50%, 11/01/14	500,000	519,098
PIPELINES - 3.7%
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.50%, 2/01/11	680,000	680,118
Enterprise Products Operating LLC, Company Guaranteed, 7.63%, 2/15/12	1,488,000	1,588,526
Enterprise Products Operating LLC, Series G, Company Guaranteed, 5.60%, 10/15/14	1,000,000	1,111,591
[12]Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 4.25%, 9/01/12	2,500,000	2,613,433

TOTAL PIPELINES		$5,993,668

REAL ESTATE INVESTMENT TRUSTS (REIT) - 5.1%
[12]AvalonBay Communities, Inc., Sr. Unsecured, MTN, 6.13%, 11/01/12	1,000,000	1,077,185
Boston Properties LP, Sr. Unsecured, 6.25%, 1/15/13	500,000	540,921
CommonWealth REIT, Sr. Unsecured, 5.75%, 2/15/14	1,000,000	1,057,512
HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	1,000,000	1,030,730
HCP, Inc., Sr. Unsecured, 6.45%, 6/25/12	385,000	408,166
HCP, Inc., Sr. Unsecured, 5.65%, 12/15/13	500,000	544,385
HCP, Inc., Sr. Unsecured, 2.70%, 2/01/14	500,000	503,648
Health Care REIT, Inc., Sr. Unsecured, 6.00%, 11/15/13	2,000,000	2,193,015
Vornado Realty LP, Sr. Unsecured, 5.60%, 2/15/11	1,025,000	1,026,374

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$8,381,936
RETAIL - 5.0%
CVS Caremark Corp., Sr. Unsecured, 4.88%, 9/15/14	1,600,000	1,752,289
Home Depot, Inc., Sr. Unsecured, 5.20%, 3/01/11	1,550,000	1,555,677
McDonald’s Corp., Sr. Unsecured, 6.00%, 4/15/11	1,040,000	1,052,223
Staples, Inc., Company Guaranteed, 7.75%, 4/01/11	500,000	505,975
Staples, Inc., Company Guaranteed, 7.38%, 10/01/12	1,375,000	1,503,259
Yum! Brands, Inc., Sr. Unsecured, 8.88%, 4/15/11	1,780,000	1,809,845

TOTAL RETAIL		$8,179,268
SEMICONDUCTORS - 0.6%
[6,7]Broadcom Corp., Sr. Unsecured, 1.50%, 11/01/13	1,000,000	988,805
TELECOMMUNICATIONS - 5.3%
American Tower Corp., Sr. Unsecured, 4.63%, 4/01/15	1,000,000	1,050,290
AT&T Corp., Company Guaranteed, 7.30%, 11/15/11	500,000	526,008
Cellco Partnership / Verizon Wireless Capital LLC, Sr. Unsecured, 3.75%, 5/20/11	1,600,000	1,616,029
Cisco Systems, Inc., Sr. Unsecured, 5.25%, 2/22/11	250,000	250,673
[12]Deutsche Telekom International Finance BV, Company Guaranteed, 5.38%, 3/23/11	1,000,000	1,006,219
New Cingular Wireless Services, Inc., Company Guaranteed, 8.13%, 5/01/12	2,000,000	2,179,028
Telecom Italia Capital SA, Company Guaranteed, 6.20%, 7/18/11	1,000,000	1,022,530
Verizon Communications, Inc., Sr. Unsecured, 4.35%, 2/15/13	1,000,000	1,066,572

TOTAL TELECOMMUNICATIONS		$8,717,349
TRANSPORTATION - 3.0%
Canadian National Railway Co., Sr. Unsecured, 6.38%, 10/15/11	1,000,000	1,041,239
Federal Express Corp., Sr. Unsecured, 9.65%, 6/15/12	2,600,000	2,900,653
Union Pacific Corp., Sr. Unsecured, 6.13%, 1/15/12	416,000	437,281
[12]Union Pacific Corp., Sr. Unsecured, 6.50%, 4/15/12	536,000	571,117

TOTAL TRANSPORTATION		$4,950,290

TOTAL CORPORATE BONDS (COST $147,618,451)		$149,296,831
U.S. TREASURY - 0.3%
U.S. TREASURY NOTE - 0.3%
1.00%, 4/30/12	500,000	504,023

TOTAL U.S. TREASURY (COST $501,248)		$504,023
REPURCHASE AGREEMENT - 0.7%
Credit Suisse First Boston LLC, 0.21%, dated 01/31/11, due 02/01/11, repurchase price $1,061,792, collateralized by a U.S. Treasury Security 0.88%, maturing 01/31/12; total market value of $1,086,329.	1,061,786	1,061,786

TOTAL REPURCHASE AGREEMENT (COST $1,061,786)		$1,061,786

TOTAL INVESTMENTS IN SECURITIES-99.0% (COST $159,904,814)		$161,638,331

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 2.7%
REPURCHASE AGREEMENT - 2.7%
Mizuho Securities, Inc., 0.24%, dated 01/31/11, due 02/01/11, repurchase price $4,452,030, collateralized by U.S. Government Securities 3.35% to 8.50%, maturing 11/01/22 to 09/01/40; total market value of $4,541,040.	4,452,000	4,452,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,452,000)		$4,452,000

TOTAL INVESTMENTS - 101.7% (COST $164,356,814)		$166,090,331
COLLATERAL FOR SECURITIES ON LOAN - (2.7%)		(4,452,000)
OTHER ASSETS LESS LIABILITIES - 1.0%		1,627,668

TOTAL NET ASSETS - 100.0%		$163,265,999

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $1,733,517. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,919,664 and net unrealized depreciation from investments for those securities having an excess of cost over value of $186,147.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$71	$—	$71
Asset Backed Securities	—	2,216,868	—	2,216,868
Collateralized Mortgage Obligations	—	7,509,078	—	7,509,078
Commercial Paper	—	1,049,674	—	1,049,674
Corporate Bonds	—	149,296,831	—	149,296,831
U.S. Treasury	—	504,023	—	504,023
Repurchase Agreements	—	5,513,786	—	5,513,786

Total	$—	$166,090,331	$—	$166,090,331

MTB U.S. Government Bond Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 10.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 1.2%
Series 1920, Class H, 7.00%, 1/15/12	44,020	45,033
Series 1988-6, Class C, 9.05%, 6/15/19	23,251	26,078
Series 1989-112, Class I, 6.50%, 1/15/21	4,349	4,709
Series 1990-136, Class E, 6.00%, 4/15/21	11,499	12,373
Series 1990-141, Class D, 5.00%, 5/15/21	3,925	4,152
Series 1993-1577, Class PK, 6.50%, 9/15/23	259,219	281,292
Series 1993-1644, Class K, 6.75%, 12/15/23	176,000	194,523
Series 1994-1666, Class H, 6.25%, 9/15/23	81,599	82,075
Series 1994-1686, Class PJ, 5.00%, 2/15/24	39,796	41,716

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$691,951
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 1.1%
Series 1993-113, Class PK, 6.50%, 7/25/23	116,817	127,675
Series 1993-127, Class H, 6.50%, 7/25/23	114,836	125,663
Series 1993-202, Class J, 6.50%, 11/25/23	60,861	66,858
Series 1994-3, Class PL, 5.50%, 1/25/24	102,150	109,538
Series 1994-55, Class H, 7.00%, 3/25/24	129,730	143,901
Series 2002-52, Class QA, 6.00%, 7/18/32	65,759	70,280

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$643,915
WHOLE LOAN - 8.5%
[1]Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 3.00%, 2/25/11	537,914	505,522
[1]Banc of America Mortgage Securities, Inc.,
Series 2004-B, Class 2A1, 3.05%, 2/25/11	437,089	404,914
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-8, Class 2A1, 4.50%, 6/25/19	1,930,518	1,989,375
[1]Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1, 5.06%, 2/25/11	2,396,228	2,155,962

TOTAL WHOLE LOAN		$5,055,773

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,366,856)		$6,391,639
CORPORATE BONDS - 4.2%
BANKS - 2.4%
First Tennessee Bank NA, Subordinated, BKNT, 4.63%, 5/15/13	1,000,000	1,019,896
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	405,967	421,789

TOTAL BANKS		$1,441,685
GAS UTILITIES - 0.9%
Bay State Gas Co., Sr. Unsecured, MTN, 9.20%, 6/06/11	500,000	510,255
HEALTHCARE PROVIDERS & SERVICES - 0.9%
Howard Hughes Medical Institute, Sr. Unsecured, 3.45%, 9/01/14	500,000	529,792

TOTAL CORPORATE BONDS (COST $2,413,754)		$2,481,732
GOVERNMENT AGENCIES - 31.8%
FEDERAL HOME LOAN BANK (FHLB) - 3.9%
[12]5.38%, 5/18/16	2,000,000	2,314,454
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 18.2%
1.38%, 2/25/14	1,000,000	1,005,309
2.88%, 2/09/15	500,000	522,352
4.75%, 1/19/16	1,000,000	1,119,369
[12]4.88%, 6/13/18	2,000,000	2,241,845
5.13%, 10/18/16	2,000,000	2,276,221
5.25%, 4/18/16	2,000,000	2,287,031
8.25%, 6/01/26	1,000,000	1,339,977

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$10,792,104
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 5.4%
Sr. Subordinated 5.25%, 8/01/12	3,000,000	3,203,166
HOUSING - 0.1%
[10]Federal Housing Administration, Project Pass-Through Certificate, 7.43%, 4/01/22	39,245	39,245
U.S. Department of Housing and Urban Development, U.S. Government Guaranteed, 7.66%, 8/01/15	33,681	34,888

TOTAL HOUSING		$74,133
SMALL BUSINESS ADMINISTRATION - 1.3%
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-C, 6.70%, 3/01/16	66,217	71,628
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-L, 6.70%, 12/01/16	178,671	196,094
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1996-K, 6.95%, 11/01/16	418,595	459,019
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1997-E, 7.30%, 5/01/17	12,456	13,525
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1999-I, 7.30%, 9/01/19	17,558	19,195
Small Business Administration Participation Certificates, U.S. Government Guaranteed, Series 1991-H, 8.85%, 8/01/11	212	220

TOTAL SMALL BUSINESS ADMINISTRATION		$759,681
TRANSPORTATION - 2.9%
Vessel Management Services, Inc., U.S. Government Guaranteed, 5.13%, 4/16/35	978,000	1,029,864
Vessel Management Services, Inc., U.S. Government Guaranteed, 6.75%, 7/15/25	608,000	690,719

TOTAL TRANSPORTATION		$1,720,583

TOTAL GOVERNMENT AGENCIES (COST $17,135,053)		$18,864,121
MORTGAGE-BACKED SECURITIES - 28.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 10.9%
Pool 287773, 7.50%, 3/01/17	1,254	1,408
Pool 299147, 7.50%, 8/01/17	86,459	97,071
Pool 538733, 9.00%, 9/01/19	365	416
Pool A18401, 6.00%, 2/01/34	1,536,791	1,688,741
Pool C78010, 5.50%, 4/01/33	2,454,277	2,637,658
Pool C80328, 7.50%, 7/01/25	81,048	93,023
Pool E00540, 6.00%, 3/01/13	130,077	137,865
Pool G01425, 7.50%, 5/01/32	165,637	189,747
Pool G01831, 6.00%, 5/01/35	692,027	760,451
Pool G12709, 5.00%, 7/01/22	805,118	858,482

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$6,464,862
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 16.5%
Pool 202957, 8.00%, 8/01/21	8,101	9,055
Pool 252439, 6.50%, 5/01/29	89,233	100,951

Pool 255933, 5.50%, 11/01/35	850,002	913,592
Pool 323419, 6.00%, 12/01/28	180,491	199,408
Pool 334593, 7.00%, 5/01/24	119,390	136,648
Pool 39862, 9.75%, 9/01/17	11,090	12,576
Pool 436746, 6.50%, 8/01/28	92,108	104,059
Pool 440401, 6.50%, 8/01/28	296,913	335,251
Pool 485678, 6.50%, 3/01/29	219,201	247,643
Pool 494375, 6.50%, 4/01/29	39,876	45,050
Pool 545051, 6.00%, 9/01/29	315,351	347,024
Pool 604867, 7.00%, 1/01/25	126,571	142,487
Pool 625596, 7.00%, 2/01/32	42,057	47,895
Pool 725418, 6.50%, 5/01/34	475,762	538,681
Pool 763704, 5.00%, 4/01/34	1,459,861	1,544,716
Pool 833143, 5.50%, 9/01/35	2,477,792	2,668,375
Pool 843323, 5.50%, 10/01/35	432,148	464,478
Pool AB1796, 3.50%, 11/01/40	995,777	949,629
Pool AE2520, 3.00%, 1/01/26	994,771	973,228

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$9,780,746
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 1.3%
Pool 1061, 9.00%, 4/20/23	22,844	26,589
Pool 146927, 9.00%, 9/15/16	5,250	5,297
Pool 1886, 9.00%, 10/20/24	3,324	3,867
Pool 188603, 9.00%, 11/15/16	9,154	10,477
Pool 208196, 9.00%, 2/15/17	13,815	15,877
Pool 346572, 7.00%, 5/15/23	23,755	27,341
Pool 392400, 8.00%, 7/15/24	2,418	2,805
Pool 484269, 7.00%, 9/15/28	56,742	65,752
Pool 581522, 6.00%, 5/15/33	286,197	318,841
Pool 592505, 6.00%, 4/15/33	221,178	247,098
Pool 780440, 8.50%, 11/15/17	3,620	4,150

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$728,094

TOTAL MORTGAGE-BACKED SECURITIES (COST $16,117,635)		$16,973,702
MUNICIPAL BONDS - 1.3%
DEVELOPMENT - 0.3%
Miami FL, Rent Revenue, Series 1998 (Lease payments guaranteed by U.S. Government) 8.65%, 7/01/19	130,000	152,448
FACILITIES - 1.0%
City of Tacoma, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government) 8.20%, 9/15/13	555,000	603,324

TOTAL MUNICIPAL BONDS (COST $746,022)		$755,772
U.S. TREASURY - 21.3%
INFLATION INDEXED BONDS - 4.3%
2.00%, 1/15/14	2,000,000	2,567,407
U.S. TREASURY BOND - 8.6%
[12]4.25%, 11/15/40	3,000,000	2,836,875
4.50%, 2/15/36	1,286,000	1,286,000
4.50%, 8/15/39	1,000,000	988,594

TOTAL U.S. TREASURY BOND		$5,111,469
U.S. TREASURY NOTE - 8.4%
1.25%, 10/31/15	3,000,000	2,919,375
3.63%, 2/15/20	1,960,000	2,027,375

TOTAL U.S. TREASURY NOTE		$4,946,750

TOTAL U.S. TREASURY (COST $12,404,696)		$12,625,626
REPURCHASE AGREEMENT - 1.2%
Credit Suisse First Boston LLC, 0.21%, dated 01/31/11, due 02/01/11, repurchase price $710,832, collateralized by a U.S. Treasury Security 0.88%, maturing 01/31/12; total market value of $729,248.	710,828	710,828

TOTAL REPURCHASE AGREEMENT (COST $710,828)		$710,828

TOTAL INVESTMENTS IN SECURITIES- 99.3% (COST $55,894,844)		$58,803,420

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 8.9%
REPURCHASE AGREEMENTS - 8.9%
Mizuho Securities, Inc., 0.24%, dated 01/31/11, due 02/01/11, repurchase price $1,719,011, collateralized by U.S. Government Securities 3.35% to 8.50%, maturing 11/1/22 to 09/01/40; total market value of $1,753,380.	1,719,000	1,719,000
RBS Securities, Inc., 0.23%, dated 01/31/11, due 02/01/11, repurchase price $3,564,023, collateralized by U.S. Government Securities 0.38% to 7.25%, maturing 02/07/11 to 07/15/32; total market value of $3,635,313.	3,564,000	3,564,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,283,000)		$5,283,000

TOTAL INVESTMENTS - 108.2% (COST $61,177,844)		$64,086,420
COLLATERAL FOR SECURITIES ON LOAN - (8.9%)		(5,283,000)
OTHER ASSETS LESS LIABILITIES - 0.7%		422,948

TOTAL NET ASSETS - 100.0%		$59,226,368

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $2,908,576. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,490,419 and net unrealized depreciation from investments for those securities having an excess of cost over value of $581,843.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$6,391,639	$—	$6,391,639
Corporate Bonds	—	2,481,732	—	2,481,732
Government Agencies	—	18,824,876	39,245	18,864,121
Mortgage-Backed Securities	—	16,973,702	—	16,973,702
Municipal Bonds	—	755,772	—	755,772
U.S. Treasury	—	12,625,626	—	12,625,626
Repurchase Agreements	—	5,993,828	—	5,993,828

Total	$—	$64,047,175	$39,245	$64,086,420

The security in Level 3 in the table above was considered a Level 3 security because it was fair valued under procedures adopted by the Board of Trustees at January 31, 2011. Such valuation is based on a review of inputs such as, but not limited to, similar securities, company specific financial information and company specific news. There were no changes in the valuation techniques used since the April 30, 2010 annual report for this security.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of April 30, 2010	$41,419
Realized gain (loss)	255
Change in unrealized appreciation (depreciation)	(255)
Net purchases (sales)	(2,174)
Transfers in and/or out of Level 3	—

Balance as of January 31, 2011	$39,245

Net change in unrealized appreciation/(depreciation) for investments still held as of January 31, 2011	(255)

MTB New York Municipal Bond Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 95.8%
ILLINOIS - 1.6%
SCHOOL DISTRICT - 1.6%
Chicago, IL, Board of Education, GO Unlimited, (Series A), (AMBAC) 5.25%, 12/01/15	1,500,000	1,642,035

TOTAL ILLINOIS		$1,642,035
NEW YORK - 92.2%
BOND BANK - 3.1%
New York State Municipal Bond Bank Agency, Recovery Act, Refunding Revenue Bonds, (Subseries B1), (AGM GO of Bond Bank) 5.00%, 4/15/21	3,000,000	3,110,460
EDUCATION - 5.1%
Montgomery County, NY, IDA, Revenue Bonds, (Series A), (XLCA INS) 5.00%, 7/01/29	1,000,000	859,440
New York State Dormitory Authority, Refunding Revenue Bonds, Nonstate Supported Debt, School District Board Funding Program, (Series C), (State Aid Withholding)/(GO of Authority) 7.25%, 10/01/28	3,000,000	3,398,670
New York State Dormitory Authority, School Districts Financing Program, (Series D), (National Reinsurance State Aid Withholding) 5.50%, 10/01/17	895,000	946,445

TOTAL EDUCATION		$5,204,555
FACILITIES - 1.0%
Albany, NY, Parking Authority, Unrefunded Revenue Bonds, (Series A) 5.63%, 7/15/25	220,000	220,570
Canton, NY, Human Services Initiatives, Inc. 5.75%, 9/01/32	915,000	808,896

TOTAL FACILITIES		$1,029,466
GENERAL - 1.5%
New York City, NY, Transitional Finance Authority, Future Tax Secured, Revenue Bonds, (Series C) 5.00%, 11/01/33	1,500,000	1,492,815
GENERAL OBLIGATIONS - 5.7%
Erie County, NY, GO Unlimited Bonds, (Series D-1), (National-RE) 5.00%, 6/01/12	1,000,000	1,047,680
New York City, NY, GO Unlimited, Refunding Bonds, (Series B) 5.75%, 8/01/14	1,555,000	1,655,468
New York City, NY, GO Unlimited, Refunding Bonds, (Series E) 5.00%, 8/01/28	3,000,000	3,018,780

TOTAL GENERAL OBLIGATIONS		$5,721,928
GENERAL REVENUE - 10.3%
Grand Central, NY, District Management Association, Inc. 5.00%, 1/01/21	1,000,000	1,042,070
New York State Thruway Authority, State Personal Income Tax Revenue, (Series A)
5.00%, 3/15/27	1,000,000	1,025,100
5.25%, 3/15/23	2,500,000	2,662,300
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds, (Series B) 5.25%, 1/01/23	5,500,000	5,711,805

TOTAL GENERAL REVENUE		$10,441,275
HIGHER EDUCATION - 9.8%
Geneva, NY, Revenue Bonds, (Project A) 5.38%, 2/01/33	1,000,000	959,540
New York State Dormitory Authority
5.00%, 9/01/26	1,000,000	1,026,280
5.00%, 9/01/27	1,415,000	1,444,149
New York State Dormitory Authority Leas Revenue, Refunding Bonds, (Series A), (Mental Health Services Facilities) 5.00%, 8/15/24	2,000,000	2,034,580
New York State Dormitory Authority, Non-State Supported Debt, Revenue Bonds, (Series A), (Cornell University) 5.00%, 7/01/31	1,000,000	1,001,600
New York State Dormitory Authority, Revenue Bonds, State University Educational Facility, (Series A) 7.50%, 5/15/13	3,000,000	3,398,610

TOTAL HIGHER EDUCATION		$9,864,759
MEDICAL - 8.5%
Chemung County, NY, IDA, (Series A) 5.00%, 11/01/34	875,000	752,063
Chemung County, NY, IDA, (Series B) 5.00%, 11/01/34	1,000,000	859,500
Monroe County, NY, IDA, (Highland Hospital Rochester Project) 5.00%, 8/01/22	1,000,000	980,990
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, (Highland Hospital Rochester Project) 5.00%, 8/01/25	995,000	930,434
New York City, NY, Health and Hospitals Corp., (Series A) 5.45%, 2/15/26	1,000,000	1,051,760
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, (FHA INS) 5.05%, 8/15/24	750,000	753,068
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS) 5.10%, 2/01/19	1,000,000	1,000,560
New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, (Series 2005D-1), (National Reinsurance FGIC) 5.00%, 2/15/23	2,000,000	2,037,620
Tompkins, NY, Health Care Corp., (FHA INS) 10.80%, 2/01/28	220,000	234,656

TOTAL MEDICAL		$8,600,651
MULTI-FAMILY HOUSING - 2.6%
East Rochester, NY, Housing Authority, Revenue Bonds 6.13%, 4/20/43	1,355,000	1,402,994
[5]New York State HFA, Phillips Village Project, AMT, (Series A), (Phillips Village LP)/(FHA 236 SONYMA) 7.75%, 8/15/17	725,000	733,693
[5]New York State Mortgage Agency, AMT, (Series 67) 5.80%, 10/01/28	30,000	30,729
[5]New York State Mortgage Agency, Refunding Revenue Bonds, AMT, (Series 63) 5.70%, 4/01/11	415,000	416,486

TOTAL MULTI-FAMILY HOUSING		$2,583,902
POLLUTION CONTROL - 2.0%
[5]Niagara County, NY, IDA, Solid Waste Disposal, Refunding Revenue Bonds, AMT, (Series C), (Covanta ARC LLC), Mandatory Tender & Remarketing 5.63%, 11/15/14	2,000,000	2,026,460
POWER - 6.4%
Long Island Power Authority, NY, Electric System, Refunding Revenue Bonds, (Series 2010A) 5.00%, 5/01/14	1,210,000	1,316,105
Long Island Power Authority, NY, Revenue Bonds, (Series E), (National Reinsurance FGIC) 5.00%, 12/01/22	5,000,000	5,159,050

TOTAL POWER		$6,475,155
TOBACCO - 14.1%
New York Counties, NY, Tobacco Trust II, Refunding Revenue Bonds 5.25%, 6/01/25	600,000	532,224
Tobacco Settlement Financing Corp., NY, (Series A-1) 5.25%, 6/01/16	1,430,000	1,434,347
Tobacco Settlement Financing Corp., NY, (Series B-1C) 5.25%, 6/01/13	115,000	115,391
Tobacco Settlement Financing Corp., NY, (Series B-1C), Mandatory Redemption 5.50%, 6/01/22	1,000,000	1,052,330
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1)
5.50%, 6/01/18	3,000,000	3,147,450
5.50%, 6/01/19	4,575,000	4,931,072
Tobacco Settlement Financing Corp., NY, Asset-Backed Series, (Series A-1), (AMBAC State GTD) 5.25%, 6/01/22	3,000,000	3,089,670

TOTAL TOBACCO		$14,302,484
TRANSPORTATION - 15.3%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series B) 5.00%, 11/15/22	1,000,000	1,026,730

Metropolitan Transportation Authority, NY, Service Contract, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.00%, 7/01/25	4,500,000	4,500,405
New York State Thruway Authority, (Series 2000A), (FSA INS) 6.25%, 4/01/11	1,000,000	1,009,797
New York State Thruway Authority, Second Generation Highway & Bridge Thruway Fund, Refunding Revenue Bonds, (Series B) 5.00%, 4/01/25	2,500,000	2,569,525
New York State Thruway Authority, Service Contract Obligation, Refunding Revenue Bonds, Local Highway & Bridge 5.50%, 4/01/14	2,000,000	2,100,980
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds, ETM, (Series Y), (CAPMAC - ITC GO of Authority) 6.13%, 1/01/21	3,500,000	4,292,085

TOTAL TRANSPORTATION		$15,499,522
WATER - 6.8%
New York City, NY, Municipal Water Finance Authority, (Series C) 5.13%, 6/15/33	1,000,000	1,000,070
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds, (Series AA) 5.00%, 6/15/21	3,000,000	3,217,290
New York State Environmental Facilities Corp., NY, State Clean Water & Drinking Revolving Funds, Pooled Financing Program, (Series B) 5.00%, 11/15/18	1,450,000	1,577,310
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Revenue Bonds, ( Series C), (POL CTL-SRF) 5.85%, 1/15/15	1,040,000	1,044,410

TOTAL WATER		$6,839,080

TOTAL NEW YORK		$93,192,512
TEXAS - 1.2%
SCHOOL DISTRICT - 1.2%
Magnolia Independent School District, TX, GO Unlimited Bonds, (National Reinsurance FGIC) 8.00%, 8/15/15	1,000,000	1,226,780

TOTAL TEXAS		$1,226,780
WISCONSIN - 0.8%
TOBACCO - 0.8%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds 6.13%, 6/01/27	825,000	864,493

TOTAL WISCONSIN		$864,493

TOTAL MUNICIPAL BONDS (COST $96,364,290)		$96,925,820
3SHORT-TERM MUNICIPAL BOND - 1.0%
NEW YORK - 1.0%
SCHOOL DISTRICT - 1.0%
Moriah, NY, Central School District, GO Unlimited Notes, RANs 2.50%, 6/22/11	995,000	997,985

TOTAL NEW YORK		$997,985

TOTAL SHORT-TERM MUNICIPAL BOND (COST $996,895)		$997,985

TOTAL INVESTMENTS - 96.8% (COST $97,361,185)		$97,923,805
OTHER ASSETS LESS LIABILITIES - 3.2%		3,192,427

TOTAL NET ASSETS - 100.0%		$101,116,232

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $562,620. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,162,077 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,599,457.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$96,925,820	$—	$96,925,820
Short-Term Municipal Bond	—	997,985	—	997,985

Total	$—	$97,923,805	$—	$97,923,805

MTB Pennsylvania Municipal Bond Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 98.1%
PENNSYLVANIA - 98.1%
CONTINUING CARE - 4.8%
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Ann’s Choice, Inc.)
5.20%, 1/01/13	330,000	322,945
5.30%, 1/01/14	275,000	269,186
5.40%, 1/01/15	240,000	232,834
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Pennswood Village)/(PRF 10/1/12 @ 101) 6.00%, 10/01/27	1,000,000	1,096,220
Montgomery County, PA, IDA, (ACTS Retirement-Life Community, Inc.) 5.25%, 11/15/28	1,850,000	1,673,103
Montgomery County, PA, IDA, (Whitemarsh Continuing Care Retirement Community) 6.13%, 2/01/28	1,500,000	1,281,900

TOTAL CONTINUING CARE		$4,876,188
DEVELOPMENT - 9.8%
Bucks County, PA, IDA, Revenue Bonds, ETM, (Senior Lifestyles, Inc.) 10.00%, 5/15/19	4,775,000	7,187,664
Pennsylvania State IDA, Economic Development, Revenue Bonds, (AMBAC INS) 5.50%, 7/01/13	500,000	532,680
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, (Please Touch Museum) 5.25%, 9/01/26	1,000,000	843,050
Philadelphia, PA, Redevelopment Authority, (Series C), (National Reinsurance FGIC) 5.00%, 4/15/27	1,500,000	1,389,000

TOTAL DEVELOPMENT		$9,952,394
EDUCATION - 4.1%
Berks County, PA, Vocational Technical School Authority, Revenue Bonds, (Series 2005), (Berks Career & Technology Center)/(National Reinsurance FGIC) 5.00%, 6/01/14	1,655,000	1,774,193
[6,7]Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School) 4.88%, 3/15/27	1,545,000	1,271,473
Charleroi, PA, Area School District, (Series C), (FGIC State Aid Withholding) 6.00%, 10/01/17	30,000	30,070
York County, PA, School Technology Authority, Lease Revenue Bonds, (FGIC INS)/(PRF 2/15/13 @ 100) 5.50%, 2/15/21	1,000,000	1,095,500

TOTAL EDUCATION		$4,171,236
FACILITIES - 7.9%
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue Bonds 5.75%, 7/01/32	2,550,000	2,460,164
Pennsylvania Convention Center Authority, Revenue Bonds, ETM, (Series A), (FGIC INS) 6.00%, 9/01/19	2,410,000	2,849,174
Pittsburgh, PA, Public Parking Authority, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.00%, 12/01/20	2,565,000	2,647,542

TOTAL FACILITIES		$7,956,880
GENERAL OBLIGATIONS - 5.4%
Allegheny County, PA, GO Unlimited, (Series C-57), (National Reinsurance FGIC) 5.00%, 11/01/22	2,000,000	2,014,800
Butler County, PA, GO UT, (National Reinsurance FGIC) 6.00%, 7/15/11	1,000,000	1,024,550
Mercer County, PA, GO UT, (National Reinsurance FGIC)
5.50%, 10/01/18	1,155,000	1,184,822
5.50%, 10/01/19	1,215,000	1,246,371

TOTAL GENERAL OBLIGATIONS		$5,470,543
GENERAL REVENUE - 1.7%
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority, Regional Asset District, Sales Tax Refunding Revenue Bonds, (AGM) 5.00%, 2/01/23	1,000,000	1,022,550
Southeastern Pennsylvania Transportation Authority, Refunding Revenue Bonds 5.00%, 3/01/28	650,000	648,492

TOTAL GENERAL REVENUE		$1,671,042
HIGHER EDUCATION - 22.2%
Allegheny County, PA, Higher Education Building Authority, University Revenue, (Carnegie Mellon University), 5.13%, 3/01/32	2,000,000	1,965,760
Huntingdon County, PA, General Authority Refunding Revenue Bonds, (Series A), (Juniata College) 5.00%, 5/01/27	1,765,000	1,717,010
Lancaster, PA, Higher Education Authority, College Revenue, Refunding Bonds, (Franklin & Marshall College) 5.00%, 4/15/18	2,350,000	2,534,992
Latrobe, PA, IDA, College Refunding Revenue Bonds, (Saint Vincent College) 5.38%, 5/01/18	2,000,000	2,001,740
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS)
5.00%, 5/01/19	1,420,000	1,494,181
5.00%, 5/01/20	1,490,000	1,549,108
Montgomery County, PA, Higher Education & Health Authority, Refunding Revenue Bonds, (Arcadia University)/(Radian) 4.50%, 4/01/30	1,660,000	1,320,613
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine) 5.00%, 12/01/13	1,345,000	1,439,849
Pennsylvania State Higher Education Facilities Authority, (Series EE 1), (York College of PA)/(XLCA) 5.00%, 11/01/18	1,020,000	1,066,808
Pennsylvania State Higher Education Facilities Authority, (St. Joseph’s University)/(Radian) 5.50%, 12/15/15	1,940,000	2,021,208
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(National Reinsurance FGIC) 5.00%, 11/01/20	550,000	559,191
Pennsylvania State Higher Educational Revenue, (National Reinsurance FGIC)/(Drexel University) 5.00%, 5/01/27	1,250,000	1,196,250
Pennsylvania State University, Revenue Bonds, (GO of University) 5.00%, 9/01/17	1,335,000	1,482,317
Swarthmore Borough Authority, PA, Refunding Revenue Bonds, (Swarthmore College) 5.25%, 9/15/20	1,000,000	1,062,640
Union County, PA, Higher Educational Facilities Financing Authority, Refunding Revenue Bonds, (Series A), (Bucknell University) 5.25%, 4/01/20	1,000,000	1,075,690

TOTAL HIGHER EDUCATION		$22,487,357
MEDICAL - 6.9%
Allegheny County, PA, HDA, Revenue Bonds, (Series A), (Jefferson Regional Medical Center, PA)
4.20%, 5/01/11	370,000	370,533
4.25%, 5/01/12	290,000	291,432
4.40%, 5/01/16	415,000	403,654
Lancaster County, PA, Hospital Authority, (Masonic Homes) 5.00%, 11/01/21	1,160,000	1,165,092
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital) 5.00%, 3/15/23	1,770,000	1,788,497
Pennsylvania State Higher Education Facilities Authority, (Series A), (University of Pennsylvania-Health System)/(AMBAC INS) 5.00%, 8/15/14	2,685,000	2,946,707

TOTAL MEDICAL		$6,965,915
POLLUTION CONTROL - 0.8%
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, (USX Corp.) Mandatory Put, 5.40%, 11/01/17	750,000	771,810
SCHOOL DISTRICT - 18.6%

Central Dauphin, PA, School District, (National State Aid Withholding)/(PRF 2/1/16 @ 100) 7.00%, 2/01/27	2,500,000	3,125,075
Coatesville School District, PA, GO Unlimited Bonds, (Series A), (Assured GTY State Aid Withholding) 5.00%, 8/15/27	1,120,000	1,141,414
Eastern York, PA, School District, GO UT, (Series A), (FSA State Aid Withholding) 5.00%, 9/01/24	1,200,000	1,231,368
Fleetwood, PA, Area School District, GO Limited Bonds, (State Aid Withholding) 5.50%, 6/01/17	1,000,000	1,146,830
Haverford Township, PA, School District, GO UT, (FSA State Aid Withholding) 5.50%, 3/15/19	1,000,000	1,152,590
Hempfield, PA, School District, GO UT, (Series B), (National Reinsurance FGIC State Aid Withholding) 5.00%, 10/15/18	2,650,000	2,864,359
Jenkintown, PA, School District, GO UT, (Series A), (FGIC State Aid Withholding)/(PRF 5/15/12 @ 100) 5.00%, 5/15/28	1,375,000	1,454,214
Mifflin County, PA, School District, GO Unlimited, (National-IBC XLCA State Aid Withholding) 7.50%, 9/01/26	2,000,000	2,294,320
Philadelphia, PA, School District, GO Unlimited, (Series D), (FSA State Aid Withholding) 5.50%, 6/01/17	1,300,000	1,448,044
Pittsburgh School District, PA, GO Unlimited Bonds, (Series A), (AGM State Aid Withholding) 5.00%, 9/01/21	1,775,000	1,886,026
Tredyffrin-Easttown, PA, School District, GO UT, Refunding Bonds, (State Aid Withholding) 5.00%, 2/15/15	1,000,000	1,131,120

TOTAL SCHOOL DISTRICT		$18,875,360
TRANSPORTATION - 12.1%
Allegheny County, PA, Port Authority Special Revenue Bonds, (National Reinsurance FGIC) 5.00%, 3/01/19	2,500,000	2,534,650
Delaware River Joint Toll Bridge Commission, Unrefunded Revenue Bonds, Highway Improvements 5.25%, 7/01/18	1,500,000	1,605,600
Delaware River Port Authority, PA, (Series A), (FSA GO of Authority) 5.50%, 1/01/16	3,410,000	3,509,776
Pennsylvania State Turnpike Commission, Oil Franchise Tax Revenue Bonds, ETM, (Series A), (AMBAC INS)/(Escrowed in State & Local Government Series COL) 5.00%, 12/01/15	2,090,000	2,097,587
Pennsylvania State Turnpike Commission, Refunding Revenue Bonds, (Series B) 5.00%, 12/01/21	2,400,000	2,536,176

TOTAL TRANSPORTATION		$12,283,789
WATER & SEWER - 3.8%
Allegheny County, PA, Sanitation Authority, Sewer Refunding Revenue Bonds, (Series A), (National Reinsurance) 5.00%, 12/01/30	2,000,000	1,890,400
Erie Sewer Authority, PA, Revenue Bonds 4.63%, 12/01/24	2,000,000	1,947,240

TOTAL WATER & SEWER		$3,837,640

TOTAL PENNSYLVANIA		$99,320,154

TOTAL MUNICIPAL BONDS (COST $98,375,085)		$99,320,154
MONEY MARKET FUND - 2.7%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.10%,	2,767,055	2,767,055

TOTAL MONEY MARKET FUND (COST $2,767,055)		$2,767,055

TOTAL INVESTMENTS - 100.8% (COST $101,142,140)		$102,087,209
OTHER LIABILITIES LESS ASSETS - (0.8%)		(852,319)

TOTAL NET ASSETS - 100.0%		$101,234,890

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $945,069. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,228,595 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,283,526.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$99,320,154	$—	$99,320,154
Money Market Fund	2,767,055	—	—	2,767,055

Total	$2,767,055	$99,320,154	$—	$102,087,209

MTB Maryland Municipal Bond Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 100.7%
DISTRICT OF COLUMBIA - 0.9%
TRANSPORTATION - 0.9%
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (National Reinsurance) 5.00%, 1/01/12	1,000,000	1,040,350

TOTAL DISTRICT OF COLUMBIA		$1,040,350
MARYLAND - 94.4%
CONTINUING CARE - 7.7%
Baltimore County, MD, Revenue Bonds, (Series A), (Oak Crest Village, Inc.) 5.00%, 1/01/22	1,200,000	1,177,212
Carroll County, MD, Revenue Bonds, (Series A), (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian) 5.38%, 1/01/16	2,000,000	1,910,920
Frederick County, MD, Revenue Bonds, (Series A), (Buckingham’s Choice, Inc.) 5.90%, 1/01/17	880,000	682,009
Maryland State Health & Higher Educational Facilities Authority, (Hebrew Home of Greater Washington)/(Landow House, Inc.) 5.80%, 1/01/32	2,135,000	2,096,847
Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist) 5.25%, 10/01/13	1,000,000	672,630
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community)
5.25%, 1/01/27	1,500,000	1,171,185
5.30%, 1/01/37	1,500,000	1,002,060

TOTAL CONTINUING CARE		$8,712,863
DEVELOPMENT - 5.9%
Maryland State Community Development Administration, Revenue Bonds, (Series A), (National Reinsurance) 5.00%, 6/01/21	275,000	281,003
Maryland State Economic Development Corp., (Lutheran World Relief, Inc.) 5.25%, 4/01/29	2,100,000	1,929,186
Maryland State Economic Development Corp., Lease Refunding Revenue Bonds, (Dept. Transaction Headquarters) 4.00%, 6/01/21	2,570,000	2,638,285
Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation, (PRF 6/1/12 @ 100.5) 5.38%, 6/01/19	750,000	800,693
Maryland State IDFA, (Series B), (National Aquarium in Baltimore, Inc.) 5.10%, 11/01/22	1,000,000	1,011,430

TOTAL DEVELOPMENT		$6,660,597
EDUCATION - 3.8%
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School) 5.25%, 7/01/20	1,585,000	1,602,419
Maryland State Health & Higher Educational Facilities Authority, (Mclean School) 6.00%, 7/01/31	1,500,000	1,406,130
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006), (Washington Christian Academy) 5.50%, 7/01/38	1,000,000	399,990
Maryland State IDFA, Economic Development Revenue Bonds, (Series 2005A), (Our Lady of Good Counsel High School) 6.00%, 5/01/35	1,000,000	926,660

TOTAL EDUCATION		$4,335,199
FACILITIES - 6.1%
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, (National Reinsurance) 5.38%, 9/01/11	2,910,000	2,919,719
Baltimore County, MD, Convention Center, Revenue Bonds, (Series A), (Baltimore Hotel Corp.)/(XLCA) 5.25%, 9/01/39	2,500,000	2,011,625
Maryland State Stadium Authority, (Ocean City Convention Center) 5.38%, 12/15/15	500,000	502,025
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds 5.00%, 4/01/13	1,330,000	1,444,181

TOTAL FACILITIES		$6,877,550
GENERAL OBLIGATIONS - 20.7%
Anne Arundel County, MD, GO Limited, General Improvements 4.50%, 3/01/25	2,000,000	2,039,700
[5]Anne Arundel County, MD, GO LT, AMT 5.50%, 9/01/15	500,000	501,015
Anne Arundel County, MD, GO UT 5.00%, 3/01/16	1,000,000	1,077,360
Baltimore County, MD, GO Unlimited, Refunding Revenue Bonds 4.00%, 8/01/27	2,000,000	1,919,340
Frederick County, MD, GO UT 5.25%, 11/01/19	1,500,000	1,753,065
Frederick County, MD, Public Improvements, GO Unlimited Bonds, (Series A) 4.75%, 3/01/28	610,000	615,069
Frederick County, MD, Refunding GO UT, (Series A) 5.25%, 7/01/13	2,080,000	2,191,551
Harford County, MD, Public Improvements, GO Unlimited Bonds 4.00%, 7/01/20	2,000,000	2,114,920
Howard County, MD, (Series A) 5.25%, 8/15/15	1,800,000	1,880,784
Maryland State, (Series A) 5.50%, 3/01/13	2,180,000	2,395,079
Montgomery County, MD, GO Unlimited Bonds, (Series A), (PRF 5/1/17 @ 100) 5.00%, 5/01/19	1,000,000	1,160,670
Queen Anne’s County, MD, (National Reinsurance) 5.00%, 11/15/16	1,000,000	1,124,640
St. Mary’s County, MD, GO UT, (St. Mary’s Hospital) 5.00%, 10/01/21	1,000,000	1,071,610
St. Mary’s County, MD, Refunding GO UT 5.00%, 10/01/18	2,255,000	2,421,960
Washington Suburban Sanitation District, MD, GO UT 6.00%, 6/01/18	1,000,000	1,223,690

TOTAL GENERAL OBLIGATIONS		$23,490,453
GENERAL REVENUE - 3.7%
Anne Arundel County, MD, Refunding Revenue Bonds, (National Business Park Project)/(County Guaranty) 5.13%, 7/01/28	2,200,000	2,253,218
Baltimore City, MD, Refunding Revenue Bonds, (Series A), (National Reinsurance FGIC) 5.25%, 7/01/17	1,000,000	1,097,300
Montgomery County, MD, Revenue Bonds, (Series A), (Department of Liquor Controls) 5.00%, 4/01/29	555,000	558,474
Montgomery County, MD, Special Obligation, Special Tax, (Series A), (Radian) 5.38%, 7/01/20	250,000	254,175

TOTAL GENERAL REVENUE		$4,163,167
HIGHER EDUCATION - 6.6%
Maryland State Economic Development Corp., (Series A), (Collegiate Housing) 6.00%, 6/01/19	1,000,000	1,009,030
Maryland State Economic Development Corp., Revenue Bonds, Morgan State University Project, (Series A) 6.00%, 7/01/22	500,000	476,555
Maryland State Economic Development Corp., Revenue Bonds, University of Maryland/Baltimore, (Series A) 5.75%, 10/01/33	350,000	232,411
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Maryland Institute College of Art) 5.00%, 6/01/36	1,900,000	1,636,356
St. Mary’s College, MD, Refunding Revenue Bonds, Academic and Auxiliary Fee, (Series A), (AMBAC INS) 4.50%, 9/01/30	2,250,000	2,004,502
University System, MD, Auxiliary Facility & Tuition Revenue Bonds, (Series A) 4.00%, 4/01/16	2,000,000	2,190,740

TOTAL HIGHER EDUCATION		$7,549,594
HOUSING - 0.0%**

[5]Prince Georges County, MD, Housing Authority, Single Family Mortgage, AMT, (Series A), (GNMA)/(FNMA)/(FHLMC) 5.55%, 12/01/33	5,000	5,021
MEDICAL - 34.7%
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital) 6.00%, 7/01/37	2,250,000	2,259,540
Maryland State Health & Higher Educational Facilities Authority, (Carroll Hospital Center) 5.00%, 7/01/40	1,000,000	883,840
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital) 5.00%, 7/01/22	3,000,000	2,938,590
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital) 5.00%, 5/15/26	900,000	900,279
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center) 5.63%, 7/01/31	2,000,000	1,856,800
Maryland State Health & Higher Educational Facilities Authority, (National Reinsurance)/(Howard County General Hospital, MD) 5.00%, 7/01/19	1,500,000	1,500,540
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Catholic Health Initiatives) 6.00%, 12/01/13	1,370,000	1,388,536
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Doctors Hospital, Inc.) 5.00%, 7/01/27	1,750,000	1,495,253
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parent, Inc.)/(FSA INS) 5.25%, 8/15/12	1,175,000	1,178,408
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Medlantic/Helix Parents, Inc.)/(FSA INS) 5.25%, 8/15/11	2,000,000	2,005,960
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital) 5.50%, 7/01/16	600,000	643,710
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS) 5.00%, 7/01/15	1,740,000	1,827,139
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System) 5.00%, 7/01/12	685,000	705,290
Maryland State Health & Higher Educational Facilities Authority, ETM, (AMBAC INS)/(Helix Health Systems, Inc.) 5.00%, 7/01/27	3,630,000	3,973,180
Maryland State Health & Higher Educational Facilities Authority, ETM, (Howard County General Hospital, MD) 5.50%, 7/01/13	380,000	393,737
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (MedStar Health, Inc.) 5.00%, 8/15/11	1,000,000	1,019,200
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series C), (Upper Chesapeake Medical Center) 5.50%, 1/01/28	2,500,000	2,475,450
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, ETM, (Series A), (Lifebridge Health, Inc.) 5.00%, 7/01/12	1,000,000	1,061,600
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Hospital) 5.00%, 5/15/13	1,465,000	1,479,386
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/(Obligated Group) 5.50%, 7/01/33	500,000	445,155
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.) 5.25%, 5/15/46	1,000,000	916,160
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center)
5.00%, 7/01/17	1,745,000	1,844,395
5.00%, 7/01/26	1,000,000	964,030
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Doctors Community Hospital) 5.00%, 7/01/20	1,000,000	959,330
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System) 5.25%, 7/01/35	500,000	466,770
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(National Reinsurance FHA 242) 4.00%, 1/01/18	1,935,000	1,955,143
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Union Hospital of Cecil County) 5.00%, 7/01/40	1,000,000	901,960
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, ETM, (Frederick Memorial Hospital)/(FGIC INS) 5.25%, 7/01/13	300,000	311,640
Montgomery County, MD, EDA, (Trinity Health Care Group) 5.13%, 12/01/22	600,000	602,058

TOTAL MEDICAL		$39,353,079
TRANSPORTATION - 2.3%
Maryland State Department of Transportation 5.50%, 2/01/16	1,000,000	1,165,130
Maryland State Department of Transportation, Refunding Revenue Bonds 5.00%, 5/01/15	1,375,000	1,515,965

TOTAL TRANSPORTATION		$2,681,095
WATER & SEWER - 2.9%
Baltimore County, MD, Wastewater Project Revenue Bonds, (Series B), (National Reinsurance)/(PRF 7/01/15 @ 100) 5.00%, 7/01/22	1,290,000	1,476,586
Baltimore County, MD, Wastewater Revenue Bonds, (National Reinsurance FGIC) 6.00%, 7/01/15	855,000	928,436
Baltimore County, MD, Water Projects Revenue Bonds, ETM, (Series A), (FGIC INS) 5.38%, 7/01/15	775,000	866,814

TOTAL WATER & SEWER		$3,271,836

TOTAL MARYLAND		$107,100,454
PUERTO RICO - 3.5%
GENERAL REVENUE - 1.6%
Puerto Rico Public Finance Corp., (Series A), (AMBAC INS) 5.38%, 6/01/19	1,500,000	1,759,800
MULTI-FAMILY HOUSING - 1.9%
Puerto Rico Housing Finance Authority, Prerefunded Revenue Bonds, Capital Guaranteed Program, (HUD LN)/(PRF 12/1/13 @ 100) 5.00%, 12/01/18	1,400,000	1,553,174
Puerto Rico Housing Finance Authority, Unrefunded Revenue Bonds, Capital Funding Program, (HUD LN) 5.00%, 12/01/18	600,000	618,324

TOTAL MULTI-FAMILY HOUSING		$2,171,498

TOTAL PUERTO RICO		$3,931,298
WISCONSIN - 1.9%
SPECIAL PURPOSE ENTITY - 1.9%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds, (PRF 6/1/12 @ 100) 7.00%, 6/01/28	2,000,000	2,166,000

TOTAL WISCONSIN		$2,166,000

TOTAL MUNICIPAL BONDS (COST $115,366,495)		$114,238,102

TOTAL INVESTMENTS - 100.7% (COST $115,366,495)		$114,238,102
OTHER LIABILITIES LESS ASSETS - (0.7%)		(821,944)

TOTAL NET ASSETS - 100.0%		$113,416,158

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $(1,128,393). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $3,320,773 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,449,166.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$114,238,102	$—	$114,238,102

Total	$—	$114,238,102	$—	$114,238,102

MTB Virginia Municipal Bond Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
MUNICIPAL BONDS - 96.4%
DISTRICT OF COLUMBIA - 3.0%
AIRPORT DEVELOPMENT & MAINTENANCE - 3.0%
Metropolitan Washington, DC, Airports Authority Revenue Bonds, AMT, (Series D), (FSA INS)
[5]5.38%, 10/01/18	245,000	259,256
[5]5.38%, 10/01/19	335,000	354,199

TOTAL AIRPORT DEVELOPMENT & MAINTENANCE		$613,455

TOTAL DISTRICT OF COLUMBIA		$613,455
PUERTO RICO - 5.0%
FACILITIES - 1.7%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS) 5.50%, 7/01/20	350,000	353,440
GENERAL OBLIGATIONS - 0.8%
Commonwealth of Puerto Rico, GO UT, Prerefunded, (Series A), (PRF 7/01/13 @ 100) 5.00%, 7/01/33	150,000	165,219
GENERAL REVENUE - 1.2%
Puerto Rico Public Finance Corp., Revenue Bonds, (Series A), (U.S. Treasury and U.S. Government PRF 8/1/11 @ 100)/(National Reinsurance) 5.00%, 8/01/31	250,000	255,793
TRANSPORTATION - 1.3%
Puerto Rico Highway and Transportation Authority, (Series W) 5.50%, 7/01/13	250,000	265,968

TOTAL PUERTO RICO		$1,040,420
VIRGINIA - 88.4%
DEVELOPMENT - 3.2%
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS) 5.00%, 12/01/14	455,000	503,785
Virginia Beach, Development Authority, Social Services Facility, (AMBAC INS) 5.00%, 12/01/17	100,000	100,288
Virginia Beach, Development Authority, Town Center Project Phase I, (Series A) 4.25%, 8/01/13	50,000	52,334

TOTAL DEVELOPMENT		$656,407
EDUCATION - 6.4%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School) 5.00%, 1/01/29	250,000	245,205
Manassas Park Economic Development Authority, VA, Refunding Revenue Bonds, (Series A) 4.38%, 7/15/17	370,000	370,363
Spotsylvania County, VA, IDA, Public Facility Revenue, (Series B), (School Facilities Project)/(AMBAC) 5.00%, 8/01/28	325,000	304,112
Virginia State, Public School Authority, Revenue Bonds, (Series B), (School Financing-1997 Resolution)/(National-Reinsurance) 5.00%, 8/01/26	400,000	414,700

TOTAL EDUCATION		$1,334,380
FACILITIES - 4.9%
Henrico County, VA, EDA, Refunding Revenue Bonds, (Series B) 4.50%, 8/01/21	325,000	344,311
Virginia State, Public Building Authority, Public Facility Revenue Bonds, (Series B)
5.00%, 8/01/16	135,000	154,466
5.00%, 8/01/23	500,000	526,635

TOTAL FACILITIES		$1,025,412
GENERAL OBLIGATIONS - 12.2%
Arlington County, VA, Public Improvement, GO UT, (State Aid Withholding)/(U. S. Treasury PRF 2/1/12 @ 100) 5.25%, 2/01/15	350,000	366,772
Hanover County, VA, Public Improvements Refunding Bonds, GO Unlimited 5.00%, 7/15/19	110,000	126,650
Harrisonburg, VA, Public Improvements, GO Unlimited, (FSA State Aid Withholding) 5.00%, 2/01/11	200,000	200,025
Loudoun County, VA, GO Unlimited, (Series A) 5.00%, 7/01/25	400,000	429,220
Loudoun County, VA, GO UT, (Series B), (State Aid Withholding) 5.25%, 12/01/14	500,000	572,115
Newport News, VA, GO Unlimited, Refunding Notes, (Series 2007A) 5.00%, 3/01/19	100,000	110,979
Richmond, VA, Public Improvements, GO Unlimited, Refunding Bonds, (Series B), (FSA INS) 5.00%, 7/15/16	500,000	561,520
[5]Roanoke, VA, GO UT, AMT, (Series B), (National Reinsurance FGIC) 5.00%, 10/01/11	165,000	169,014

TOTAL GENERAL OBLIGATIONS		$2,536,295
GENERAL REVENUE - 6.3%
Virginia Beach, Public Improvement, (Series B) 5.00%, 5/01/20	400,000	442,504
Virginia State, Resources Authority Infrastructure, Refunding Revenue Bonds, (VA Pooled Funding Program)/(Moral Obligated) 5.00%, 11/01/30	500,000	505,155
Virginia State, Resources Authority Infrastructure, Revenue Bonds, (Series A), (VA Pooled Funding Program) 4.00%, 11/01/21	350,000	355,775

TOTAL GENERAL REVENUE		$1,303,434
HIGHER EDUCATION - 4.9%
Fredericksburg, VA, IDA, Revenue Bonds, (Mary Washington College R/E)/(State and Local Government PRF 4/01/14 @ 100) 5.35%, 4/01/29	250,000	279,118
Virginia College Building Authority, Educational Facilities Revenue Bonds, (Series A), (Public Higher Education Funding Program) 5.00%, 9/01/23	200,000	214,072
Virginia College Building Authority, Refunding Revenue Bonds, (National Reinsurance)/(Washington & Lee University) 5.25%, 1/01/31	500,000	529,820

TOTAL HIGHER EDUCATION		$1,023,010
MEDICAL - 16.3%
Albemarle County, VA, IDA, (Martha Jefferson Hospital) 5.25%, 10/01/15	650,000	690,001
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond) 4.63%, 1/01/19	200,000	191,354
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System) 5.25%, 8/15/19	500,000	546,830
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System) 5.00%, 8/15/23	250,000	258,623
Fredericksburg, VA, Economic Development Authority, Hospital Facilities Revenue, Refunding Bonds, (Medicorp Health System) 5.25%, 6/15/19	250,000	265,275
Henrico County, VA, EDA, Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical)/(State and Local Government PRF 11/15/12 @ 100) 5.60%, 11/15/30	5,000	5,443
Henrico County, VA, EDA, Unrefunded Revenue Bonds, (Series A), (Obligated Group)/(Bon Secours Health System, Inc., St. Francis Medical) 5.60%, 11/15/30	495,000	477,744
Smyth County, VA, IDA, Hospital Refunding Revenue Bonds, (Mountain States Health Alliance) 5.00%, 7/01/15	400,000	418,840
Virginia Beach, Development Authority, (Virginia Beach, VA General Hospital)/(AMBAC INS) 5.13%, 2/15/18	110,000	117,859
Virginia Beach, Development Authority, Residential Care Facilities, (Westminster Canterbury) 5.38%, 11/01/32	500,000	423,640

TOTAL MEDICAL		$3,395,609
MULTI-FAMILY HOUSING - 4.9%
[5]Arlington County, VA, IDA, Colonial Village Revenue Bonds, AMT, (AHC LP-2)/(Fannie Mae), Mandatory Tender 11/1/19, 5.15%, 11/01/31	500,000	508,670

[5]Virginia State, Housing Development Authority, Rental Housing, AMT, (Series N), (GO of Authority) 5.13%, 1/01/15	500,000	506,270

TOTAL MULTI-FAMILY HOUSING		$1,014,940
POLLUTION CONTROL - 3.7%
Chesterfield County, VA, IDA, Pollution Control Revenue Bonds, (Virginia Electric & Power Co.) 5.88%, 6/01/17	200,000	204,400
Southeastern Public Service Authority, VA, Prerefunding Revenue Bonds, ETM, (AMBAC) 5.00%, 7/01/15	255,000	283,675
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, ETM, (AMBAC) 5.00%, 7/01/15	245,000	271,342

TOTAL POLLUTION CONTROL		$759,417
TRANSPORTATION - 9.6%
Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, (National Reinsurance FGIC) 5.25%, 7/15/17	400,000	440,564
Virginia Commonwealth Transportation Board, (Series A) 5.00%, 5/15/14	500,000	558,060
Virginia Commonwealth Transportation Board, Revenue Bonds 5.00%, 9/28/15	500,000	569,665
Virginia Commonwealth Transportation Board, Transportation Revenue, (National Reinsurance-IBC) 5.00%, 4/01/15	400,000	417,312

TOTAL TRANSPORTATION		$1,985,601
UTILITIES - 2.3%
Richmond, VA, Public Utility Revenue Bonds 5.00%, 1/15/28	470,000	477,233
WATER & SEWER - 13.7%
Fairfax County, VA, Water Authority Revenue Bonds, ETM, (Escrowed in U.S. Treasuries, COL) 5.80%, 1/01/16	440,000	487,428
Fairfax County, VA, Water Authority Revenue, Refunding Bonds 5.00%, 4/01/21	100,000	112,243
Henrico County, VA, Water & Sewer Revenue, Refunding Bonds 5.00%, 5/01/24	550,000	591,695
Norfolk, VA, Water Revenue Bonds, (National Reinsurance)
5.75%, 11/01/12	500,000	502,010
5.88%, 11/01/15	500,000	502,065
Upper Occoquan Sewage Authority, VA, (Series A), (National Reinsurance) 5.15%, 7/01/20	575,000	652,757

TOTAL WATER & SEWER		$2,848,198

TOTAL VIRGINIA		$18,359,936

TOTAL MUNICIPAL BONDS (COST $19,691,043)		$20,013,811

MONEY MARKET FUND - 3.0%
[8]Dreyfus Tax Exempt Cash Management Fund, Institutional Shares, 0.10%	627,466	627,466

TOTAL MONEY MARKET FUND (COST $627,466)		$627,466

TOTAL INVESTMENTS - 99.4% (COST $20,318,509)		$20,641,277
OTHER ASSETS LESS LIABILITIES - 0.6%		131,172

TOTAL NET ASSETS - 100.0%		$20,772,449

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $322,768. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $716,269 and net unrealized depreciation from investments for those securities having an excess of cost over value of $393,501.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$20,013,811	$—	$20,013,811
Money Market Fund	627,466	—	—	627,466

Total	$627,466	$20,013,811	$—	$20,641,277

MTB Intermediate-Term Bond Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
ASSET BACKED SECURITIES - 2.1%
FINANCIAL SERVICES - 2.1%
BMW Vehicle Lease Trust, Series 2009-1, Class A4, 3.66%, 8/15/13	1,000,000	1,015,697
Hyundai Auto Receivables Trust, Series 2011-A, Class A2, 0.69%, 11/15/13	1,500,000	1,500,954

TOTAL FINANCIAL SERVICES		$2,516,651

TOTAL ASSET BACKED SECURITIES (COST $2,499,732)		$2,516,651
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.2%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 3.1%
[6,7]American Tower Trust Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,087,930
Merrill Lynch Mortgage Trust Series 2006-C1, Class A2, 5.61%, 5/12/39	1,404,308	1,482,037
Morgan Stanley Capital I Series 2004-IQ7, Class A4, 5.40%, 6/15/38	1,000,000	1,083,560

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$3,653,527
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 3.0%
Series 1920, Class H, 7.00%, 1/15/12	44,020	45,033
Series 2872, Class GB, 5.00%, 5/15/28	2,776,031	2,802,820
Series R001, Class AE, 4.38%, 4/15/15	722,869	734,574

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$3,582,427
WHOLE LOAN - 1.1%
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 2/25/11	1,437,737	1,293,577

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $8,549,164)		$8,529,531
CORPORATE BONDS - 62.1%
AUTO MANUFACTURERS - 0.6%
Daimler Finance North America LLC, Company Guaranteed, MTN, 5.75%, 9/08/11	500,000	515,524
[6,7]Hyundai Motor Manufacturing Czech s.r.o., Company Guaranteed, MTN, 4.50%, 4/15/15	250,000	255,844

TOTAL AUTO MANUFACTURERS		$771,368
BANKS - 11.0%
[6,7]ABN Amro Bank NV, Sr. Unsecured, 3.00%, 1/31/14	500,000	502,250
[6,7]Ally Financial, Inc., Company Guaranteed, 6.25%, 12/01/17	1,500,000	1,552,500
Ally Financial, Inc., Company Guaranteed, 8.00%, 3/15/20	250,000	283,125
[6,7]Ally Financial, Inc., Company Guaranteed, 7.50%, 9/15/20	500,000	546,250
Bank of America Corp., Subordinated, 7.13%, 10/15/11	800,000	834,693
Bank of America Corp., Sr. Unsecured, 4.50%, 4/01/15	500,000	520,373
[1]BankBoston Capital Trust III, Limited Guarantee, 1.05%, 3/15/11	1,000,000	725,838
BB&T Corp., Subordinated, 4.75%, 10/01/12	500,000	527,011
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	543,696
Citigroup, Inc., Sr. Unsecured, 4.75%, 5/19/15	500,000	529,164
Fifth Third Bancorp, Sr. Unsecured, 3.63%, 1/25/16	500,000	502,921
JPMorgan Chase & Co., Subordinated, 5.13%, 9/15/14	1,000,000	1,074,594
JPMorgan Chase & Co., Sr. Unsecured, 2.60%, 1/15/16	500,000	488,453
Morgan Stanley, Sr. Unsecured, 5.30%, 3/01/13	1,000,000	1,068,644
National City Corp., Sr. Unsecured, 4.90%, 1/15/15	1,000,000	1,074,569
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	268,713
U.S. Bancorp, Jr. Subordinated, 3.44%, 2/01/16	1,000,000	1,008,031
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	608,951	632,685
U.S. Bank NA, Subordinated, 6.30%, 2/04/14	305,000	340,681

TOTAL BANKS		$13,024,191
BEVERAGES - 2.1%
Coca-Cola Refreshments USA, Inc., Sr. Unsecured, 5.00%, 8/15/13	2,000,000	2,193,270
Diageo Finance BV, Company Guaranteed, 3.25%, 1/15/15	250,000	259,729

TOTAL BEVERAGES		$2,452,999
BUILDING MATERIALS - 0.9%
Masco Corp., Sr. Unsecured, 6.13%, 10/03/16	1,000,000	1,026,135

CAPITAL MARKETS - 0.4%
Jefferies Group, Inc., Sr. Unsecured, 6.88%, 4/15/21	500,000	527,969

CHEMICALS - 2.0%
Airgas, Inc., Sr. Unsecured, 3.25%, 10/01/15	500,000	501,197
Dow Chemical Co., Sr. Unsecured, 6.13%, 2/01/11	750,000	750,103
Dow Chemical Co., Sr. Unsecured, 6.00%, 10/01/12	1,000,000	1,077,718

TOTAL CHEMICALS		$2,329,018
COMPUTERS - 0.9%
International Business Machines Corp., Sr. Unsecured, 2.10%, 5/06/13	1,000,000	1,025,233
DIVERSIFIED FINANCIAL SERVICES - 6.3%
[6,7]Cantor Fitzgerald LP, Notes, 6.38%, 6/26/15	1,000,000	1,013,521
Capital One Bank USA NA, Subordinated, 8.80%, 7/15/19	500,000	620,036
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	252,547
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	1,000,000	991,250
Ford Motor Credit Co. LLC, Sr. Unsecured, 8.70%, 10/01/14	500,000	575,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	275,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	267,500
[6,7]Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	532,378
International Lease Finance Corp., Sr. Unsecured, 5.35%, 3/01/12	1,000,000	1,028,750
SLM Corp., Sr. Unsecured, 5.45%, 4/25/11	1,000,000	1,005,074
SLM Corp., Sr. Notes, MTN, 6.25%, 1/25/16	300,000	302,228
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	500,000	511,573

TOTAL DIVERSIFIED FINANCIAL SERVICES		$7,374,857
ELECTRIC - 2.0%
CenterPoint Energy, Inc., Sr. Unsecured, 6.50%, 5/01/18	125,000	141,137
Dominion Resources, Inc., Sr. Unsecured, 2.25%, 9/01/15	500,000	494,123
DTE Energy Co., Sr. Unsecured, 7.63%, 5/15/14	250,000	286,697
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	250,000	280,171
Progress Energy, Inc., Sr. Unsecured, 6.05%, 3/15/14	1,000,000	1,115,943

TOTAL ELECTRIC		$2,318,071
ELECTRONICS - 0.2%
Agilent Technologies, Inc., Sr. Unsecured, 5.00%, 7/15/20	250,000	254,578
ENERGY EQUIPMENT & SERVICES - 0.4%
National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	500,000	536,746

FOOD - 1.2%
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	110,000	114,074
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	261,874
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	571,267
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	500,000	511,385

TOTAL FOOD		$1,458,600
HOTELS, RESTAURANTS & LEISURE - 0.5%
[6,7]Hyatt Hotels Corp., Sr. Unsecured, 6.88%, 8/15/19	500,000	537,809
INSURANCE - 4.9%
Hartford Financial Services Group, Inc., Sr. Unsecured, 4.75%, 3/01/14	1,000,000	1,056,565
Lincoln National Corp., Sr. Unsecured, 4.30%, 6/15/15	1,500,000	1,565,330
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	500,000	509,638
Principal Life Income Funding Trusts, Sr. Secured, MTN, 5.15%, 6/17/11	1,000,000	1,017,624
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	519,423
Prudential Financial, Inc., Sr. Unsecured, MTN, 4.75%, 9/17/15	1,000,000	1,071,622

TOTAL INSURANCE		$5,740,202
INTERNET - 0.4%
eBay, Inc., Sr. Unsecured, 1.63%, 10/15/15	500,000	483,434
IRON/STEEL - 1.3%
Allegheny Technologies, Inc., Sr. Unsecured, 5.95%, 1/15/21	975,000	1,022,043
Cliffs Natural Resources, Inc., Sr. Unsecured, 4.80%, 10/01/20	500,000	489,906

TOTAL IRON/STEEL		$1,511,949
METALS & MINING - 3.4%
Rio Tinto Finance USA Ltd., Company Guaranteed, 8.95%, 5/01/14	2,000,000	2,431,626
Vale Overseas Ltd., Company Guaranteed, 5.63%, 9/15/19	500,000	531,664
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	1,000,000	1,075,172

TOTAL METALS & MINING		$4,038,462
MULTI-UTILITIES - 0.5%
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	566,707
OFFICE/BUSINESS EQUIPMENT - 2.4%
Steelcase, Inc., Sr. Notes, 6.38%, 2/15/21	500,000	508,841
Xerox Corp., Sr. Unsecured, 6.40%, 3/15/16	2,000,000	2,291,621

TOTAL OFFICE/BUSINESS EQUIPMENT		$2,800,462
OIL & GAS - 7.2%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	272,914
Devon Financing Corp. ULC, Company Guaranteed, 6.88%, 9/30/11	1,000,000	1,041,764
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	1,000,000	1,048,253
[6,7]Nabors Industries, Inc., Company Guaranteed, 5.00%, 9/15/20	250,000	245,584
Occidental Petroleum Corp., Sr. Unsecured, 4.13%, 6/01/16	500,000	540,253
Petrobras International Finance Co. - Pifco, Company Guaranteed, 5.38%, 1/27/21	250,000	252,686
Petrobras International Finance Co. - Pifco, Company Guaranteed, 6.75%, 1/27/41	125,000	126,669
Pioneer Natural Resources Co., Sr. Unsecured, 6.88%, 5/01/18	1,000,000	1,080,816
Pride International, Inc., Sr. Unsecured, 6.88%, 8/15/20	250,000	272,813
Pride International, Inc., Sr. Unsecured, 7.88%, 8/15/40	250,000	281,250
Rowan Cos., Inc., Sr. Unsecured, 7.88%, 8/01/19	500,000	589,230
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	579,626
Stone Energy Corp., Company Guaranteed, 8.63%, 2/01/17	1,000,000	1,035,000
Transocean, Inc., Sr. Unsecured, 5.25%, 3/15/13	1,000,000	1,064,322

TOTAL OIL & GAS		$8,431,180
PIPELINES - 1.7%
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 5.00%, 2/01/21	500,000	503,168
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 3.90%, 4/15/15	1,000,000	993,527
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	487,476

TOTAL PIPELINES		$1,984,171
REAL ESTATE INVESTMENT TRUSTS (REIT) - 6.9%
Boston Properties LP, Sr. Unsecured, 6.25%, 1/15/13	2,000,000	2,163,683
CommonWealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	530,189
CommonWealth REIT, Sr. Unsecured, 5.88%, 9/15/20	500,000	489,628
HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	225,000	231,914
HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	200,000	201,648
Health Care REIT, Inc., Sr. Unsecured, 6.00%, 11/15/13	1,000,000	1,096,507
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	1,000,000	1,016,191
Healthcare Realty Trust, Inc., Sr. Unsecured, 6.50%, 1/17/17	1,000,000	1,096,793
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	294,522
Vornado Realty LP, Sr. Unsecured, 4.25%, 4/01/15	1,000,000	1,022,197

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$8,143,272
RETAIL - 1.8%
McDonald’s Corp., Sr. Unsecured, 6.00%, 4/15/11	500,000	505,876
O’Reilly Automotive, Inc., Company Guaranteed, 4.88%, 1/14/21	500,000	497,160
Staples, Inc., Company Guaranteed, 7.38%, 10/01/12	1,015,000	1,109,679

TOTAL RETAIL		$2,112,715
TELECOMMUNICATIONS - 1.5%
American Tower Corp., Sr. Unsecured, 4.63%, 4/01/15	250,000	262,572
[12]American Tower Corp., Sr. Unsecured, 5.05%, 9/01/20	500,000	493,125
Qwest Communications International, Inc., Company Guaranteed, 7.13%, 4/01/18	1,000,000	1,085,000

TOTAL TELECOMMUNICATIONS		$1,840,697
TRANSPORTATION - 1.6%
Canadian National Railway Co., Sr. Unsecured, 6.38%, 10/15/11	1,000,000	1,041,239
Canadian National Railway Co., Sr. Unsecured, 5.85%, 11/15/17	500,000	563,778
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	250,000	282,671

TOTAL TRANSPORTATION		$1,887,688

TOTAL CORPORATE BONDS (COST $70,945,128)		$73,178,513
ENHANCED EQUIPMENT TRUST CERTIFICATES - 1.9%
AIRLINES - 1.9%
American Airlines 2011-1, Class A Pass-Through Trust, Series A, Secured, 5.25%, 7/31/21	500,000	503,437
Continental Airlines, Inc., Series A, Pass-Thru Certificates, 7.25%, 11/10/19	243,094	270,746
Delta Air Lines, Inc., Series A, Pass-Thru Certificates, 7.75%, 12/17/19	488,103	548,506
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates, 6.82%, 8/10/22	812,558	872,992

TOTAL AIRLINES		$2,195,681

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $2,032,786)		$2,195,681
GOVERNMENT AGENCY - 0.9%
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.9%
2.42%, 2/10/11	1,000,000	1,010,440

TOTAL GOVERNMENT AGENCY (COST $1,015,000)		$1,010,440
MORTGAGE-BACKED SECURITIES - 18.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 8.3%
Pool A18401, 6.00%, 2/01/34	186,477	204,915
Pool C90293, 7.50%, 9/01/19	303,250	348,434
Pool C90504, 6.50%, 12/01/21	120,994	136,455
Pool E76204, 5.50%, 4/01/14	1,547	1,667
Pool E83022, 6.00%, 4/01/16	69,639	75,822
Pool E92817, 5.00%, 12/01/17	478,254	511,148
Pool G11311, 5.00%, 10/01/17	331,708	354,524
Pool G12709, 5.00%, 7/01/22	3,433,648	3,661,235
Pool G13077, 5.50%, 4/01/23	4,096,450	4,428,519

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$9,722,719
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 9.2%
Pool 254240, 7.00%, 3/01/32	193,204	221,952
Pool 256674, 6.00%, 4/01/37	2,453,683	2,678,655
Pool 303831, 6.00%, 4/01/11	1,063	1,070
Pool 313224, 7.00%, 12/01/11	7,008	7,107
Pool 424286, 6.50%, 6/01/13	9,674	10,132
Pool 526062, 7.50%, 12/01/29	20,677	23,709
Pool 619054, 5.50%, 2/01/17	224,887	244,452
Pool 832365, 5.50%, 8/01/20	2,294,634	2,488,530
Pool 838741, 5.00%, 9/01/20	2,091,576	2,235,698
Pool 839291, 5.00%, 9/01/20	44,238	47,287
Pool AE2520, 3.00%, 1/01/26	2,984,312	2,919,683

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$10,878,275
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.7%
Pool 2616, 7.00%, 7/20/28	114,862	133,152
Pool 2701, 6.50%, 1/20/29	220,872	253,300
Pool 426727, 7.00%, 2/15/29	24,093	27,916
Pool 780825, 6.50%, 7/15/28	235,846	271,355
Pool 781231, 7.00%, 12/15/30	107,010	124,374

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$810,097

TOTAL MORTGAGE-BACKED SECURITIES (COST $20,113,330)		$21,411,091
U.S. TREASURY - 4.8%
INFLATION INDEXED BONDS - 1.2%
1.25%, 7/15/20	500,000	514,500
1.63%, 1/15/15	500,000	619,228
3.00%, 7/15/12	180,000	233,403

TOTAL INFLATION INDEXED BONDS		$1,367,131
U.S. TREASURY NOTE - 3.6%
1.88%, 6/30/15	500,000	504,375
2.63%, 11/15/20	4,000,000	3,748,750

TOTAL U.S. TREASURY NOTE		$4,253,125

TOTAL U.S. TREASURY (COST $5,590,853)		$5,620,256
REPURCHASE AGREEMENT - 0.5%
Credit Suisse First Boston LLC, 0.21%, dated 01/31/11, due 02/01/11, repurchase price $575,023, collateralized by a U.S. Treasury Security 0.88%, maturing 01/31/12; total market value of $588,428.	575,023	575,023

TOTAL REPURCHASE AGREEMENT (COST $575,023)		$575,023

TOTAL INVESTMENTS IN SECURITIES- 97.7% (COST $111,321,016)		$115,037,186

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 0.1%
REPURCHASE AGREEMENT - 0.1%
Mizuho Securities, Inc., 0.24%, dated 01/31/11, due 02/01/11, repurchase price $125,001, collateralized by U.S. Government Securities 3.35% to 8.50%, maturing 11/01/22 to 09/01/40; total market value of $127,500.	125,000	125,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $125,000)		$125,000

TOTAL INVESTMENTS - 97.8% (COST $111,446,016)		$115,162,186
COLLATERAL FOR SECURITIES ON LOAN - (0.1%)		(125,000)
OTHER ASSETS LESS LIABILITIES - 2.3%		2,701,034

TOTAL NET ASSETS - 100.0%		$117,738,220

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $3,716,170. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $4,315,798 and net unrealized depreciation from investments for those securities having an excess of cost over value of $599,628.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset Backed Securities	$—	$2,516,651	$—	$2,516,651
Collateralized Mortgage Obligations	—	8,529,531	—	8,529,531
Corporate Bonds	—	73,178,513	—	73,178,513
Enhanced Equipment Trust Certificates	—	2,195,681	—	2,195,681
Government Agency	—	1,010,440	—	1,010,440
Mortgage-Backed Securities	—	21,411,091	—	21,411,091
U.S. Treasury	—	5,620,256	—	5,620,256
Repurchase Agreements	—	700,023	—	700,023

Total	$—	$115,162,186	$—	$115,162,186

MTB Income Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Par Value	Value
ASSET BACKED SECURITIES - 1.5%
FINANCIAL SERVICES - 1.5%
Hyundai Auto Receivables Trust, Series 2011-A, Class A2, 0.69%, 11/15/13	1,500,000	1,500,953
[6,7]LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26	1,386,508	1,432,003

TOTAL FINANCIAL SERVICES		$2,932,956

TOTAL ASSET BACKED SECURITIES (COST $2,886,409)		$2,932,956
COLLATERALIZED MORTGAGE OBLIGATIONS - 6.9%
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 3.1%
[6,7]American Tower Trust, Series 2007-1A, Class AFX, 5.42%, 4/15/37	1,000,000	1,087,930
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.63%, 4/10/49	1,500,000	1,580,557
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A2, 5.61%, 5/12/39	1,404,308	1,482,037
Morgan Stanley Capital I, Series 2004-IQ7, Class A4, 5.40%, 6/15/38	1,000,000	1,083,560
Morgan Stanley Capital I, Series 2005-T19, Class AAB, 4.85%, 6/12/47	851,107	889,735

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)		$6,123,819
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 0.0%**
Series 1920, Class H, 7.00%, 1/15/12	44,020	45,034
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 0.0%**
Series 1988-23, Class C, 9.75%, 9/25/18	10,778	12,185
WHOLE LOAN - 3.8%
[1]Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A1, 3.00%, 2/25/11	501,812	471,594
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-8, Class 2A1, 4.50%, 6/25/19	2,619,988	2,699,866
GSR Mortgage Loan Trust,
Series 2006-2F, Class 2A15, 5.75%, 2/25/36	193,114	195,344
[1]Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1, 5.06%, 2/25/11	1,437,738	1,293,578
Morgan Stanley Mortgage Loan Trust,
Series 2004-1, Class 1A8, 4.75%, 11/25/18	157,301	158,152
WaMu Mortgage Pass-Through Certificates,
Series 2004-CB1, Class 1A, 5.25%, 6/25/19	2,767,229	2,891,911

TOTAL WHOLE LOAN		$7,710,445

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $13,427,551)		$13,891,483
CORPORATE BONDS - 62.6%
AEROSPACE & DEFENSE - 0.8%
[6,7]BAE Systems Holdings, Inc., Company Guaranteed, 6.38%, 6/01/19	500,000	555,561
L-3 Communications Corp., Company Guaranteed, 4.75%, 7/15/20	500,000	497,880
Raytheon Co., Sr. Unsecured, 3.13%, 10/15/20	500,000	459,540

TOTAL AEROSPACE & DEFENSE		$1,512,981
APPAREL - 0.0%**
[6,7]Hanesbrands, Inc., Company Guaranteed, 6.38%, 12/15/20	100,000	96,750
AUTO MANUFACTURERS - 0.3%
Daimler Finance North America LLC, Company Guaranteed, MTN, 5.75%, 9/08/11	500,000	515,524
BANKS - 11.4%
[6,7]ABN Amro Bank NV, Sr. Unsecured, 3.00%, 1/31/14	500,000	502,250
[6,7]Ally Financial, Inc., Company Guaranteed, 6.25%, 12/01/17	1,500,000	1,552,500
Ally Financial, Inc., Company Guaranteed, 8.00%, 3/15/20	250,000	283,125
[6,7]Ally Financial, Inc., Company Guaranteed, 7.50%, 9/15/20	500,000	546,250
Bank of America Corp., Subordinated, 7.13%, 10/15/11	200,000	208,673
Bank of America Corp., Sr. Unsecured, 4.50%, 4/01/15	500,000	520,373
Bank of America Corp., Unsecured, 6.50%, 8/01/16	1,250,000	1,378,766
[6,7]Bank of New York Institutional Capital Trust A, Limited Guarantee, 7.78%, 12/01/26	1,500,000	1,479,105
[1]BankBoston Capital Trust III, Limited Guarantee, 1.05%, 3/15/11	900,000	653,254
BB&T Corp., Sr. Unsecured, MTN, 3.85%, 7/27/12	1,000,000	1,041,838
BB&T Corp., Subordinated, 4.75%, 10/01/12	500,000	527,011
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	250,000	288,131
Citigroup, Inc., Sr. Unsecured, 5.50%, 4/11/13	1,000,000	1,071,523
Citigroup, Inc., Sr. Unsecured, 5.50%, 10/15/14	500,000	543,696
Citigroup, Inc., Sr. Unsecured, 4.75%, 5/19/15	500,000	529,164
Citigroup, Inc., Unsecured, 8.50%, 5/22/19	1,000,000	1,225,793
Credit Suisse, Sr. Unsecured, 5.50%, 5/01/14	1,000,000	1,100,979
Credit Suisse, Sr. Unsecured, 5.30%, 8/13/19	250,000	262,001
Credit Suisse AG, Subordinated, 5.40%, 1/14/20	500,000	507,005
Discover Bank, Subordinated, 7.00%, 4/15/20	1,000,000	1,096,752
Fifth Third Bancorp, Sr. Unsecured, 3.63%, 1/25/16	500,000	502,921
[12]Goldman Sachs Group, Inc., Sr. Unsecured, 5.25%, 4/01/13	1,000,000	1,077,510
Goldman Sachs Group, Inc., Sr. Unsecured, MTN, 6.00%, 5/01/14	500,000	555,802
JPMorgan Chase & Co., Sr. Unsecured, 3.40%, 6/24/15	500,000	511,017
JPMorgan Chase & Co., Sr. Unsecured, 2.60%, 1/15/16	500,000	488,453
JPMorgan Chase & Co., Sr. Unsecured, 4.40%, 7/22/20	500,000	491,403
JPMorgan Chase & Co., Sr. Unsecured, 4.25%, 10/15/20	500,000	481,616
National City Corp., Sr. Unsecured, 4.90%, 1/15/15	1,000,000	1,074,569
PNC Bank NA, Subordinated, BKNT, 6.88%, 4/01/18	500,000	580,310
State Street Corp., Sr. Unsecured, 4.30%, 5/30/14	250,000	268,713
U.S. Bancorp, Jr. Subordinated, 3.44%, 2/01/16	1,000,000	1,008,031
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	405,967	421,790

TOTAL BANKS		$22,780,324
BEVERAGES - 1.1%
Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 5.38%, 1/15/20	1,000,000	1,082,567

Anheuser-Busch InBev Worldwide, Inc., Company Guaranteed, 4.38%, 2/15/21	500,000	501,412
Coca-Cola Enterprises, Inc., Sr. Unsecured, 3.50%, 9/15/20	500,000	471,900
Diageo Finance BV, Company Guaranteed, 3.25%, 1/15/15	250,000	259,729

TOTAL BEVERAGES		$2,315,608
BUILDING MATERIALS - 0.8%
CRH America, Inc., Company Guaranteed, 5.75%, 1/15/21	500,000	502,302
Masco Corp., Sr. Unsecured, 6.13%, 10/03/16	1,000,000	1,026,135

TOTAL BUILDING MATERIALS		$1,528,437
CAPITAL MARKETS - 2.9%
Jefferies Group, Inc., Sr. Unsecured, 8.50%, 7/15/19	1,450,000	1,693,458
Jefferies Group, Inc., Sr. Unsecured, 6.88%, 4/15/21	500,000	527,969
JPMorgan Chase Capital XVIII, Series R, Limited Guarantee, 6.95%, 8/17/36	1,000,000	1,029,036
Morgan Stanley, Sr. Unsecured, 5.75%, 1/25/21	1,000,000	1,011,577
Morgan Stanley, Series G, Sr. Unsecured, MTN, 5.50%, 1/26/20	1,500,000	1,494,599

TOTAL CAPITAL MARKETS		$5,756,639
CHEMICALS - 1.0%
Airgas, Inc., Sr. Unsecured, 3.25%, 10/01/15	500,000	501,197
Dow Chemical Co., Sr. Unsecured, 8.55%, 5/15/19	500,000	626,624
Dow Chemical Co., Sr. Unsecured, 9.40%, 5/15/39	250,000	359,017
Potash Corp. of Saskatchewan, Inc., Sr. Unsecured, 4.88%, 3/30/20	500,000	520,970

TOTAL CHEMICALS		$2,007,808
COMMERCIAL SERVICES - 0.8%
Board of Trustees of The Leland Stanford Junior University, Bonds, 4.75%, 5/01/19	500,000	538,692
Iron Mountain, Inc., Company Guaranteed, 8.00%, 6/15/20	1,000,000	1,071,250

TOTAL COMMERCIAL SERVICES		$1,609,942
COMPUTERS - 0.6%
[12]Dell, Inc., Sr. Unsecured, 2.30%, 9/10/15	275,000	270,579
Hewlett-Packard Co., Sr. Unsecured, 2.20%, 12/01/15	500,000	495,784
Hewlett-Packard Co., Sr. Unsecured, 3.75%, 12/01/20	500,000	484,041

TOTAL COMPUTERS		$1,250,404
COSMETICS/PERSONAL CARE - 0.2%
Colgate-Palmolive Co., Sr. Unsecured, MTN, 2.95%, 11/01/20	500,000	469,222
DIVERSIFIED FINANCIAL SERVICES - 7.0%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	1,000,000	1,085,160
[6,7]ASIF Global Financing XIX, Sr. Secured, 4.90%, 1/17/13	1,175,000	1,235,953
[6,7]Cantor Fitzgerald LP, Notes, 6.38%, 6/26/15	1,000,000	1,013,521
Capital One Bank USA NA, Subordinated, 8.80%, 7/15/19	500,000	620,036
Charles Schwab Corp., Sr. Unsecured, 4.45%, 7/22/20	250,000	252,547
[6,7]Crown Castle Towers LLC, Sr. Secured, 4.17%, 8/15/17	2,000,000	1,982,500
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	1,000,000	930,082
Ford Motor Credit Co. LLC, Sr. Unsecured, 8.70%, 10/01/14	500,000	575,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 7.00%, 4/15/15	250,000	275,000
Ford Motor Credit Co. LLC, Sr. Unsecured, 6.63%, 8/15/17	250,000	267,500
[6,7]Harley-Davidson Funding Corp., Company Guaranteed, 5.75%, 12/15/14	500,000	532,378
International Lease Finance Corp., Sr. Unsecured, 5.35%, 3/01/12	1,000,000	1,028,750
International Lease Finance Corp., Sr. Unsecured, 5.88%, 5/01/13	1,150,000	1,193,125
MBNA Capital, Series A, Limited Guarantee, 8.28%, 12/01/26	1,000,000	1,022,500
SLM Corp., Sr. Unsecured, 5.45%, 4/25/11	1,000,000	1,005,074
SLM Corp., Sr. Notes, MTN, 6.25%, 1/25/16	400,000	402,970
TD Ameritrade Holding Corp., Company Guaranteed, 2.95%, 12/01/12	500,000	511,573

TOTAL DIVERSIFIED FINANCIAL SERVICES		$13,933,669
ELECTRIC - 2.2%
CenterPoint Energy, Inc., Series B, Sr. Unsecured, 6.85%, 6/01/15	1,250,000	1,419,766
CenterPoint Energy, Inc., Sr. Unsecured, 6.50%, 5/01/18	125,000	141,137
DTE Energy Co., Sr. Unsecured, 7.63%, 5/15/14	250,000	286,697
Duke Energy Corp., Sr. Unsecured, 6.30%, 2/01/14	250,000	280,171
Exelon Generation Co. LLC, Sr. Unsecured, 6.25%, 10/01/39	500,000	493,238
Progress Energy, Inc., Sr. Unsecured, 6.05%, 3/15/14	1,000,000	1,115,943
Virginia Electric and Power Co., Sr. Unsecured, 8.88%, 11/15/38	500,000	725,182

TOTAL ELECTRIC		$4,462,134
ELECTRICAL COMPONENTS & EQUIPMENT - 0.1%
Emerson Electric Co., Sr. Unsecured, 6.13%, 4/15/39	200,000	221,518
ELECTRONICS - 0.1%
Agilent Technologies, Inc., Sr. Unsecured, 5.00%, 7/15/20	250,000	254,578
ENERGY EQUIPMENT & SERVICES - 0.8%
National Oilwell Varco, Inc., Sr. Unsecured, 5.65%, 11/15/12	1,500,000	1,610,238
FOOD - 2.0%
General Mills, Inc., Sr. Unsecured, 5.65%, 2/15/19	250,000	279,133
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	129,000	133,778
Kraft Foods, Inc., Sr. Unsecured, 6.50%, 2/09/40	1,500,000	1,599,059
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	250,000	261,874
Kroger Co., Company Guaranteed, 8.00%, 9/15/29	500,000	614,249
McCormick & Co., Inc., Sr. Unsecured, 5.75%, 12/15/17	500,000	571,267
[6,7]WM Wrigley Jr. Co., Sr. Secured, 3.70%, 6/30/14	500,000	511,385

TOTAL FOOD		$3,970,745
HEALTHCARE PROVIDERS & SERVICES - 0.1%
Cigna Corp., Sr. Unsecured, 5.13%, 6/15/20	250,000	262,835
HOME BUILDERS - 0.2%
Ryland Group, Inc., Company Guaranteed, 6.63%, 5/01/20	500,000	495,000
HOTELS, RESTAURANTS & LEISURE - 0.3%
[6,7]Hyatt Hotels Corp., Sr. Unsecured, 6.88%, 8/15/19	500,000	537,809
INSURANCE - 3.9%
Hartford Financial Services Group, Inc., Sr. Unsecured, 4.75%, 3/01/14	1,000,000	1,056,565
Lincoln National Corp., Sr. Unsecured, 4.30%, 6/15/15	1,500,000	1,565,330
MetLife, Inc., Sr. Unsecured, 4.75%, 2/08/21	500,000	511,209
[6,7]Metropolitan Life Global Funding I, Sr. Secured, 2.50%, 1/11/13	500,000	509,638
Prudential Financial, Inc., Sr. Unsecured, MTN, 3.88%, 1/14/15	500,000	519,423
Prudential Financial, Inc., Sr. Unsecured, 6.20%, 1/15/15	500,000	556,627
Prudential Financial, Inc., Sr. Unsecured, MTN, 4.75%, 9/17/15	1,000,000	1,071,622

RenRe North America Holdings, Inc., Company Guaranteed, 5.75%, 3/15/20	2,000,000	2,023,425

TOTAL INSURANCE		$7,813,839
INTERNET - 0.4%
eBay, Inc., Sr. Unsecured, 1.63%, 10/15/15	500,000	483,434
eBay, Inc., Sr. Unsecured, 3.25%, 10/15/20	500,000	459,229

TOTAL INTERNET		$942,663
IRON/STEEL - 1.7%
Allegheny Technologies, Inc., Sr. Unsecured, 5.95%, 1/15/21	975,000	1,022,043
ArcelorMittal, Sr. Unsecured, 7.00%, 10/15/39	2,000,000	2,060,192
Cliffs Natural Resources, Inc., Sr. Unsecured, 4.80%, 10/01/20	500,000	489,906

TOTAL IRON/STEEL		$3,572,141
MEDIA - 4.1%
Comcast Corp., Company Guaranteed, 5.90%, 3/15/16	1,000,000	1,123,461
Comcast Corp., Company Guaranteed, 5.70%, 7/01/19	1,500,000	1,642,009
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 5.88%, 10/01/19	1,000,000	1,090,605
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 4.60%, 2/15/21	1,000,000	983,583
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., Company Guaranteed, 6.00%, 8/15/40	500,000	492,268
News America, Inc., Company Guaranteed, 6.90%, 8/15/39	500,000	559,105
Time Warner Cable, Inc., Company Guaranteed, 8.25%, 4/01/19	1,000,000	1,242,425
Viacom, Inc., Sr. Unsecured, 5.63%, 9/15/19	1,000,000	1,112,373

TOTAL MEDIA		$8,245,829
METALS & MINING - 1.5%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	750,000	995,818
Vale Overseas Ltd., Company Guaranteed, 5.63%, 9/15/19	500,000	531,664
Xstrata Canada Corp., Company Guaranteed, 7.25%, 7/15/12	800,000	860,138
[6,7]Xstrata Finance Canada Ltd., Company Guaranteed, 6.90%, 11/15/37	500,000	545,386

TOTAL METALS & MINING		$2,933,006
MISCELLANEOUS MANUFACTURING - 0.8%
GE Capital Trust I, Subordinated, 6.38%, 11/15/67	1,000,000	1,012,500
Tyco Electronics Group SA, Company Guaranteed, 4.88%, 1/15/21	500,000	512,675

TOTAL MISCELLANEOUS MANUFACTURING		$1,525,175
MULTI-UTILITIES - 0.3%
Dominion Resources, Inc., Series A, Sr. Unsecured, 5.60%, 11/15/16	500,000	566,707
OFFICE/BUSINESS EQUIPMENT - 1.4%
Steelcase, Inc., Sr. Notes, 6.38%, 2/15/21	500,000	508,841
Xerox Corp., Sr. Unsecured, 6.40%, 3/15/16	2,000,000	2,291,621

TOTAL OFFICE/BUSINESS EQUIPMENT		$2,800,462
OIL & GAS - 4.8%
Anadarko Petroleum Corp., Sr. Unsecured, 5.75%, 6/15/14	250,000	272,914
Enterprise Products Operating LLC, Series B, Company Guaranteed, 7.03%, 1/15/68	1,000,000	1,048,253
[6,7]Nabors Industries, Inc., Company Guaranteed, 5.00%, 9/15/20	250,000	245,584
Noble Holding International Ltd., Company Guaranteed, 6.05%, 3/01/41	500,000	496,945
Petrobras International Finance Co. - Pifco, Company Guaranteed, 5.38%, 1/27/21	250,000	252,686
Petrobras International Finance Co. - Pifco, Company Guaranteed, 6.75%, 1/27/41	375,000	380,007
[6,7]Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsecured, 9.75%, 8/14/19	1,000,000	1,220,000
Pioneer Natural Resources Co., Sr. Unsecured, 6.88%, 5/01/18	1,000,000	1,080,816
Pride International, Inc., Sr. Unsecured, 6.88%, 8/15/20	250,000	272,813
Pride International, Inc., Sr. Unsecured, 7.88%, 8/15/40	250,000	281,250
Rowan Cos., Inc., Sr. Unsecured, 7.88%, 8/01/19	500,000	589,230
Sempra Energy, Sr. Unsecured, 6.50%, 6/01/16	500,000	579,626
Stone Energy Corp., Company Guaranteed, 8.63%, 2/01/17	1,000,000	1,035,000
Transocean, Inc., Company Guaranteed, 6.50%, 11/15/20	1,000,000	1,087,802
Valero Energy Corp., Company Guaranteed, 10.50%, 3/15/39	500,000	702,521

TOTAL OIL & GAS		$9,545,447
OIL & GAS FIELD SERVICES - 0.7%
NuStar Pipeline Operating Partnership, LP, Company Guaranteed, 5.88%, 6/01/13	1,250,000	1,354,233
PIPELINES - 1.3%
Kinder Morgan Energy Partners LP, Sr. Unsecured, 6.85%, 2/15/20	500,000	577,624
Plains All American Pipeline LP / PAA Finance Corp., Company Guaranteed, 5.00%, 2/01/21	500,000	503,168
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 3.90%, 4/15/15	1,000,000	993,527
[6,7]Rockies Express Pipeline LLC, Sr. Unsecured, 5.63%, 4/15/20	500,000	487,476

TOTAL PIPELINES		$2,561,795
REAL ESTATE INVESTMENT TRUSTS (REIT) - 4.1%
[12]AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.95%, 1/15/21	250,000	241,211
Boston Properties LP, Sr. Unsecured, 5.00%, 6/01/15	650,000	701,472
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	1,000,000	1,090,918
Boston Properties LP, Sr. Unsecured, 4.13%, 5/15/21	250,000	239,777
CommonWealth REIT, Sr. Unsecured, 6.65%, 1/15/18	500,000	530,189
CommonWealth REIT, Sr. Unsecured, 5.88%, 9/15/20	500,000	489,628
HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	225,000	231,914
HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	200,000	201,648
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	1,000,000	1,016,191
Health Care REIT, Inc., Sr. Unsecured, 4.95%, 1/15/21	1,000,000	975,524
Healthcare Realty Trust, Inc., Sr. Unsecured, 6.50%, 1/17/17	569,000	624,075
Mack-Cali Realty LP, Sr. Unsecured, 7.75%, 8/15/19	250,000	294,522
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	500,000	543,787
Vornado Realty LP, Sr. Unsecured, 4.25%, 4/01/15	1,000,000	1,022,197

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		$8,203,053
RETAIL - 2.0%
CVS Caremark Corp., Sr. Unsecured, 4.75%, 5/18/20	500,000	515,607
Home Depot, Inc., Sr. Unsecured, 5.20%, 3/01/11	500,000	501,831
McDonald’s Corp., Sr. Unsecured, MTN, 6.30%, 3/01/38	500,000	572,280
O’Reilly Automotive, Inc., Company Guaranteed, 4.88%, 1/14/21	500,000	497,160
Staples, Inc., Company Guaranteed, 7.75%, 4/01/11	1,000,000	1,011,949
Yum! Brands, Inc., Sr. Unsecured, 8.88%, 4/15/11	802,000	815,447

TOTAL RETAIL		$3,914,274
TELECOMMUNICATIONS - 1.5%
American Tower Corp., Sr. Unsecured, 4.63%, 4/01/15	250,000	262,572

American Tower Corp., Sr. Unsecured, 5.05%, 9/01/20	500,000	493,125
AT&T, Inc., Sr. Unsecured, 6.70%, 11/15/13	1,000,000	1,138,700
Qwest Communications International, Inc., Company Guaranteed, 7.13%, 4/01/18	1,000,000	1,085,000

TOTAL TELECOMMUNICATIONS		$2,979,397
TRANSPORTATION - 1.4%
Burlington Northern Santa Fe LLC, Sr. Unsecured, 6.20%, 8/15/36	1,000,000	1,059,168
Canadian National Railway Co., Sr. Unsecured, 6.38%, 10/15/11	500,000	520,619
Norfolk Southern Corp., Sr. Unsecured, 5.90%, 6/15/19	250,000	285,097
Union Pacific Corp., Sr. Unsecured, 5.75%, 11/15/17	900,000	1,017,616

TOTAL TRANSPORTATION		$2,882,500

TOTAL CORPORATE BONDS (COST $119,039,858)		$125,432,686
ENHANCED EQUIPMENT TRUST CERTIFICATES - 1.1%
AIRLINES - 1.1%
American Airlines 2011-1 Class A Pass-Through Trust, Series A, Secured, 5.25%, 7/31/21	500,000	503,437
Continental Airlines, Inc., Series A, Pass-Thru Certificates, 7.25%, 11/10/19	243,094	270,745
Delta Air Lines, Inc., Series A, Pass-Thru Certificates, 7.75%, 12/17/19	488,103	548,506
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates, 6.82%, 8/10/22	406,279	436,496
United Air Lines, Inc., Pass-Thru Certificates, 9.75%, 1/15/17	461,426	536,408

TOTAL AIRLINES		$2,295,592

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $2,098,902)		$2,295,592
MORTGAGE-BACKED SECURITIES - 20.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 12.6%
Pool A13990, 4.50%, 10/01/33	244,968	252,493
Pool A83578, 5.00%, 12/01/38	488,625	512,247
Pool A93505, 4.50%, 8/01/40	9,278,635	9,482,475
Pool B17616, 5.50%, 1/01/20	328,176	356,318
Pool C00478, 8.50%, 9/01/26	35,287	40,553
Pool C01272, 6.00%, 12/01/31	174,145	192,452
Pool E00560, 6.00%, 7/01/13	53,509	57,090
Pool G02296, 5.00%, 6/01/36	1,895,055	1,996,737
Pool G02976, 5.50%, 6/01/37	1,416,178	1,515,355
Pool G02988, 6.00%, 5/01/37	1,320,974	1,440,027
Pool G03703, 5.50%, 12/01/37	673,403	720,562
Pool G04338, 5.50%, 5/01/38	6,529,540	6,974,569
Pool G04776, 5.50%, 7/01/38	993,873	1,061,611
Pool G12709, 5.00%, 7/01/22	527,672	562,646

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$25,165,135
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 7.4%
Pool 254007, 6.50%, 10/01/31	81,967	92,858
Pool 254759, 4.50%, 6/01/18	447,686	474,799
Pool 329794, 7.00%, 2/01/26	85,206	97,198
Pool 346537, 6.00%, 5/01/11	8,132	8,202
Pool 398162, 6.50%, 1/01/28	24,671	27,872
Pool 402255, 6.50%, 12/01/27	8,562	9,668
Pool 535939, 6.00%, 5/01/16	151,687	165,548
Pool 638023, 6.50%, 4/01/32	231,560	262,328
Pool 642345, 6.50%, 5/01/32	201,085	227,804
Pool 651292, 6.50%, 7/01/32	277,411	314,272
Pool 686398, 6.00%, 3/01/33	459,429	507,296
Pool 688987, 6.00%, 5/01/33	555,385	613,249
Pool 695818, 5.00%, 4/01/18	736,050	790,219
Pool 889982, 5.50%, 11/01/38	1,866,234	1,998,853
Pool 889995, 5.50%, 9/01/38	2,632,806	2,819,899
Pool 975207, 5.00%, 3/01/23	549,877	586,048
Pool AB1796, 3.50%, 11/01/40	2,987,333	2,848,889
Pool AE2520, 3.00%, 1/01/26	2,984,312	2,919,683

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$14,764,685
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 0.3%
Pool 2077, 7.00%, 9/20/25	29,196	33,810
Pool 354677, 7.50%, 10/15/23	73,908	85,336
Pool 354713, 7.50%, 12/15/23	38,836	44,980
Pool 354765, 7.00%, 2/15/24	85,389	98,586
Pool 354827, 7.00%, 5/15/24	89,269	103,065
Pool 360869, 7.50%, 5/15/24	33,832	39,184
Pool 361843, 7.50%, 10/15/24	63,309	73,325
Pool 373335, 7.50%, 5/15/22	26,949	31,117
Pool 385623, 7.00%, 5/15/24	80,743	93,221
Pool 503405, 6.50%, 4/15/29	125,517	143,865

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$746,489

TOTAL MORTGAGE-BACKED SECURITIES (COST $39,571,081)		$40,676,309
U.S. TREASURY - 4.8%
INFLATION INDEXED BONDS - 0.1%
2.00%, 1/15/14	100,000	128,370
U.S. TREASURY NOTE - 4.7%
1.25%, 9/30/15	1,000,000	975,313
1.75%, 7/31/15	500,000	500,781
2.25%, 1/31/15	1,000,000	1,030,938
2.50%, 4/30/15	1,000,000	1,037,812
2.63%, 6/30/14	1,300,000	1,363,984
2.63%, 7/31/14	1,000,000	1,048,906
2.63%, 12/31/14	1,000,000	1,046,563
2.63%, 11/15/20	2,000,000	1,874,375
3.75%, 11/15/18	500,000	530,938

TOTAL U.S. TREASURY NOTE		$9,409,610

TOTAL U.S. TREASURY (COST $9,371,203)		$9,537,980
MONEY MARKET FUND - 0.8%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.14%	1,678,823	1,678,823

TOTAL MONEY MARKET FUND (COST $1,678,823)		$1,678,823
REPURCHASE AGREEMENT - 1.5%
Credit Suisse First Boston LLC, 0.21%, dated 01/31/11, due 02/01/11, repurchase price $2,928,500, collateralized by a U.S. Treasury Security 0.88%, maturing 01/31/12; total market value of $2,987,404.	2,928,483	2,928,483

TOTAL REPURCHASE AGREEMENT (COST $2,928,483)		$2,928,483

TOTAL INVESTMENTS IN SECURITIES- 99.5% (COST $191,002,310)		$199,374,312

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 0.4%
REPURCHASE AGREEMENT - 0.4%
Mizuho Securities, Inc., 0.24%, dated 01/31/11, due 02/01/11, repurchase price $835,006, collateralized by U.S. Government Securities 3.35% to 8.50%, maturing 11/01/22 to 09/01/40; total market value of $851,700.	835,000	835,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $835,000)		$835,000

TOTAL INVESTMENTS - 99.9% (COST $191,837,310)		$200,209,312
COLLATERAL FOR SECURITIES ON LOAN - (0.4%)		(835,000)
OTHER ASSETS LESS LIABILITIES - 0.5%		909,128

TOTAL NET ASSETS - 100.0%		$200,283,440

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $8,372,002. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $9,754,660 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,382,658.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset Backed Securities	$—	$2,932,956	$—	$2,932,956
Collateralized Mortgage Obligations	—	13,891,483	—	13,891,483
Corporate Bonds	—	125,432,686	—	125,432,686
Enhanced Equipment Trust Certificates	—	2,295,592	—	2,295,592
Mortgage-Backed Securities	—	40,676,309	—	40,676,309
U.S. Treasury	—	9,537,980	—	9,537,980
Money Market Fund	1,678,823	—	—	1,678,823
Repurchase Agreements	—	3,763,483	—	3,763,483

Total	$1,678,823	$198,530,489	$—	$200,209,312

MTB Strategic Allocation Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Number of Shares	Value
MUTUAL FUNDS - 77.2%
CLOSED-END FUNDS - 1.0%
Alpine Global Premier Properties Fund	54,236	$378,025
ING Clarion Global Real Estate Income Fund	48,895	395,561

TOTAL CLOSED-END FUNDS		$773,586
DEBT FUNDS - 10.0%
Artio Global High Income Fund	73,893	768,483
Dreyfus International Bond Fund	142,634	2,329,219
MFS Emerging Markets Debt Fund	100,186	1,438,668
RidgeWorth Seix Floating Rate High Income Fund	338,474	3,063,193

TOTAL DEBT FUNDS		$7,599,563
EQUITY FUNDS - 66.2%
Alpine International Real Estate Equity Fund	53,333	1,330,665
Guinness Atkinson Funds - China & Hong Kong Fund	18,760	728,256
Harbor International Fund	25,366	1,557,196
iShares Russell 1000 Value Index Fund	34,992	2,319,270
Lazard Emerging Markets Equity Portfolio	105,612	2,175,600
LSV Value Equity Fund	280,005	3,908,876
Mainstay Epoch Global Equity Yield Fund	60,838	910,750
9MTB International Equity Fund	1,439,804	13,246,199
9MTB Large Cap Growth Fund	958,324	8,548,250
9MTB Large Cap Value Fund	548,872	5,883,908
9MTB Mid Cap Growth Fund	220,881	3,319,839
9MTB Small Cap Growth Fund	156,825	2,606,434
RS Global Natural Resources Fund	40,286	1,538,538
12SPDR S&P Dividend ETF	43,587	2,273,934

TOTAL EQUITY FUNDS		$50,347,715

TOTAL MUTUAL FUNDS (COST $51,000,844)		$58,720,864

	Par Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.1%
Series 2003-2686, Class GB 5.00%, 5/15/20	111,972	113,109
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.4%
Series 1988-23, Class C, 9.75%, 9/25/18	3,592	4,062
[x]Series 2007-35, Class DH, 5.00%, 9/25/33	245,561	260,968

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		265,030
WHOLE LOAN - 0.3%
[1]Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.00%, 2/25/11	101,085	94,997
[1]Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 5.06%, 2/25/11	71,887	64,679
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8, 4.75%, 11/25/18	35,750	35,944

TOTAL WHOLE LOAN		195,620

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $568,994)		573,759
CORPORATE BONDS - 5.3%
AGRICULTURE - 0.3%
Archer-Daniels-Midland Co., Sr. Unsecured, 5.94%, 10/01/32	200,000	212,154
AUTO MANUFACTURERS - 0.3%
[x]Daimler Finance North America LLC, Company Guaranteed, MTN, 5.75%, 9/08/11	200,000	206,210
BANKS - 1.4%
[1]BankBoston Capital Trust III, Limited Guarantee, 1.05%, 3/15/11	170,000	123,392
BB&T Corp., Subordinated, 4.75%, 10/01/12	150,000	158,103
Capital One Financial Corp., Sr. Unsecured, 7.38%, 5/23/14	100,000	115,252
Goldman Sachs Group, Inc., Sr. Unsecured, MTN, 6.00%, 5/01/14	70,000	77,812
JPMorgan Chase & Co., Sr. Unsecured, MTN, 2.05%, 1/24/14	200,000	202,077
Morgan Stanley, Sr. Unsecured, MTN, 5.63%, 9/23/19	80,000	80,564
PNC Funding Corp., Bank Guaranteed, MTN, 4.25%, 9/21/15	75,000	79,142
[1]SunTrust Capital III, Limited Guarantee, 0.95%, 3/15/11	152,000	111,588
U.S. Bank NA, Sr. Unsecured, MTN, 5.92%, 5/25/12	81,193	84,358

TOTAL BANKS		1,032,288
CAPITAL MARKETS - 0.1%
Jefferies Group, Inc., Sr. Unsecured, 8.50%, 7/15/19	70,000	81,753
CHEMICALS - 0.1%
Dow Chemical Co., Sr. Unsecured, 9.40%, 5/15/39	60,000	86,164
COMPUTERS - 0.4%
[12]Dell, Inc., Sr. Unsecured, 2.30%, 9/10/15	200,000	196,785
Hewlett-Packard Co., Sr. Unsecured, 4.75%, 6/02/14	80,000	87,802

TOTAL COMPUTERS		284,587
DIVERSIFIED FINANCIAL SERVICES - 0.5%
American Express Credit Corp., Sr. Unsecured, 5.13%, 8/25/14	100,000	108,516
Citigroup, Inc., Sr. Unsecured, 6.00%, 8/15/17	200,000	219,192
[6,7]FMR LLC, Sr. Unsecured, 6.45%, 11/15/39	100,000	93,008

TOTAL DIVERSIFIED FINANCIAL SERVICES		420,716
FOOD - 0.4%
Kraft Foods, Inc., Sr. Unsecured, 5.63%, 11/01/11	13,000	13,481
Kroger Co., Company Guaranteed, 3.90%, 10/01/15	100,000	104,750
[x,6,7]WM Wrigley Jr. Co., Secured, 2.45%, 6/28/12	200,000	201,604

TOTAL FOOD		319,835
METALS & MINING - 0.1%
Rio Tinto Finance USA Ltd., Company Guaranteed, 9.00%, 5/01/19	60,000	79,665
OFFICE/BUSINESS EQUIPMENT - 0.1%
Xerox Corp., Sr. Notes, 5.63%, 12/15/19	100,000	108,183
REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.3%
AvalonBay Communities, Inc., Sr. Unsecured, MTN, 5.70%, 3/15/17	100,000	112,630
Boston Properties LP, Sr. Unsecured, 5.88%, 10/15/19	100,000	109,092
CommonWealth REIT, Sr. Unsecured, 6.65%, 1/15/18	100,000	106,038
Digital Realty Trust LP, Company Guaranteed, 5.88%, 2/01/20	100,000	103,824
HCP, Inc., Sr. Unsecured, 5.38%, 2/01/21	100,000	100,824
[x]HCP, Inc., Sr. Unsecured, MTN, 5.95%, 9/15/11	100,000	103,073
Health Care REIT, Inc., Sr. Unsecured, 4.70%, 9/15/17	100,000	101,619
Healthcare Realty Trust, Inc., Sr. Unsecured, 6.50%, 1/17/17	100,000	109,679
Simon Property Group LP, Sr. Unsecured, 5.65%, 2/01/20	100,000	108,757

TOTAL REAL ESTATE INVESTMENT TRUSTS (REIT)		955,536
RETAIL - 0.3%
Staples, Inc., Company Guaranteed, 7.75%, 4/01/11	100,000	101,195
Yum! Brands, Inc., Sr. Unsecured, 5.30%, 9/15/19	100,000	106,365

TOTAL RETAIL		207,560

TOTAL CORPORATE BONDS (COST $3,976,109)		$3,994,651
ENHANCED EQUIPMENT TRUST CERTIFICATES - 0.2%
AIRLINES - 0.2%
Continental Airlines, Inc., Series A, Pass-Thru Certificates, 7.25%, 11/10/19	77,790	86,639
Delta Air Lines, Inc., Series 071A, Pass-Thru Certificates, 6.82%, 8/10/22	65,005	69,839

TOTAL AIRLINES		156,478

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $142,808)		$156,478
MORTGAGE-BACKED SECURITIES - 5.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.8%
Pool A15865 5.50%, 11/01/33	183,922	197,780
Pool A19412 5.00%, 3/01/34	307,679	324,957
Pool A46082 5.00%, 7/01/35	249,313	263,002
Pool A86166 4.50%, 5/01/39	402,000	410,957
Pool C00478 8.50%, 9/01/26	3,921	4,506
Pool G05774 5.00%, 1/01/40	859,287	900,559

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION		2,101,761
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 2.8%
Pool 533246 7.50%, 4/01/30	34,948	40,050
[x]Pool 797152 5.00%, 11/01/19	245,196	262,858
Pool 868574 5.50%, 4/01/36	244,570	262,867
Pool 889982 5.50%, 11/01/38	1,032,027	1,105,366
Pool 932752 5.00%, 4/01/40	150,703	158,238
Pool MA0563 4.00%, 11/01/30	320,314	324,318

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION		2,153,697
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.2%
Pool 354677 7.50%, 10/15/23	46,468	53,652
Pool 354765 7.00%, 2/15/24	48,729	56,260
Pool 354827 7.00%, 5/15/24	53,562	61,839

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		171,751

TOTAL MORTGAGE-BACKED SECURITIES (COST $4,305,669)		4,427,209
U.S. TREASURY - 6.7%
U.S. TREASURY BOND - 1.4%
4.75%, 2/15/37	96,000	99,570
4.38%, 5/15/40	1,000,000	966,875

TOTAL U.S. TREASURY BOND		$1,066,445
U.S. TREASURY NOTE - 5.3%
4.88%, 6/30/12	170,000	180,771
3.13%, 4/30/13	200,000	211,219
4.00%, 2/15/14	40,000	43,644
2.13%, 5/31/15	1,600,000	1,633,000
4.50%, 2/15/16	200,000	224,594
4.50%, 5/15/17	200,000	223,781
1.88%, 8/31/17	500,000	478,203
3.50%, 5/15/20	1,000,000	1,019,531

TOTAL U.S. TREASURY NOTE		$4,014,743

TOTAL U.S. TREASURY (COST $5,056,547)		5,081,188
MONEY MARKET FUNDS - 4.4%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.14%	15,988	15,989
[8,9]MTB Money Market Fund, Series Institutional I Shares, 0.04%	1,168,483	1,168,483
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.05%	2,148,154	2,148,154

TOTAL MONEY MARKET FUNDS (COST $3,332,626)		$3,332,626

TOTAL INVESTMENTS IN SECURITIES - 100.4% (COST $68,383,597)		$76,286,775
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 1.3%
REPURCHASE AGREEMENTS - 1.3%
Mizuho Securities, Inc., 0.24%, dated 01/31/11, due 02/01/11, repurchase price $363,002, collateralized by U.S. Government Securities 3.35% to 8.50%, maturing 11/01/22 to 09/01/40; total market value of $370,260.	363,000	363,000
RBS Securities, Inc., 0.23%, dated 01/31/11, due 02/01/11, repurchase price $662,004, collateralized by U.S. Government Securities 0.38% to 7.25%, maturing 02/07/11 to 07/15/32; total market value of $675,246.	662,000	662,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,025,000)		$1,025,000

TOTAL INVESTMENTS - 101.7% (COST $69,408,597)		$77,311,775
COLLATERAL FOR SECURITIES ON LOAN - (1.3%)		(1,025,000)
OTHER LIABILITIES LESS ASSETS - (0.4%)		(259,490)

TOTAL NET ASSETS - 100.0%		$76,027,285

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $7,903,178. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $8,304,852 and net unrealized depreciation from investments for those securities having an excess of cost over value of $401,674.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$573,759	$—	$573,759
Corporate Bonds	—	3,994,651	—	3,994,651
Enhanced Equipment Trust Certificates	—	156,478	—	156,478
Mortgage-Backed Securities	—	4,427,209	—	4,427,209
Mutual Funds	58,720,864	—	—	58,720,864
U.S. Treasury	—	5,081,188	—	5,081,188
Money Market Funds	3,332,626	—	—	3,332,626
Repurchase Agreements	—	1,025,000	—	1,025,000

Total	$62,053,490	$15,258,285	$—	$77,311,775

MTB Large Cap Value Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 98.1%
AEROSPACE & DEFENSE - 3.9%
Lockheed Martin Corp.	57,105	$4,545,558
Raytheon Co.	42,300	2,114,577

TOTAL AEROSPACE & DEFENSE		$6,660,135
AUTO MANUFACTURERS - 1.5%
*General Motors Co.	72,000	2,627,280
BANKS - 5.5%
*Citigroup, Inc.	996,300	4,802,166
Wells Fargo & Co.	141,600	4,590,672

TOTAL BANKS		$9,392,838
BIOTECHNOLOGY - 3.8%
*Amgen, Inc.	118,700	6,537,996
DIVERSIFIED FINANCIAL SERVICES - 3.2%
Goldman Sachs Group, Inc.	11,600	1,897,992
JPMorgan Chase & Co.	79,900	3,590,706

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,488,698
ELECTRIC - 1.1%
*NRG Energy, Inc.	90,300	1,873,725
FOOD - 1.4%
Kroger Co.	117,000	2,503,800
INSURANCE - 18.7%
AON Corp.	113,900	5,209,786
*Genworth Financial, Inc.	380,900	5,168,813
Hartford Financial Services Group, Inc.	162,300	4,508,694
Lincoln National Corp.	81,800	2,359,112
Loews Corp.	123,146	4,931,997
MetLife, Inc.	124,600	5,702,942
Unum Group	173,800	4,334,572

TOTAL INSURANCE		$32,215,916
MEDIA - 6.4%
Time Warner, Inc.	119,100	3,745,695
Viacom, Inc.	176,600	7,337,730

TOTAL MEDIA		$11,083,425
METALS & MINING - 8.0%
[12]AngloGold Ashanti Ltd. ADR	155,799	6,705,589
Barrick Gold Corp.	147,600	7,012,476

TOTAL METALS & MINING		$13,718,065
MISCELLANEOUS MANUFACTURING - 1.9%
Ingersoll-Rand PLC	70,850	3,344,120
OFFICE/BUSINESS EQUIPMENT - 1.7%
Pitney Bowes, Inc.	120,510	2,925,983
OIL & GAS - 15.3%
Apache Corp.	64,150	7,656,944
Canadian Natural Resources Ltd.	102,600	4,567,752
Hess Corp.	48,200	4,054,584
Noble Energy, Inc.	38,600	3,516,460
Occidental Petroleum Corp.	44,600	4,311,928
Talisman Energy, Inc.	97,100	2,225,532

TOTAL OIL & GAS		$26,333,200
OIL & GAS SERVICES - 1.1%
Halliburton Co.	40,600	1,827,000
PHARMACEUTICALS - 9.4%
Merck & Co., Inc.	76,900	2,550,773
Pfizer, Inc.	415,600	7,572,232
Sanofi-Aventis SA ADR	175,800	6,049,278

TOTAL PHARMACEUTICALS		$16,172,283
RETAIL - 0.9%
CVS Caremark Corp.	46,800	1,600,560
SOFTWARE - 6.8%
CA, Inc.	368,000	8,758,400
Microsoft Corp.	104,000	2,883,400

TOTAL SOFTWARE		$11,641,800
TELECOMMUNICATIONS - 3.9%
*Motorola Mobility Holdings, Inc.	60,775	1,693,799
*Motorola Solutions, Inc.	128,885	4,996,872

TOTAL TELECOMMUNICATIONS		$6,690,671
TOBACCO - 1.8%
Philip Morris International, Inc.	55,600	3,182,544
TRANSPORTATION - 1.8%
Union Pacific Corp.	32,600	3,084,938

TOTAL COMMON STOCKS (COST $144,696,475)		$168,904,977
MONEY MARKET FUND - 1.2%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.05%	2,085,589	$2,085,589

TOTAL MONEY MARKET FUND (COST $2,085,589)		$2,085,589

TOTAL INVESTMENTS IN SECURITIES - 99.4% (COST $146,782,064)		$170,990,566

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 1.4%
REPURCHASE AGREEMENTS
Barclays Capital Inc., 0.21%, dated 01/31/11, due 02/01/11, repurchase price $2,206,383, collateralized by U.S. Government Securities 0.00% to 4.75%, maturing 01/31/12 to 11/15/25; total market value of $2,250,498.	$2,206,370	2,206,370

Barclays Capital Inc., 0.25%, dated 01/31/11, due 02/01/11, repurchase price $49,110, collateralized by U.S. Government Security 4.88%, maturing 06/30/12; total market value of $50,092.	49,110	49,110

Barclays Capital Inc., 0.27%, dated 01/31/11, due 02/01/11, repurchase price $213,522, collateralized by U.S. Government Securities 0.50% to 3.38%, maturing 10/15/13 to 11/15/19; total market value of $2,518,380.	213,520	213,520

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,469,000)		$2,469,000

TOTAL INVESTMENTS - 100.7% (COST $149,251,064)		$173,459,566
COLLATERAL FOR SECURITIES ON LOAN - (1.4%)		(2,469,000)
OTHER ASSETS LESS LIABILITIES - 0.7%		1,148,801

TOTAL NET ASSETS - 100.0%		$172,139,367

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $24,208,502. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $32,416,451 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,207,949.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$168,904,977	$—	$—	$168,904,977
Money Market Fund	2,085,589	—	—	2,085,589
Repurchase Agreement	—	2,469,000	—	2,469,000

Total	$170,990,566	$2,469,000	$—	$173,459,566

MTB Large Cap Growth Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 99.4%
AEROSPACE & DEFENSE - 2.1%
Boeing Co.	31,000	$2,153,880
United Technologies Corp.	9,000	731,700

TOTAL AEROSPACE & DEFENSE		$2,885,580
AUTO MANUFACTURERS - 1.7%
*Ford Motor Co.	148,000	2,360,600
AUTO PARTS & EQUIPMENT - 1.6%
Johnson Controls, Inc.	40,000	1,535,600
*Tenneco, Inc.	18,000	743,940

TOTAL AUTO PARTS & EQUIPMENT		$2,279,540
BANKS - 1.4%
Bank of America Corp.	142,500	1,956,525
BEVERAGES - 2.1%
Coca-Cola Co.	31,500	1,979,775
PepsiCo, Inc.	15,500	996,805

TOTAL BEVERAGES		$2,976,580
BIOTECHNOLOGY - 2.3%
*Celgene Corp.	41,000	2,112,730
*Human Genome Sciences, Inc.	44,000	1,067,440

TOTAL BIOTECHNOLOGY		$3,180,170
CHEMICALS - 2.9%
Air Products & Chemicals, Inc.	16,000	1,396,000
Dow Chemical Co.	42,000	1,490,160
*Potash Corp. of Saskatchewan, Inc.	7,000	1,244,460

TOTAL CHEMICALS		$4,130,620
COMMERCIAL SERVICES - 0.8%
*Coinstar, Inc.	11,500	475,985
Mastercard, Inc.	3,000	709,530

TOTAL COMMERCIAL SERVICES		$1,185,515
COMPUTERS - 12.9%
*Apple, Inc.	23,500	7,974,020
*EMC Corp.	105,000	2,613,450
Hewlett-Packard Co.	37,500	1,713,375
International Business Machines Corp.	30,000	4,860,000
*Research In Motion Ltd.	15,500	916,205

TOTAL COMPUTERS		$18,077,050
COSMETICS/PERSONAL CARE - 0.9%
Avon Products, Inc.	43,000	1,217,330
DIVERSIFIED FINANCIAL SERVICES - 3.2%
Goldman Sachs Group, Inc.	9,500	1,554,390
Janus Capital Group, Inc.	120,000	1,549,200
T Rowe Price Group, Inc.	21,500	1,417,280

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,520,870
HEALTHCARE PROVIDERS & SERVICES - 1.5%
UnitedHealth Group, Inc.	52,500	2,155,125
HOME BUILDERS - 1.0%
DR Horton, Inc.	108,000	1,338,120
HOTELS, RESTAURANTS & LEISURE - 0.9%
*Las Vegas Sands Corp.	28,500	1,324,965
INSURANCE - 1.0%
MetLife, Inc.	31,000	1,418,870
INTERNET - 4.5%
*Akamai Technologies, Inc.	24,000	1,159,680
*Amazon.com, Inc.	7,000	1,187,480
*Baidu, Inc. ADR	6,700	727,821
*,12E-Commerce China Dangdang, Inc. ADR	15,000	424,500
*Google, Inc.	4,250	2,551,530
*,12Youku.Com, Inc. ADR	9,800	290,374

TOTAL INTERNET		$6,341,385
IRON/STEEL - 1.7%
Cliffs Natural Resources, Inc.	12,500	1,068,250
[12]United States Steel Corp.	24,000	1,384,080

TOTAL IRON/STEEL		$2,452,330
LODGING - 1.4%
Starwood Hotels & Resorts Worldwide, Inc.	34,000	2,004,980
MACHINERY - 5.5%
Caterpillar, Inc.	27,000	2,619,270
Cummins, Inc.	14,000	1,482,320
Deere & Co.	24,000	2,181,600
Manitowoc Co., Inc.	102,500	1,376,575

TOTAL MACHINERY		$7,659,765
MEDIA - 1.3%
CBS Corp., Non-Voting	90,000	1,784,700
METAL FABRICATE/HARDWARE - 2.4%
Precision Castparts Corp.	13,500	1,930,365
[12]Tenaris SA ADR	30,700	1,448,119

TOTAL METAL FABRICATE/HARDWARE		$3,378,484
METALS & MINING - 0.8%
*Stillwater Mining Co.	50,000	1,084,000
MISCELLANEOUS MANUFACTURING - 4.5%
Danaher Corp.	44,000	2,026,640
General Electric Co.	130,000	2,618,200
Parker Hannifin Corp.	18,000	1,609,380

TOTAL MISCELLANEOUS MANUFACTURING		$6,254,220
OIL & GAS - 5.5%
ConocoPhillips	12,500	893,250
Exxon Mobil Corp.	75,500	6,091,340
*Southwestern Energy Co.	20,000	790,000

TOTAL OIL & GAS		$7,774,590
OIL & GAS SERVICES - 7.9%
Halliburton Co.	58,000	2,610,000
National Oilwell Varco, Inc.	28,000	2,069,200
Schlumberger Ltd.	42,000	3,737,580
*Weatherford International Ltd.	112,000	2,656,640

TOTAL OIL & GAS SERVICES		$11,073,420
PHARMACEUTICALS - 3.8%
Abbott Laboratories	20,000	903,200
*,12Auxilium Pharmaceuticals, Inc.	54,000	1,225,260
*Express Scripts, Inc.	38,000	2,140,540
*SXC Health Solutions Corp.	21,000	1,010,310

TOTAL PHARMACEUTICALS		$5,279,310
REAL ESTATE INVESTMENT TRUSTS (REIT) - 1.7%
*CB Richard Ellis Group, Inc.	105,000	2,329,950
RETAIL - 5.9%
Home Depot, Inc.	34,800	1,279,596
Ltd. Brands, Inc.	35,000	1,023,400
*Lululemon Athletica, Inc.	17,500	1,201,900
McDonald’s Corp.	19,500	1,436,565
[12]Phillips-Van Heusen Corp.	24,200	1,412,554
Target Corp.	15,200	833,416
Wal-Mart Stores, Inc.	19,500	1,093,365

TOTAL RETAIL		$8,280,796
SEMICONDUCTORS - 4.3%

*Advanced Micro Devices, Inc.	252,000	1,973,160
Applied Materials, Inc.	60,000	941,400
Intel Corp.	64,000	1,373,440
*Marvell Technology Group Ltd.	88,000	1,672,880

TOTAL SEMICONDUCTORS		$5,960,880
SOFTWARE - 5.0%
*Citrix Systems, Inc.	13,000	821,340
*Informatica Corp.	23,000	1,067,200
Microsoft Corp.	77,000	2,134,825
Oracle Corp.	91,000	2,914,730

TOTAL SOFTWARE		$6,938,095
TELECOMMUNICATIONS - 5.1%
*Aruba Networks, Inc.	42,000	905,100
*Cisco Systems, Inc.	84,500	1,787,175
Corning, Inc.	82,500	1,832,325
QUALCOMM, Inc.	49,500	2,679,435

TOTAL TELECOMMUNICATIONS		$7,204,035
TOBACCO - 1.3%
Philip Morris International, Inc.	32,000	1,831,680
TRANSPORTATION - 0.5%
CSX Corp.	10,000	706,000

TOTAL COMMON STOCKS (COST $103,677,366)		$139,346,080
MONEY MARKET FUND - 0.7%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.05%	927,838	$927,838

TOTAL MONEY MARKET FUND (COST $927,838)		$927,838

TOTAL INVESTMENTS IN SECURITIES - 100.1% (COST $104,605,204)		$140,273,918

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 2.4%
REPURCHASE AGREEMENT - 2.4%
Mizuho Securities, Inc., 0.24%, dated 01/31/11, due 02/01/11, repurchase price $3,371,022, collateralized by U.S. Government Securities 3.35% to 8.50%, maturing 11/01/22 to 09/01/40; total market value of $3,438,420.	$3,371,000	3,371,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $3,371,000)		$3,371,000

TOTAL INVESTMENTS - 102.5% (COST $107,976,204)		$143,644,918
COLLATERAL FOR SECURITIES ON LOAN - (2.4%)		(3,371,000)
OTHER LIABILITIES LESS ASSETS - (0.1%)		(98,521)

TOTAL NET ASSETS - 100.0%		$140,175,397

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $35,668,714. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $37,075,102 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,406,388.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$139,346,080	$—	$—	$139,346,080
Money Market Fund	927,838	—	—	927,838
Repurchase Agreement	—	3,371,000	—	3,371,000

Total	$140,273,918	$3,371,000	$—	$143,644,918

MTB Mid Cap Growth Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 98.8%
AEROSPACE & DEFENSE - 0.5%
Goodrich Corp.	10,900	$987,758
APPAREL - 2.0%
Coach, Inc.	80,800	4,370,472
AUTO PARTS & EQUIPMENT - 1.4%
*BorgWarner, Inc.	46,000	3,100,400
BANKS - 1.1%
*Texas Capital Bancshares, Inc.	97,200	2,370,708
BIOTECHNOLOGY - 1.5%
*Human Genome Sciences, Inc.	51,325	1,245,144
*Life Technologies Corp.	37,516	2,036,744

TOTAL BIOTECHNOLOGY		$3,281,888
CHEMICALS - 2.5%
Mosaic Co.	33,100	2,682,424
*Solutia, Inc.	121,400	2,843,188

TOTAL CHEMICALS		$5,525,612
COAL - 3.2%
Peabody Energy Corp.	55,600	3,526,152
Walter Industries, Inc.	27,300	3,556,371

TOTAL COAL		$7,082,523
COMMERCIAL SERVICES - 4.6%
Global Payments, Inc.	55,225	2,608,829
*Green Dot Corp.	39,200	2,466,072
*,12ITT Educational Services, Inc.	28,900	1,902,776
*Quanta Services, Inc.	77,500	1,839,075
[12]Ritchie Bros Auctioneers, Inc.	47,600	1,186,668

TOTAL COMMERCIAL SERVICES		$10,003,420
COMPUTERS - 1.8%
*,12Stratasys, Inc.	64,800	2,140,344
*Western Digital Corp.	54,600	1,857,492

TOTAL COMPUTERS		$3,997,836
DISTRIBUTION/WHOLESALE - 2.1%
[12]Fastenal Co.	34,900	2,026,294
*LKQ Corp.	103,500	2,500,560

TOTAL DISTRIBUTION/WHOLESALE		$4,526,854
DIVERSIFIED FINANCIAL SERVICES - 5.7%
*IntercontinentalExchange, Inc.	26,668	3,213,227
Janus Capital Group, Inc.	163,225	2,107,235
Raymond James Financial, Inc.	115,500	4,183,410
T Rowe Price Group, Inc.	43,500	2,867,520

TOTAL DIVERSIFIED FINANCIAL SERVICES		$12,371,392
ELECTRONICS - 2.2%
*,12Dolby Laboratories, Inc.	37,900	2,262,630
*FLIR Systems, Inc.	80,300	2,492,512

TOTAL ELECTRONICS		$4,755,142
ENERGY-ALTERNATE SOURCES - 0.7%
*,12Amyris, Inc.	48,900	1,543,284
ENGINEERING & CONSTRUCTION - 2.0%
*Foster Wheeler AG	55,325	2,036,513
*McDermott International, Inc.	117,006	2,431,385

TOTAL ENGINEERING & CONSTRUCTION		$4,467,898
ENVIRONMENTAL CONTROL - 1.2%
Waste Connections, Inc.	90,345	2,617,295
HEALTHCARE-PRODUCTS - 3.2%
*Alere, Inc.	55,450	2,171,976
*Intuitive Surgical, Inc.	8,304	2,681,445
*ResMed, Inc.	69,800	2,198,002

TOTAL HEALTHCARE-PRODUCTS		$7,051,423
HOUSEHOLD PRODUCTS - 1.3%
Church & Dwight Co., Inc.	41,400	2,848,734
INTERNET - 2.4%
*F5 Networks, Inc.	25,300	2,742,014
*Sourcefire, Inc.	100,425	2,471,460

TOTAL INTERNET		$5,213,474
IRON/STEEL - 0.7%
Cliffs Natural Resources, Inc.	19,150	1,636,559
MACHINERY - 6.4%
*Babcock & Wilcox Co.	42,853	1,253,450
Cummins, Inc.	36,900	3,906,972
Graco, Inc.	45,261	1,922,687
Joy Global, Inc.	37,300	3,251,814
Rockwell Automation, Inc.	44,950	3,641,400

TOTAL MACHINERY		$13,976,323
MEDIA - 2.0%
CBS Corp., Non-Voting	221,200	4,386,396
METAL FABRICATE/HARDWARE - 1.7%
Precision Castparts Corp.	25,810	3,690,572
METALS & MINING - 0.9%
*Stillwater Mining Co.	90,200	1,955,536
OIL & GAS - 3.8%
Cabot Oil & Gas Corp.	74,900	3,118,087
Noble Energy, Inc.	38,135	3,474,099
*Northern Oil and Gas, Inc.	61,200	1,687,284

TOTAL OIL & GAS		$8,279,470
OIL & GAS SERVICES - 3.8%
*Cameron International Corp.	51,500	2,744,950
*FMC Technologies, Inc.	30,900	2,904,600
Lufkin Industries, Inc.	38,300	2,555,376

TOTAL OIL & GAS SERVICES		$8,204,926
PACKAGING & CONTAINERS - 1.5%
*Crown Holdings, Inc.	95,500	3,185,880
PHARMACEUTICALS - 5.0%
*,12Auxilium Pharmaceuticals, Inc.	72,675	1,648,996
*Express Scripts, Inc.	39,252	2,211,065
Herbalife Ltd.	40,200	2,626,266
*MAP Pharmaceuticals, Inc.	83,500	1,283,812
Perrigo Co.	44,424	3,231,402

TOTAL PHARMACEUTICALS		$11,001,541
REAL ESTATE INVESTMENT TRUSTS (REIT) - 2.0%
*CB Richard Ellis Group, Inc.	193,800	4,300,422
RETAIL - 11.8%
*DineEquity, Inc.	52,475	2,706,661
*,12GameStop Corp.	120,844	2,546,183
*Lululemon Athletica, Inc.	59,800	4,107,064
*Panera Bread Co.	31,100	2,971,916
Phillips-Van Heusen Corp.	62,600	3,653,962
Ross Stores, Inc.	43,600	2,842,720
Tiffany & Co.	31,800	1,848,534
TJX Cos., Inc.	47,300	2,241,547
*Urban Outfitters, Inc.	85,025	2,875,545

TOTAL RETAIL		$25,794,132
SEMICONDUCTORS - 5.9%
Altera Corp.	120,000	4,508,400
*Atmel Corp.	190,400	2,578,016
Broadcom Corp.	38,800	1,749,492
*Lam Research Corp.	44,500	2,220,105

*MKS Instruments, Inc.	62,000	1,780,020

TOTAL SEMICONDUCTORS		$12,836,033
SOFTWARE - 7.1%
*Allscripts Healthcare Solutions, Inc.	89,300	1,885,123
*ANSYS, Inc.	77,532	4,066,553
*Autodesk, Inc.	80,257	3,264,855
*Cerner Corp.	21,363	2,111,733
*Citrix Systems, Inc.	34,775	2,197,084
*Salesforce.Com, Inc.	14,900	1,924,186

TOTAL SOFTWARE		$15,449,534
TELECOMMUNICATIONS - 4.1%
ADTRAN, Inc.	73,725	3,032,309
*Aruba Networks, Inc.	71,300	1,536,515
*Atheros Communications, Inc.	44,500	1,984,255
*RF Micro Devices, Inc.	354,700	2,383,584

TOTAL TELECOMMUNICATIONS		$8,936,663
TRANSPORTATION - 2.7%
CH Robinson Worldwide, Inc.	37,042	2,855,568
Expeditors International of Washington, Inc.	58,938	2,986,388

TOTAL TRANSPORTATION		$5,841,956

TOTAL COMMON STOCKS (COST $133,321,431)		$215,592,056
WARRANT - 0.0%**
BANKS - 0.0%**
*,11Washington Mutual, Inc., Expires 12/26/50	9,300	$7,440

TOTAL WARRANT (COST $0)		$7,440
MONEY MARKET FUND - 1.4%
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.05%	3,103,068	$3,103,068

TOTAL MONEY MARKET FUND (COST $3,103,068)		$3,103,068

TOTAL INVESTMENTS IN SECURITIES - 100.2% (COST $136,424,499)		$218,702,564

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 2.9%
REPURCHASE AGREEMENTS - 2.9%
Deutsche Bank Securities, Inc. 0.21%, dated 01/31/11, due 02/01/11, repurchase price $3,146,018, collateralized by U.S. Government Securities 0.00% to 6.63%, maturing 03/30/11 to 11/15/30; total market value of $3,208,922.	$3,146,000	3,146,000
Merrill Lynch, Pierce, Fenner & Smith 0.22%, dated 01/31/11, due 02/01/11, repurchase price $1,662,010, collateralized by U.S. Government Securities 2.90% to 5.87%, maturing 05/01/35 to 01/20/41; total market value of $1,695,240.	1,662,000	1,662,000
Mizuho Securities, Inc., 0.24%, dated 01/31/11, due 02/01/11, repurchase price $1,602,011, collateralized by U.S. Government Securities 3.35% to 8.50%, maturing 11/01/22 to 09/01/40; total market value of $1,634,040.	1,602,000	1,602,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $6,410,000)		$6,410,000

TOTAL INVESTMENTS - 103.1% (COST $142,834,499)		$225,112,564
COLLATERAL FOR SECURITIES ON LOAN - (2.9%)		(6,410,000)
OTHER LIABILITIES LESS ASSETS - (0.2%)		(442,681)

TOTAL NET ASSETS - 100.0%		$218,259,883

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $82,278,065. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $84,036,952 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,758,887.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$215,592,056	$—	$—	$215,592,056
Warrant	7,440	—	—	7,440
Money Market Fund	3,103,068	—	—	3,103,068
Repurchase Agreements	—	6,410,000	—	6,410,000

Total	$218,702,564	$6,410,000	$—	$225,112,564

MTB Small Cap Growth Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 100.3%
AEROSPACE & DEFENSE - 1.0%
Triumph Group, Inc.	19,500	$1,872,585
APPAREL - 2.8%
*CROCS, Inc.	134,500	2,204,455
*Deckers Outdoor Corp.	24,400	1,790,716
*Iconix Brand Group, Inc.	55,000	1,091,750

TOTAL APPAREL		$5,086,921
AUTO MANUFACTURERS - 1.2%
*Wabash National Corp.	188,000	2,135,680
AUTO PARTS & EQUIPMENT - 8.8%
*American Axle & Manufacturing Holdings, Inc.	105,500	1,508,650
*ArvinMeritor, Inc.	114,000	2,492,040
*Commercial Vehicle Group, Inc.	99,000	1,597,860
*Dana Holding Corp.	113,500	2,033,920
*Modine Manufacturing Co.	80,000	1,320,000
*Tenneco, Inc.	53,500	2,211,155
[12]Titan International, Inc.	94,000	1,786,000
*WABCO Holdings, Inc.	25,500	1,489,200
*Westport Innovations, Inc.	96,000	1,513,920

TOTAL AUTO PARTS & EQUIPMENT		$15,952,745
BANKS - 3.6%
Huntington Bancshares, Inc.	333,000	2,410,920
*Signature Bank	34,200	1,786,608
[12]Synovus Financial Corp.	861,000	2,273,040

TOTAL BANKS		$6,470,568
CHEMICALS - 3.2%
CF Industries Holdings, Inc.	15,300	2,066,112
*,12Intrepid Potash, Inc.	30,500	1,102,270
*,12Rockwood Holdings, Inc.	24,000	974,160
*Solutia, Inc.	70,000	1,639,400

TOTAL CHEMICALS		$5,781,942
COAL - 4.5%
*Grande Cache Coal Corp.	272,000	2,879,147
*International Coal Group, Inc.	213,000	1,970,250
*Patriot Coal Corp.	75,500	1,975,835
[12]Walter Industries, Inc.	10,500	1,367,835

TOTAL COAL		$8,193,067
COMMERCIAL SERVICES - 4.8%
*Cardtronics, Inc.	52,000	888,680
*Coinstar, Inc.	61,000	2,524,790
*FirstService Corp.	30,000	854,700
*RSC Holdings, Inc.	145,000	1,734,200
Sotheby’s	38,000	1,531,400
*SuccessFactors, Inc.	42,500	1,237,600

TOTAL COMMERCIAL SERVICES		$8,771,370
COMPUTERS - 3.1%
*Fortinet, Inc.	30,000	1,153,500
*NCR Corp.	105,000	1,722,000
*Radiant Systems, Inc.	62,000	1,131,500
*Riverbed Technology, Inc.	45,500	1,632,085

TOTAL COMPUTERS		$5,639,085
DIVERSIFIED FINANCIAL SERVICES - 3.2%
*,12Affiliated Managers Group, Inc.	13,500	1,374,705
BGC Partners, Inc.	103,000	834,300
Evercore Partners, Inc.	45,500	1,469,650
Och-Ziff Capital Management Group LLC	43,000	690,580
Waddell & Reed Financial, Inc.	40,500	1,462,860

TOTAL DIVERSIFIED FINANCIAL SERVICES		$5,832,095
ELECTRONICS - 2.1%
*Coherent, Inc.	19,000	1,017,450
*Newport Corp.	70,000	1,228,500
Woodward, Inc.	44,500	1,500,763

TOTAL ELECTRONICS		$3,746,713
ENGINEERING & CONSTRUCTION - 3.9%
KBR, Inc.	90,000	2,889,000
*McDermott International, Inc.	137,000	2,846,860
*MYR Group, Inc.	60,900	1,339,191

TOTAL ENGINEERING & CONSTRUCTION		$7,075,051
ENTERTAINMENT - 2.4%
Cinemark Holdings, Inc.	83,500	1,415,325
*Penn National Gaming, Inc.	37,500	1,339,875
*Pinnacle Entertainment, Inc.	104,000	1,568,320

TOTAL ENTERTAINMENT		$4,323,520
ENVIRONMENTAL CONTROL - 0.9%
*Metalico, Inc.	299,200	1,660,560
HAND/MACHINE TOOLS - 1.4%
Kennametal, Inc.	61,000	2,476,600
HEALTHCARE PROVIDERS & SERVICES - 0.3%
*AMERIGROUP Corp.	12,000	628,440
HEALTHCARE-PRODUCTS - 0.8%
*,12Sirona Dental Systems, Inc.	31,400	1,375,634
INTERNET - 4.3%
*Ancestry.com, Inc.	31,000	1,103,600
NIC, Inc.	140,000	1,432,200
*,12OpenTable, Inc.	17,000	1,336,540
*Sourcefire, Inc.	32,400	797,364
*TIBCO Software, Inc.	121,500	2,670,570
*Travelzoo, Inc.	8,000	376,000

TOTAL INTERNET		$7,716,274
IRON/STEEL - 1.0%
*Consolidated Thompson Iron Mines Ltd.	100,000	1,719,678
LEISURE TIME - 1.8%
*Life Time Fitness, Inc.	37,300	1,487,524
Polaris Industries, Inc.	22,000	1,692,240

TOTAL LEISURE TIME		$3,179,764
MACHINERY - 1.8%
*Chart Industries, Inc.	50,000	1,816,000
[12]Joy Global, Inc.	16,800	1,464,624

TOTAL MACHINERY		$3,280,624
MACHINERY-DIVERSIFIED - 1.2%
Gardner Denver, Inc.	29,800	2,149,772
METAL FABRICATE/HARDWARE - 0.9%
[12]Sun Hydraulics Corp.	45,000	1,677,600
METALS & MINING - 5.9%
*Allied Nevada Gold Corp.	44,000	1,163,360
*,12Coeur d’Alene Mines Corp.	46,500	1,087,170
*Eastern Platinum Ltd.	890,000	1,422,080
*,12Jaguar Mining, Inc.	172,000	1,025,120
*New Gold, Inc.	124,000	996,960
*Quadra FNX Mining Ltd.	194,500	2,622,210
*Stillwater Mining Co.	108,500	2,352,280

TOTAL METALS & MINING		$10,669,180
OIL & GAS - 2.9%
*Energy XXI Bermuda Ltd.	73,000	2,103,130
*Northern Oil and Gas, Inc.	115,500	3,184,335

TOTAL OIL & GAS		$5,287,465
OIL & GAS SERVICES - 5.6%
Calfrac Well Services Ltd.	40,000	1,358,166
*,12CIE Generale de Geophysique-Veritas ADR	33,500	1,020,075
*Complete Production Services, Inc.	40,500	1,131,570
*Dril-Quip, Inc.	20,000	1,542,400
Gulf Island Fabrication, Inc.	46,000	1,245,680
*ION Geophysical Corp.	134,500	1,279,095
*North American Energy Partners, Inc.	211,000	2,529,890

TOTAL OIL & GAS SERVICES		$10,106,876
OIL AND GAS SERVICES - 0.5%
*Oil States International, Inc.	14,000	948,640
PHARMACEUTICALS - 1.7%
*MAP Pharmaceuticals, Inc.	86,500	1,329,938
*Salix Pharmaceuticals Ltd.	40,900	1,675,673

TOTAL PHARMACEUTICALS		$3,005,611
RETAIL - 9.2%
Cracker Barrel Old Country Store, Inc.	20,500	1,055,340
*DineEquity, Inc.	30,700	1,583,506
*First Cash Financial Services, Inc.	50,900	1,679,191
Foot Locker, Inc.	63,500	1,134,110
MSC Industrial Direct Co.	29,000	1,723,470
*OfficeMax, Inc.	77,500	1,245,425
*Panera Bread Co.	13,000	1,242,280
*Texas Roadhouse, Inc.	63,000	1,047,060
*Titan Machinery, Inc.	81,000	1,962,630
*,12Ulta Salon Cosmetics & Fragrance, Inc.	63,500	2,352,040
*,12Vera Bradley, Inc.	48,000	1,650,960

TOTAL RETAIL		$16,676,012
SEMICONDUCTORS - 2.2%
*,12Applied Micro Circuits Corp.	78,000	767,520
*Cavium Networks, Inc.	16,000	632,640
*Mattson Technology, Inc.	308,900	707,381
*Omnivision Technologies, Inc.	54,500	1,407,735
*TriQuint Semiconductor, Inc.	41,000	539,560

TOTAL SEMICONDUCTORS		$4,054,836
SOFTWARE - 3.9%
*Aspen Technology, Inc.	75,000	1,061,250
*CommVault Systems, Inc.	23,700	732,093
Opnet Technologies, Inc.	53,200	1,520,988
*Parametric Technology Corp.	83,500	1,856,205
*VeriFone Systems, Inc.	47,000	1,877,180

TOTAL SOFTWARE		$7,047,716
TELECOMMUNICATIONS - 6.7%
*Acme Packet, Inc.	13,000	699,140
ADTRAN, Inc.	25,000	1,028,250
*Allot Communications Ltd.	116,000	1,356,040
*Aruba Networks, Inc.	77,500	1,670,125
*IPG Photonics Corp.	50,000	1,732,500
*Oclaro, Inc.	86,000	1,193,680
*RF Micro Devices, Inc.	241,500	1,622,880
*SAVVIS, Inc.	57,600	1,772,352
*SBA Communications Corp.	26,500	1,081,200

TOTAL TELECOMMUNICATIONS		$12,156,167
TRANSPORTATION - 1.3%
Viterra, Inc.	197,500	2,307,635
TRUCKING AND LEASING - 1.4%
*Greenbrier Cos., Inc.	105,000	2,485,350

TOTAL COMMON STOCKS (COST $151,009,281)		$181,491,776

TOTAL INVESTMENTS IN SECURITIES - 100.3% (COST $151,009,281)		$181,491,776

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 5.0%
REPURCHASE AGREEMENT - 5.0%
Mizuho Securities, Inc., 0.24%, dated 01/31/11, due 02/01/11, repurchase price $8,942,059, collateralized by U.S. Government Securities 3.35% to 8.50%, maturing 11/01/22 to 09/01/40; total market value of $9,120,840.	$8,942,000	8,942,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $8,942,000)		$8,942,000

TOTAL INVESTMENTS - 105.3% (COST $159,951,281)		$190,433,776
COLLATERAL FOR SECURITIES ON LOAN - (5.0%)		(8,942,000)
OTHER LIABILITIES LESS ASSETS - (0.3%)		(606,019)

TOTAL NET ASSETS - 100.0%		$180,885,757

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/depreciation of investments was $30,482,495. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $32,943,999 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,461,504.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$181,491,776	$—	$—	$181,491,776
Repurchase Agreement	—	8,942,000	—	8,942,000

Total	$181,491,776	$8,942,000	$—	$190,433,776

MTB International Equity Fund

Portfolio of Investments

January 31, 2011 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS - 97.4%
AUSTRALIA - 4.8%
BHP Billiton Ltd.	27,163	1,197,818
Bradken Ltd.	5,300	48,856
Challenger Ltd./AU	80,400	366,962
CSL Ltd.	19,342	717,234
Downer EDI Ltd.	51,000	195,673
Goodman Fielder Ltd.	271,900	341,413
Macquarie Group Ltd.	21,174	857,122
Metcash Ltd.	75,000	313,914
Newcrest Mining Ltd.	40,383	1,488,214
OneSteel Ltd.	100,900	273,502
*Paladin Energy Ltd.	381,710	1,860,126
Rio Tinto Ltd.	12,683	1,062,330
*Sigma Pharmaceuticals Ltd.	514,667	228,237
Suncorp Group Ltd.	57,500	493,941
TABCORP Holdings Ltd.	84,778	587,175
WorleyParsons Ltd.	30,222	832,757

TOTAL AUSTRALIA		$10,865,274
AUSTRIA - 0.5%
OMV AG	16,100	714,204
Voestalpine AG	8,100	363,479

TOTAL AUSTRIA		$1,077,683
BELGIUM - 0.7%
Anheuser-Busch InBev NV	15,416	853,032
Delhaize Group SA	3,400	268,321
*KBC Groep NV	8,500	340,463

TOTAL BELGIUM		$1,461,816
BRAZIL - 2.1%
Banco do Estado do Rio Grande do Sul	58,300	573,574
*Brasil Telecom SA	3,870	40,141
Centrais Eletricas Brasileiras SA ADR	9,400	128,122
Cia de Saneamento Basico do Estado de Sao Paulo	3,100	75,875
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,600	178,452
EDP - Energias do Brasil SA	19,900	447,077
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	23,200	452,323
*Hypermarcas SA	77,300	920,023
Petroleo Brasileiro SA ADR	17,457	641,196
Vale SA ADR	34,822	1,212,850

TOTAL BRAZIL		$4,669,633
CANADA - 4.2%
Alimentation Couche Tard, Inc.	22,200	592,606
Atco Ltd.	4,300	251,640
Bank of Nova Scotia	16,824	952,407
BCE, Inc.	12,810	465,272
Cameco Corp.	34,723	1,439,963
Canadian Imperial Bank of Commerce	4,700	357,986
Dorel Industries, Inc.	8,700	284,541
Empire Co. Ltd.	6,200	322,894
Fairfax Financial Holdings Ltd.	1,000	381,485
Laurentian Bank of Canada	11,300	599,221
Manulife Financial Corp.	57,022	994,464
Metro, Inc.	6,900	298,023
National Bank of Canada	11,500	801,733
*RONA, Inc.	23,600	330,662
Suncor Energy, Inc.	31,745	1,317,735

TOTAL CANADA		$9,390,632
CHILE - 0.3%
Sociedad Quimica y Minera de Chile SA ADR	12,618	674,811
CHINA - 5.0%
[12]Agile Property Holdings Ltd.	878,000	1,304,052
Bank of China Ltd.	1,367,000	710,093
[12]China Communications Construction Co. Ltd.	778,000	628,655
[12]China Merchants Bank Co. Ltd.	282,000	664,070
China Petroleum & Chemical Corp.	674,000	742,583
China Resources Land Ltd.	436,000	786,256
*,12Chongqing Iron & Steel Co. Ltd.	910,000	242,771
Industrial & Commercial Bank of China	923,000	686,628
*New Oriental Education & Technology Group ADR	9,085	896,326
PetroChina Co. Ltd.	836,000	1,160,181
PetroChina Co. Ltd. ADR	500	69,635
Tencent Holdings Ltd.	101,000	2,616,764
Yanzhou Coal Mining Co. Ltd.	234,000	676,791
Zhejiang Expressway Co. Ltd.	99,000	92,059

TOTAL CHINA		$11,276,864
DENMARK - 0.9%
*Danske Bank A/S	6,600	176,986
H Lundbeck A/S	18,200	377,739
Novo-Nordisk A/S	6,029	679,363
*Vestas Wind Systems A/S	21,344	735,838

TOTAL DENMARK		$1,969,926
FRANCE - 6.3%
AXA SA	51,058	1,080,748
BNP Paribas	18,353	1,371,990
Casino Guichard Perrachon SA	3,700	361,550
Credit Agricole SA	13,000	192,051
Iliad SA	6,740	715,637
LVMH Moet Hennessy Louis Vuitton SA	9,400	1,467,825
Publicis Groupe SA	33,920	1,745,739
Rallye SA	4,600	208,026
Sanofi-Aventis SA	37,110	2,534,108
SCOR SE	11,600	321,057
Societe Generale	1,500	96,997
Suez Environnement Co.	77,247	1,595,431
Thales SA	7,200	267,592
Total SA	16,000	935,732
Total SA ADR	12,104	711,352
Vivendi SA	25,200	722,312

TOTAL FRANCE		$14,328,147
GERMANY - 7.0%
Adidas AG	15,675	976,280
[12]Aixtron SE	24,667	1,017,913
Allianz SE	4,700	652,831
BASF SE	4,900	376,902
Bayer AG	22,881	1,687,301
Bayerische Motoren Werke AG	33,292	2,556,225
Deutsche Bank AG	7,400	437,386
Deutsche Boerse AG	28,834	2,185,506
E.ON AG	17,600	586,763
Fresenius Se & Co. KGaA	21,660	1,888,481
Muenchener Rueckversicherungs AG	11,901	1,864,063
RWE AG	4,300	309,733
[12]ThyssenKrupp AG	9,200	372,343
Wacker Chemie AG	5,057	913,941

TOTAL GERMANY		$15,825,668
GREECE - 0.1%
Hellenic Petroleum SA	17,400	166,048
HONG KONG - 2.9%
BOC Hong Kong Holdings Ltd.	189,000	609,666
Esprit Holdings Ltd.	160,771	761,928
Kingboard Chemical Holdings Ltd.	121,000	689,065
Li & Fung Ltd.	122,000	790,994
SJM Holdings Ltd.	894,000	1,497,520
Sun Hung Kai Properties Ltd.	101,000	1,684,057
VTech Holdings Ltd.	56,000	622,370

TOTAL HONG KONG		$6,655,600
HUNGARY - 0.2%
Egis Gyogyszergyar Nyrt	3,600	388,354
INDIA - 1.3%
HDFC Bank Ltd. ADR	4,734	683,637
Niko Resources Ltd.	17,330	1,687,397
[12]Patni Computer Systems Ltd. ADR	7,600	152,228
Tata Motors Ltd. ADR	9,800	237,748
Tata Steel Ltd.	8,000	108,800

TOTAL INDIA		$2,869,810
IRELAND - 0.2%
DCC PLC	13,500	399,244
*Irish Life & Permanent Group Holdings PLC	38,000	44,588

TOTAL IRELAND		$443,832
ISRAEL - 1.1%
Discount Investment Corp.	10,300	200,183
Israel Chemicals Ltd.	102,989	1,616,287
Teva Pharmaceutical Industries Ltd. ADR	13,386	731,545

TOTAL ISRAEL		$2,548,015
ITALY - 1.0%
[12]Banco Popolare SC	12,600	44,810
Enel SpA	53,600	302,903
ENI SpA	34,900	826,652
Finmeccanica SpA	7,700	104,001
Milano Assicurazioni SpA	19,800	32,802
Saipem SpA	20,244	1,012,782

TOTAL ITALY		$2,323,950
JAPAN - 14.4%
Astellas Pharma, Inc.	4,400	168,056
Brother Industries Ltd.	27,900	426,590
Canon, Inc.	21,600	1,059,211
Circle K Sunkus Co. Ltd.	11,300	181,450
Daito Trust Construction Co. Ltd.	23,300	1,632,249
Eizo Nanao Corp.	12,300	299,708
FANUC Corp.	16,300	2,573,684
Fujitsu Ltd.	232,000	1,444,347
Geo Corp.	300	344,298
Hitachi Capital Corp.	10,200	161,922
Hitachi Metals Ltd.	136,000	1,598,928
ITOCHU Corp.	35,000	380,361
Itochu Techno-Solutions Corp.	9,500	330,787
Jupiter Telecommunications Co. Ltd.	1,200	1,228,070
JX Holdings, Inc.	58,315	394,308
KDDI Corp.	60	336,988
Keyence Corp.	5,400	1,432,895
Konica Minolta Holdings, Inc.	20,500	197,807
Kose Corp.	3,400	86,533
Kyowa Exeo Corp.	26,500	259,576
Marubeni Corp.	65,000	488,609
Ministop Co., Ltd.	9,600	169,123
Miraca Holdings, Inc.	10,100	386,994
Mitsubishi Corp.	6,600	183,735
Mitsui & Co. Ltd.	92,700	1,558,553
Mizuho Financial Group, Inc.	204,000	392,690
Nidec Corp.	16,100	1,516,240
Nihon Kohden Corp.	17,200	370,697
Nippon Telegraph & Telephone Corp.	10,000	464,181
NOF Corp.	80,000	417,154
NTT DoCoMo, Inc.	1,408	2,513,060
*Rakuten, Inc.	1,940	1,706,481
Sankyu, Inc.	70,000	308,723
Shinmaywa Industries Ltd.	24,000	104,678
SMC Corp.	7,000	1,184,576
Sony Financial Holdings, Inc.	298	1,101,888
Sumitomo Corp.	63,400	912,225
Sumitomo Mitsui Financial Group, Inc.	10,000	340,156
Sumitomo Trust & Banking Co. Ltd.	25,000	150,768
Takeda Pharmaceutical Co. Ltd.	13,100	630,422
Toyo Tire & Rubber Co. Ltd.	147,000	363,560
Toyota Motor Corp.	28,200	1,168,129
Unicharm Corp.	37,700	1,451,413
Yokohama Rubber Co. Ltd.	19,100	97,501

TOTAL JAPAN		$32,519,324
LUXEMBOURG - 1.1%
Millicom International Cellular SA	10,245	955,346
SES SA	67,680	1,630,888

TOTAL LUXEMBOURG		$2,586,234
MEXICO - 0.6%
Alfa SAB de CV	37,000	403,062
Telefonos de Mexico SAB de CV	142,000	123,025
Wal-Mart de Mexico SAB de CV ADR	28,692	800,220

TOTAL MEXICO		$1,326,307
NETHERLANDS - 2.6%
*Aegon NV	36,800	272,581
Heineken NV	29,430	1,481,412
*ING Groep NV	29,800	339,625
Koninklijke DSM NV	11,800	698,665
[12]Koninklijke Vopak NV	29,120	1,407,997
Royal Dutch Shell PLC	45,900	1,596,221

TOTAL NETHERLANDS		$5,796,501
NORWAY - 1.8%
Marine Harvest ASA	1,213,010	1,365,198
Statoil ASA	12,070	293,004
Telenor ASA	44,521	686,848
Yara International ASA	30,109	1,694,850

TOTAL NORWAY		$4,039,900
PAPUA NEW GUINEA - 0.6%
Oil Search Ltd.	210,145	1,394,740
POLAND - 0.1%
Telekomunikacja Polska SA	49,900	291,981
PORTUGAL - 0.0%**
Banco Espirito Santo SA	16,030	64,965
RUSSIA - 1.7%
Gazprom OAO ADR	90,997	2,407,780
Magnitogorsk Iron & Steel Works GDR	8,600	125,560
MMC Norilsk Nickel OJSC ADR	32,100	814,056
Mobile Telesystems OJSC ADR	25,000	477,750

TOTAL RUSSIA		$3,825,146
SINGAPORE - 1.5%
DBS Group Holdings Ltd.	147,000	1,725,897
Keppel Corp., Ltd.	177,000	1,618,776
M1 Ltd.	40,900	78,328

TOTAL SINGAPORE		$3,423,001
SOUTH AFRICA - 0.3%
Astral Foods Ltd.	16,800	294,419
Nedbank Group Ltd.	21,637	382,949
Telkom SA Ltd.	12,300	60,185

TOTAL SOUTH AFRICA		$737,553
SOUTH KOREA - 3.1%
Busan Bank	32,200	387,675
Daegu Bank Ltd.	24,300	335,905
Daishin Securities Co. Ltd.	12,200	174,084
*Halla Climate Control Corp.	22,200	350,433
Hyundai Mipo Dockyard	2,200	403,193
*Hyundai Mobis	5,410	1,247,200
Korea Exchange Bank	49,200	460,715
KT Corp.	3,100	115,562
*NHN Corp.	7,940	1,416,213
Samsung Electronics Co. Ltd.	640	559,921
*,6,7Samsung Electronics Co. Ltd. GDR	2,928	1,280,820
*Samyang Corp.	1,300	74,200
SK Telecom Co. Ltd.	1,400	205,387

TOTAL SOUTH KOREA		$7,011,308
SPAIN - 1.7%
Banco Bilbao Vizcaya Argentaria SA	9,348	114,767
Banco Santander SA	74,000	906,788
[12]Grifols SA	94,073	1,433,545
Repsol YPF SA	23,700	745,513
Telefonica SA	21,400	537,505

TOTAL SPAIN		$3,738,118
SWEDEN - 1.7%
Atlas Copco AB	39,885	957,292
Boliden AB	33,900	706,945
Saab AB	26,100	495,725
Telefonaktiebolaget LM Ericsson	19,700	242,827
TeliaSonera AB	178,230	1,467,368

TOTAL SWEDEN		$3,870,157
SWITZERLAND - 7.0%
*ABB Ltd.	34,423	812,806
Baloise Holding AG	3,500	360,011
CIE Financiere Richemont SA	13,223	719,281
*Clariant AG	19,000	335,519
Credit Suisse Group AG	21,602	965,912
Helvetia Holding AG	800	326,907
Julius Baer Group Ltd.	42,929	1,942,719
*,12Logitech International SA	37,906	710,358
Nestle SA	11,595	627,039
Novartis AG	21,108	1,175,027
Roche Holding AG	4,595	698,985

Sonova Holding AG	5,268	661,290
Swiss Reinsurance Co. Ltd.	7,500	428,628
Syngenta AG	6,047	1,947,980
*UBS AG	89,530	1,605,660
Zurich Financial Services AG	8,979	2,453,055

TOTAL SWITZERLAND		$15,771,177
TAIWAN - 0.6%
Compal Electronics, Inc.	385,201	510,762
Gigabyte Technology Co. Ltd.	397,000	440,268
Macronix International	623,804	484,468

TOTAL TAIWAN		$1,435,498
THAILAND - 0.2%
Krung Thai Bank PCL	1,075,400	549,970
TURKEY - 0.7%
Cimsa Cimento Sanayi VE Tica	37,700	229,332
Tupras Turkiye Petrol Rafinerileri AS	10,800	280,021
*Turk Sise ve Cam Fabrikalari AS	1	2
Turkiye Garanti Bankasi AS	221,400	985,257

TOTAL TURKEY		$1,494,612
UNITED KINGDOM - 19.1%
Admiral Group PLC	52,610	1,384,607
Anglo American PLC	20,018	982,013
ARM Holdings PLC	99,490	822,337
AstraZeneca PLC	18,700	907,771
*Autonomy Corp. PLC	108,799	2,607,216
Aviva PLC	45,500	322,730
BAE Systems PLC	57,500	315,003
Barclays PLC	74,000	348,201
BG Group PLC	136,206	3,056,715
BP PLC	293,900	2,282,588
*Brit Insurance Holdings NV	13,625	228,291
British Sky Broadcasting Group PLC	75,964	918,703
BT Group PLC	145,400	408,754
*Centamin Egypt Ltd.	698,146	1,525,391
Computacenter PLC	85,600	600,988
*Cookson Group PLC	31,000	329,972
Dairy Crest Group PLC	13,900	86,391
De La Rue PLC	40,434	432,009
Drax Group PLC	41,300	256,686
GlaxoSmithKline PLC	20,700	374,190
Greene King PLC	36,400	275,326
Home Retail Group PLC	89,900	306,681
HSBC Holdings PLC ADR	16,533	903,363
Imperial Tobacco Group PLC	45,780	1,308,251
Kazakhmys PLC	8,600	207,465
Logica PLC	249,300	542,304
Marston’s PLC	92,160	150,874
Old Mutual PLC	45,300	91,140
Petropavlovsk PLC	106,986	1,753,166
*Premier Foods PLC	67,000	22,860
Prudential PLC	263,745	2,855,956
Reckitt Benckiser Group PLC	28,608	1,555,779
Resolution Ltd.	362,727	1,518,819
Rio Tinto PLC	20,940	1,435,625
*Rolls-Royce Group PLC	204,734	2,092,335
Shire PLC	73,030	1,926,706
Standard Chartered PLC	77,504	2,022,394
Tesco PLC	128,935	831,712
Thomas Cook Group PLC	70,000	213,718
Tullow Oil PLC	78,601	1,672,040
[12]Vedanta Resources PLC	23,145	842,337
Vodafone Group PLC	230,600	647,718
WM Morrison Supermarkets PLC	90,000	384,203
Xstrata PLC	64,340	1,427,419

TOTAL UNITED KINGDOM		$43,178,747

TOTAL COMMON STOCKS (COST $183,157,075)		$219,991,302
PREFERRED STOCKS - 1.2%
BRAZIL - 1.2%
Banco Industrial e Comercial SA	39,700	290,555
*Brasil Telecom SA	20,466	158,994
*Brasil Telecom SA ADR	7,400	173,234
Centrais Eletricas Brasileiras SA, Series B	16,900	273,227
[1]Cia Energetica de Minas Gerais	57,734	953,766
Itau Unibanco Holding SA ADR	37,320	802,380

TOTAL BRAZIL		$2,652,156

TOTAL PREFERRED STOCKS (COST $2,280,044)		$2,652,156
MONEY MARKET FUNDS - 0.9%
[8]Dreyfus Cash Management Fund, Institutional Shares, 0.14%	2,413	2,413
[8,9]MTB Prime Money Market Fund, Corporate Shares, 0.05%	1,968,969	1,968,969

TOTAL MONEY MARKET FUNDS (COST $1,971,382)		$1,971,382
RIGHT - 0.0%**
BRAZIL - 0.0%**
*Centrais Eletricas Brasileiras SA, Expire 2/14/11 at $27.01	1,543	74

TOTAL RIGHT (COST $0)		$74

TOTAL INVESTMENTS IN SECURITIES - 99.5% (COST $187,408,501)		$224,614,914

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN - 2.3%
REPURCHASE AGREEMENT - 2.3%
Barclays Capital, Inc., 0.21%, dated 01/31/11, due 02/01/11, repurchase price $5,106,030, collateralized by U.S. Government Securities 0.00% to 4.88%, maturing 01/31/12 to 11/15/25; total market value of $5,208,120.	5,106,000	5,106,000

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $5,106,000)		$5,106,000

TOTAL INVESTMENTS - 101.8% (COST $192,514,501)		$229,720,914
COLLATERAL FOR SECURITIES ON LOAN - (2.3%)		(5,106,000)
OTHER ASSETS LESS LIABILITIES - 0.5%		1,119,422

TOTAL NET ASSETS - 100.0%		$225,734,336

Cost of investments for Federal income tax purposes is substantially the same as for financial statement purposes. The net unrealized appreciation/ depreciation of investments was $37,206,413. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $46,725,825 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,519,412.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3 (a)	Total
Investments in Securities
Common Stocks	$183,571,719	$36,419,583	$—	$219,991,302
Preferred Stocks	2,652,156	—	—	2,652,156
Right	74	—	—	74
Money Market Funds	1,971,382	—	—	1,971,382
Repurchase Agreement	—	5,106,000	—	5,106,000

Total	$188,195,331	$41,525,583	$—	$229,720,914

(a)	At April 30, 2010, the Fund held a security that was fair valued at $0 and classified as a Level 3 security. This security has since been sold and has therefore been removed from Level 3 securities.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments In Securities
Balance as of April 30, 2010	$—
Realized gain (loss)	(169,271)
Change in unrealized appreciation (depreciation)	169,271
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of January 31, 2011	$–

Net change in unrealized appreciation/(depreciation) for investments still held as of January 31, 2011	—

(1)	Floating rate note with current rate and next reset date shown.
(2)	Zero coupon security. The rate shown reflects the effective yield at purchase date.
(3)	Current rate and next reset date shown for Variable Rate Demand Notes.
(4)	Discount rate at time of purchase.
(5)	At January 31, 2011, the percentage of total investments at market value subject to the alternative minimum tax is as follows:

MTB Fund	Amount	Percentage of Total Investments
MTB New York Municipal Bond Fund	$3,207,368	3.3%
MTB Maryland Municipal Bond Fund	506,036	0.4%
MTB Virginia Municipal Bond Fund	1,797,409	8.7%

(6)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2011, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund	$7,205,879	4.4%
MTB Pennsylvania Municipal Bond Fund	1,271,473	1.3%
MTB Intermediate-Term Bond Fund	9,767,342	8.3%
MTB Income Fund	17,997,588	9.0%
MTB Strategic Allocation Fund	294,612	0.4%
MTB International Equity Fund	1,280,820	0.6%

(7)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At January 31, 2011, these restricted securities were as follows:

Security	Acquisition Date	Acquisition Cost	Market Value	Percentage of Total Net Assets
MTB Short-Term Corporate Bond Fund
ABN Amro Bank NV	01/27/2011	1,000,000	998,843
Ally Financial, Inc.	11/23/2010	974,950	1,035,000
Archer Daniels Midland	12/31/2010	749,603	749,768
Broadcom Corp.	10/27/2010	996,940	988,805
ERAC USA Finance LLC	01/04/2011	998,070	1,002,157
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	255,844
MassMutual Global Funding II	06/25/2009	499,610	515,941
Metropolitan Life Global Funding I	01/06/2010	997,510	1,019,277
Xstrata Finance Canada Ltd.	07/27/2009	303,000	310,798
Xstrata Finance Canada Ltd.	01/29/2010	335,570	329,446
			7,205,879	4.4%
MTB Pennsylvania Municipal Bond Fund
Bucks County, PA, IDA, Revenue Bonds, (Series A), (School Lane Charter School)	04/05/2007	1,545,000	1,271,473	1.3%
MTB Intermediate-Term Bond Fund
ABN Amro Bank NV	01/27/2011	499,585	502,250
Ally Financial, Inc.	08/09/2010	495,580	546,250
Ally Financial, Inc.	11/15/2010	1,479,030	1,552,500
American Tower Trust	04/30/2007	1,000,000	1,087,930
Cantor Fitzgerald LP	06/22/2010	996,620	1,013,521
Crown Castle Towers LLC	08/04/2010	1,003,370	991,250
Harley-Davidson Funding Corp.	11/19/2009	499,195	532,378
Hyatt Hotels Corp.	08/10/2009	499,320	537,809
Hyundai Motor Manufacturing Czech s.r.o.	04/15/2010	249,248	255,844
Metropolitan Life Global Funding I	01/06/2010	498,755	509,638
Nabors Industries, Inc.	09/09/2010	248,910	245,584
Rockies Express Pipeline LLC	12/15/2010	989,230	993,527
Rockies Express Pipeline LLC	03/17/2010	499,555	487,476
WM Wrigley Jr. Co.	06/21/2010	499,485	511,385
			9,767,342	8.3%
MTB Income Fund
ABN Amro Bank NV	01/27/2011	499,585	502,250
Ally Financial, Inc.	08/09/2010	495,580	546,250
Ally Financial, Inc.	11/15/2010	1,479,030	1,552,500
American Tower Trust	04/30/2007	1,000,000	1,087,930
ASIF Global Financing XIX	01/08/2003	1,172,807	1,235,953
BAE Systems Holdings, Inc.	06/01/2009	498,255	555,561
Bank of New York Institutional Capital Trust A	11/25/1996	1,500,000	1,479,105
Cantor Fitzgerald LP	06/22/2010	996,620	1,013,521
Crown Castle Towers LLC	07/29/2010	1,000,000	991,250
Crown Castle Towers LLC	08/04/2010	1,003,370	991,250
FMR LLC	10/28/2009	997,720	930,082
Hanesbrands, Inc.	11/04/2010	100,000	96,750
Harley-Davidson Funding Corp.	11/19/2009	499,195	532,378
Hyatt Hotels Corp.	08/10/2009	499,320	537,809
LA Arena Funding LLC	04/23/1999	1,386,508	1,432,003
Metropolitan Life Global Funding I	01/06/2010	498,755	509,638
Nabors Industries, Inc.	09/09/2010	248,910	245,584
Petroleum Co. of Trinidad & Tobago Ltd.	08/11/2009	148,826	183,000
Petroleum Co. of Trinidad & Tobago Ltd.	08/14/2009	886,125	1,037,000
Rockies Express Pipeline LLC	12/15/2010	989,230	993,527
Rockies Express Pipeline LLC	03/17/2010	499,555	487,476
WM Wrigley Jr. Co.	06/21/2010	499,485	511,385
Xstrata Finance Canada Ltd.	11/14/2007	498,435	545,386
			17,997,588	9.0%
MTB Strategic Allocation Fund
FMR LLC	06/28/2010	102,666	93,008
WM Wrigley Jr. Co.	06/22/2010	199,934	201,604
			294,612	0.4%
MTB International Equity Fund
Samsung Electronics Co. Ltd. GDR	10/28/2005	278,954	466,310
Samsung Electronics Co. Ltd. GDR	10/28/2008	13,862	39,369
Samsung Electronics Co. Ltd. GDR	11/04/2008	6,765	14,873
Samsung Electronics Co. Ltd. GDR	04/17/2009	40,650	78,302
Samsung Electronics Co. Ltd. GDR	05/01/2009	81,759	156,603
Samsung Electronics Co. Ltd. GDR	10/06/2009	108,799	147,854
Samsung Electronics Co. Ltd. GDR	02/03/2010	9,073	11,811
Samsung Electronics Co. Ltd. GDR	02/04/2010	121,702	160,977
Samsung Electronics Co. Ltd. GDR	02/16/2010	13,449	17,935
Samsung Electronics Co. Ltd. GDR	02/19/2010	5,976	7,874
Samsung Electronics Co. Ltd. GDR	05/20/2010	41,066	58,179
Samsung Electronics Co. Ltd. GDR	11/12/2010	75,044	94,049
Samsung Electronics Co. Ltd. GDR	01/19/2011	27,018	26,684
			1,280,820	0.6%

(8)	7-Day net yield.
(9)	Affiliated company. See Note 1 in Notes to Portfolio of Investments.
(10)	All of this security is fair valued in accordance with procedures adopted by the Board of Trustees. See Note 2 in Notes to Portfolio of Investments. At January 31, 2011, the value of these securities amounted to:

MTB Fund	Amount	Percentage of Total Net Assets
MTB U.S. Government Bond Fund	$39,245	0.1%

(11)	No strike price available due to ongoing litigation.
(12)	Security, or a portion thereof, is on loan. See Note 2 in Notes to Portfolio of Investments.

*	Non-income producing security.
**	Represents less than 0.05%.
(x)	All or a portion of this security was segregated for extended settlement contracts.

The following acronyms are used throughout this report:

ADR	-	American Depositary Receipt
AGM	-	Assured Guaranty Municipal
AMBAC	-	American Bond Assurance Corporation
AMT	-	Alternative Minimum Tax (subject to)
BKNT	-	Bank Note
CAPMAC	-	Capital Markets Assurance Corporation
CIFG	-	CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee
COL	-	Collateralized
EDA	-	Economic Development Agency
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FHA	-	Federal Housing Administration
FGIC	-	Financial Guarantee Insurance Company
FSA	-	Financial Security Assurance Inc.
GDR	-	Global Depositary Receipt
GO	-	General Obligation
GTD	-	Guaranteed
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
IDA	-	Industrial Development Authority/Agency
IDFA	-	Industrial Development Finance Authority
INS	-	Insured
LLC	-	Limited Liability Corporation
LP	-	Limited Partnership
LT	-	Limited Tax
MTN	-	Medium Term Note
PCL	-	Public Company Limited
PRF	-	Prerefunded
REIT	-	Real Estate Investment Trust
SONYMA	-	State of New York Mortgage Agency
UT	-	Unlimited Tax
XLCA	-	XL Capital Assurance Inc.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Funds’ audited Annual Report or Semi-Annual Report. These reports include additional information about the Funds’ security valuation policies and about certain security types invested in by the Funds.

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2011

NOTE 1- Other Affiliated Parties and Transactions - Affiliated holdings are mutual funds which are managed by MTB Investment Advisors, Inc. (the “Advisor”) or an affiliate of the Advisor or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the period ended January 31, 2011 are as follows:

Affiliated Fund Name	Balance of Shares Held 4/30/2010	Purchases/ Additions	Sales/ Reductions	Shares Prior to Reorganization	Balance of Shares Held 1/31/2011	Value at 1/31/2011	Dividend Income
MTB Strategic Allocation Fund:
MTB Prime Money Market Fund	1,463,533	13,602,580	14,521,927	1,603,968	2,148,154	$2,148,154	$726
MTB Money Market Fund	—	1,469,841	425,847	124,489	1,168,483	1,168,483	45
MTB Short Duration Government Bond Fund	73,575	338	101,345	27,432	—	—	3,048
MTB Short-Term Corporate Bond Fund	250,223	783	304,618	53,612	—	—	7,519
MTB U.S. Government Bond Fund	—	32	16,658	16,626	—	—	76
MTB Income Fund	518,086	2,924	698,955	177,945	—	—	26,414
MTB Intermediate-Term Bond Fund	309,234	1,633	367,563	56,696	—	—	16,408
MTB Large Cap Growth Fund	1,160,361	21,513	1,223,372	999,822	958,324	8,548,250	16,847
MTB Large Cap Value Fund	293,647	141	28,734	283,818	548,872	5,883,908	26,472
MTB Mid Cap Growth Fund	143,578	7	7,247	84,543	220,881	3,319,839	—
MTB Small Cap Growth Fund	97,082	4,476	44,713	99,980	156,825	2,606,434	—
MTB International Equity Fund	918,800	20,878	187,642	687,768	1,439,804	13,246,199	131,728

TOTAL	5,228,119	15,125,146	17,928,621	4,216,699	6,641,343	36,921,267	229,283

MTB Large Cap Value Fund:
MTB Prime Money Market Fund	4,075,984	28,822,118	30,812,513	—	2,085,589	2,085,589	1,136

MTB Large Cap Growth Fund:
MTB Prime Money Market Fund	—	25,446,010	24,518,172	—	927,838	927,838	444
MTB Money Market Fund	—	1,416,244	1,416,244	—	—	—	—

TOTAL	—	26,862,254	25,934,416	—	927,838	927,838	444

MTB Mid Cap Growth Fund:
MTB Prime Money Market Fund	930,668	25,220,671	23,048,271	—	3,103,068	3,103,068	449

MTB Small Cap Growth Fund:
MTB Prime Money Market Fund	—	52,393,789	52,393,789	—	—	—	495
MTB Money Market Fund	—	6,289,111	6,289,111	—	—	—	72

TOTAL	—	58,682,900	58,682,900	—	—	—	567

MTB International Equity Fund:
MTB Prime Money Market Fund	2,771,065	40,931,071	41,733,167	—	1,968,969	1,968,969	853

NOTE 2 - Investment Valuation

Fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	investments in other open-end regulated investment companies are valued at net asset value (“NAV”);

•

fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees; and

•	the Money Market Funds use the amortized cost method to value their portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing its NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

The Trust follows the authoritive guidance for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In January 2010, the Financial Accounting Standard Board issued Accounting Standards Update No. 2010-06, “Fair Value Measurements and Disclosures” (“ASU 2010-06”). ASU 2010-06 requires additional disclosures regarding transfers in and out of all levels of the fair value hierarchy and the reasons for the transfers. ASU 2010-06 also clarifies existing disclosure requirements regarding valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy. These disclosures became effective for interim and annual periods beginning after December 15, 2009, except for certain disclosures regarding Level 3 transaction activity, which are effective for interim and annual periods beginning after December 15, 2010. The Funds disclose significant transfers between levels based on valuations at the beginning of the reporting period. For the period ended January 31, 2011, there were no transfers between Levels 1 and 2.

Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Funds treat the repurchase agreement as an investment in the underlying securities and not as an obligation of the counterparty to the repurchase agreement. Other repurchase agreements are treated as obligations of the counterparty secured by the underlying securities. Nevertheless, the insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Restricted Securities

Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Dollar Roll Transactions

The MTB U.S. Government Bond Fund, MTB Intermediate-Term Bond Fund and MTB Income Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Funds sell mortgage securities to financial institutions and simultaneously agree to accept substantially similar (same type, coupon, maturity) securities at a later date at an agreed upon price. Dollar roll transactions, which are treated as purchases and sales, will not exceed 12 months.

Lending of Portfolio Securities

Effective September 2009, the Trust entered into an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Investments purchased with cash collateral are presented on the Portfolio of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

As of January 31, 2011, the Funds listed below had securities with the following values on loan:

Fund	Value of Securities on Loan	Value of Collateral
MTB Short-Term Corporate Bond Fund	4,345,483	4,452,000
MTB U.S. Government Bond Fund	5,176,524	5,283,000
MTB Intermediate-Term Bond Fund	121,605	125,000
MTB Income Fund	812,284	835,000
MTB Strategic Allocation Fund	1,000,998	1,025,000
MTB Large Cap Value Fund	2,420,542	2,469,000
MTB Large Cap Growth Fund	3,296,239	3,371,000
MTB Mid Cap Growth Fund	6,262,110	6,410,000
MTB Small Cap Growth Fund	8,575,081	8,942,000
MTB International Equity Fund	4,859,735	5,106,000

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

NOTE 3 - Subsequent Events

At a meeting of the Trustees (the “Board”) of the MTB Group of Funds (the “Trust”) held on March 9, 2011, the Trustees approved the conversion of the Class B Shares of the MTB International Equity Fund, MTB Income Fund, MTB Intermediate-Term Bond Fund, MTB Large Cap Growth Fund, MTB Large Cap Value Fund, MTB Mid Cap Growth Fund, MTB Maryland Municipal Bond Fund, MTB New York Municipal Bond Fund, MTB Pennsylvania Municipal Bond Fund, MTB Strategic Allocation Fund, MTB Small Cap Growth Fund, MTB Short-Term Corporate Bond Fund, MTB Short Duration Government Bond Fund and MTB U.S. Government Bond Fund, each a series of the Trust (the “Funds”), into Class A Shares of the same Fund, as well as the conversion of the Class B Shares of the MTB Money Market Fund, also a series of the Trust, into Class A2 Shares of that Fund.

On April 1, 2011, the Class B Shares of the Funds will be converted into Class A Shares of the same Fund, and Class B Shares of the MTB Money Market Fund will be converted into Class A2 Shares of that Fund, and Class B Shares will be terminated effective immediately after such conversion. Class B shareholders will not incur any transaction costs in connection with the conversion, and it is expected that the conversion will be tax-free for federal income tax purposes, which means that former Class B shareholders will not have a taxable gain or loss on the conversion of their Class B Shares to Class A Shares or Class A2 Shares, as applicable. Class B Shares of each Fund and the MTB Money Market Fund have been closed to new investors since December 31, 2008.

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that, except as set forth above, there are no material events that would require disclosure in this report through this date.

Item 2.	Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2 (a) under the 1940 Act (17 CFR 270.30a-2(a)) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	March 25, 2011

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	March 25, 2011